UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Value Discovery

Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Fidelity Value Discovery	.77%
Actual		$ 1,000.00	$ 1,119.50	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class K	.59%
Actual		$ 1,000.00	$ 1,120.40	$ 3.15
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 3.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.7	4.7
Berkshire Hathaway, Inc. Class B	4.1	3.7
Wells Fargo & Co.	3.0	2.8
Exxon Mobil Corp.	2.6	3.6
JPMorgan Chase & Co.	2.3	2.3
Cisco Systems, Inc.	2.2	1.7
Comcast Corp. Class A	2.0	2.2
Merck & Co., Inc.	2.0	2.2
U.S. Bancorp	2.0	2.3
CVS Caremark Corp.	1.8	1.6
	26.7
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.2	22.5
Health Care	15.2	14.1
Energy	11.7	12.6
Consumer Staples	11.2	10.6
Consumer Discretionary	10.7	11.3
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 96.0%		Stocks 97.0%
	Convertible Securities 0.8%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.7%
* Foreign investments	16.3%	** Foreign investments	13.4%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	52,200	$ 2,351,610
Media - 7.3%
Comcast Corp. Class A	252,350	9,609,488
John Wiley & Sons, Inc. Class A	95,985	3,676,226
McGraw-Hill Companies, Inc.	102,650	5,904,428
The Walt Disney Co.	86,471	4,659,057
Time Warner Cable, Inc.	56,843	5,078,354
Viacom, Inc. Class B (non-vtg.)	92,600	5,588,410
		34,515,963
Multiline Retail - 1.0%
Target Corp.	77,100	4,657,611
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	54,800	4,028,896
AutoZone, Inc. (a)	8,885	3,284,785
		7,313,681
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	37,200	1,897,200
TOTAL CONSUMER DISCRETIONARY		50,736,065
CONSUMER STAPLES - 11.2%
Beverages - 1.3%
Anheuser-Busch InBev SA NV ADR	17,556	1,555,462
PepsiCo, Inc.	24,600	1,792,110
SABMiller PLC	53,300	2,662,815
		6,010,387
Food & Staples Retailing - 2.9%
CVS Caremark Corp.	167,100	8,555,520
Walgreen Co.	131,400	5,250,744
		13,806,264
Food Products - 2.5%
Post Holdings, Inc. (a)	65,688	2,495,487
The J.M. Smucker Co.	60,300	5,344,389
Unilever NV (NY Reg.)	97,055	3,928,786
		11,768,662
Household Products - 2.9%
Colgate-Palmolive Co.	24,471	2,627,451
Energizer Holdings, Inc.	5,700	495,957
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	94,100	$ 7,072,556
Reckitt Benckiser Group PLC	49,879	3,324,122
		13,520,086
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	45,900	4,769,010
Lorillard, Inc.	75,300	2,941,971
		7,710,981
TOTAL CONSUMER STAPLES		52,816,380
ENERGY - 11.7%
Energy Equipment & Services - 1.3%
National Oilwell Varco, Inc.	82,600	6,123,964
Oil, Gas & Consumable Fuels - 10.4%
BP PLC sponsored ADR	82,790	3,685,811
Chevron Corp.	195,081	22,463,575
Exxon Mobil Corp.	137,025	12,328,139
Royal Dutch Shell PLC Class A sponsored ADR	76,598	5,401,691
Suncor Energy, Inc.	163,600	5,560,497
		49,439,713
TOTAL ENERGY		55,563,677
FINANCIALS - 24.2%
Capital Markets - 1.4%
Bank of New York Mellon Corp.	219,400	5,958,904
MLP AG	86,060	746,686
		6,705,590
Commercial Banks - 6.0%
PNC Financial Services Group, Inc.	75,600	4,672,080
U.S. Bancorp	279,200	9,241,520
Wells Fargo & Co.	413,866	14,414,953
		28,328,553
Consumer Finance - 1.9%
American Express Co.	83,400	4,904,754
Capital One Financial Corp.	67,857	3,821,706
		8,726,460
Diversified Financial Services - 4.1%
JPMorgan Chase & Co.	236,101	11,108,552
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp.	68,652	$ 3,763,503
The NASDAQ Stock Market, Inc.	165,166	4,677,501
		19,549,556
Insurance - 8.4%
ACE Ltd.	53,400	4,556,622
AFLAC, Inc.	38,724	2,054,695
Aon PLC	92,800	5,358,272
Berkshire Hathaway, Inc. Class B (a)	199,213	19,309,716
Greenlight Capital Re, Ltd. (a)	99,475	2,392,374
MetLife, Inc.	69,310	2,588,035
The Travelers Companies, Inc.	46,813	3,672,948
		39,932,662
Real Estate Investment Trusts - 2.4%
CBL & Associates Properties, Inc.	188,197	4,044,354
Public Storage	24,000	3,694,320
Rayonier, Inc.	70,300	3,784,952
		11,523,626
TOTAL FINANCIALS		114,766,447
HEALTH CARE - 15.2%
Biotechnology - 0.8%
Amgen, Inc.	46,891	4,007,305
Health Care Equipment & Supplies - 2.2%
Covidien PLC	96,900	6,040,746
Stryker Corp.	66,200	4,147,430
		10,188,176
Health Care Providers & Services - 5.7%
Chemed Corp.	23,530	1,777,692
CIGNA Corp.	96,938	5,655,363
Express Scripts Holding Co. (a)	44,600	2,382,532
Laboratory Corp. of America Holdings (a)	45,100	4,036,450
McKesson Corp.	45,332	4,770,286
UnitedHealth Group, Inc.	150,800	8,325,668
		26,947,991
Pharmaceuticals - 6.5%
AstraZeneca PLC sponsored ADR	19,100	920,238
Endo Pharmaceuticals Holdings, Inc. (a)	117,743	3,727,743
GlaxoSmithKline PLC sponsored ADR	112,239	5,119,221
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	56,156	$ 4,151,052
Merck & Co., Inc.	218,310	9,441,908
Pfizer, Inc.	101,267	2,762,564
Sanofi SA sponsored ADR	100,870	4,910,352
		31,033,078
TOTAL HEALTH CARE		72,176,550
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.9%
United Technologies Corp.	48,385	4,237,074
Electrical Equipment - 0.6%
Emerson Electric Co.	49,540	2,836,165
Industrial Conglomerates - 2.9%
3M Co.	65,500	6,586,025
Danaher Corp.	53,100	3,182,283
General Electric Co.	189,652	4,225,447
		13,993,755
Machinery - 0.8%
Stanley Black & Decker, Inc.	47,000	3,611,010
Professional Services - 1.2%
Dun & Bradstreet Corp. (d)	48,665	3,968,144
Nielsen Holdings B.V. (a)	55,700	1,810,807
		5,778,951
TOTAL INDUSTRIALS		30,456,955
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 2.2%
Cisco Systems, Inc.	496,100	10,204,777
Computers & Peripherals - 2.1%
Dell, Inc.	359,520	4,760,045
EMC Corp. (a)	92,500	2,276,425
Hewlett-Packard Co.	144,099	2,379,074
Lexmark International, Inc. Class A	29,100	700,146
		10,115,690
IT Services - 3.3%
Amdocs Ltd.	84,900	3,030,081
Fidelity National Information Services, Inc.	19,400	719,934
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	62,300	$ 5,003,313
IBM Corp.	13,400	2,721,138
The Western Union Co.	309,700	4,407,031
		15,881,497
Software - 1.6%
Microsoft Corp.	121,024	3,324,529
Oracle Corp.	120,683	4,285,453
		7,609,982
TOTAL INFORMATION TECHNOLOGY		43,811,946
MATERIALS - 1.8%
Chemicals - 1.0%
Cytec Industries, Inc.	35,500	2,602,150
Sigma Aldrich Corp.	24,000	1,855,920
		4,458,070
Containers & Packaging - 0.8%
Ball Corp.	89,100	3,966,732
TOTAL MATERIALS		8,424,802
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC	1,746,200	4,765,661
UTILITIES - 4.6%
Electric Utilities - 4.6%
American Electric Power Co., Inc.	99,700	4,515,413
Duke Energy Corp.	46,624	3,204,934
Edison International	103,600	4,992,484
NextEra Energy, Inc.	62,400	4,495,920
PPL Corp.	145,779	4,415,646
		21,624,397
TOTAL COMMON STOCKS (Cost $386,001,159)		455,142,880
Convertible Bonds - 0.8%
	Principal Amount	Value
INDUSTRIALS - 0.8%
Marine - 0.8%
DryShips, Inc. 5% 12/1/14 (Cost $3,410,725)	$ 4,330,000	$ 3,620,963
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	15,388,937	15,388,937
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	4,008,000	4,008,000
TOTAL MONEY MARKET FUNDS (Cost $19,396,937)		19,396,937
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $408,808,821)		478,160,780
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(4,247,624)
NET ASSETS - 100%		$ 473,913,156
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,301
Fidelity Securities Lending Cash Central Fund	13,780
Total	$ 23,081
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 50,736,065	$ 50,736,065	$ -	$ -
Consumer Staples	52,816,380	52,816,380	-	-
Energy	55,563,677	55,563,677	-	-
Financials	114,766,447	114,766,447	-	-
Health Care	72,176,550	72,176,550	-	-
Industrials	30,456,955	30,456,955	-	-
Information Technology	43,811,946	43,811,946	-	-
Materials	8,424,802	8,424,802	-	-
Telecommunication Services	4,765,661	-	4,765,661	-
Utilities	21,624,397	21,624,397	-	-
Corporate Bonds	3,620,963	-	3,620,963	-
Money Market Funds	19,396,937	19,396,937	-	-
Total Investments in Securities:	$ 478,160,780	$ 469,774,156	$ 8,386,624	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.7%
United Kingdom	7.6%
Ireland	1.3%
Netherlands	1.3%
Canada	1.2%
France	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,913,920) - See accompanying schedule: Unaffiliated issuers (cost $389,411,884)	$ 458,763,843
Fidelity Central Funds (cost $19,396,937)	19,396,937
Total Investments (cost $408,808,821)		$ 478,160,780
Receivable for investments sold		5,117,142
Receivable for fund shares sold		102,884
Dividends receivable		336,336
Interest receivable		36,876
Distributions receivable from Fidelity Central Funds		1,915
Prepaid expenses		931
Other receivables		30,419
Total assets		483,787,283

Liabilities
Payable for investments purchased	$ 4,708,680
Payable for fund shares redeemed	856,765
Accrued management fee	171,793
Other affiliated payables	93,673
Other payables and accrued expenses	35,216
Collateral on securities loaned, at value	4,008,000
Total liabilities		9,874,127

Net Assets		$ 473,913,156
Net Assets consist of:
Paid in capital		$ 584,390,804
Undistributed net investment income		366,957
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(180,196,496)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		69,351,891
Net Assets		$ 473,913,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($414,579,822 ÷ 24,105,891 shares)	$ 17.20

Class K: Net Asset Value, offering price and redemption price per share ($59,333,334 ÷ 3,452,743 shares)	$ 17.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 5,645,360
Interest		197,551
Income from Fidelity Central Funds		23,081
Total income		5,865,992

Expenses
Management fee Basic fee	$ 1,301,673
Performance adjustment	(188,180)
Transfer agent fees	483,286
Accounting and security lending fees	91,428
Custodian fees and expenses	5,694
Independent trustees' compensation	1,546
Registration fees	32,958
Audit	24,552
Legal	1,652
Miscellaneous	2,119
Total expenses before reductions	1,756,728
Expense reductions	(64,831)	1,691,897
Net investment income (loss)		4,174,095
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,969,034
Foreign currency transactions	(4,044)
Total net realized gain (loss)		15,964,990
Change in net unrealized appreciation (depreciation) on: Investment securities	32,632,543
Assets and liabilities in foreign currencies	659
Total change in net unrealized appreciation (depreciation)		32,633,202
Net gain (loss)		48,598,192
Net increase (decrease) in net assets resulting from operations		$ 52,772,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,174,095	$ 7,429,197
Net realized gain (loss)	15,964,990	49,327,735
Change in net unrealized appreciation (depreciation)	32,633,202	(37,015,488)
Net increase (decrease) in net assets resulting from operations	52,772,287	19,741,444
Distributions to shareholders from net investment income	(7,811,842)	(5,624,834)
Share transactions - net increase (decrease)	(37,339,730)	(130,031,025)
Total increase (decrease) in net assets	7,620,715	(115,914,415)

Net Assets
Beginning of period	466,292,441	582,206,856
End of period (including undistributed net investment income of $366,957 and undistributed net investment income of $4,004,704, respectively)	$ 473,913,156	$ 466,292,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Discovery

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.62	$ 14.98	$ 12.91	$ 11.58	$ 15.12	$ 18.94
Income from Investment Operations
Net investment income (loss) D	.14	.22	.13	.14 G	.17	.19
Net realized and unrealized gain (loss)	1.71	.57	2.13	1.31	(3.51)	(2.79)
Total from investment operations	1.85	.79	2.26	1.45	(3.34)	(2.60)
Distributions from net investment income	(.27)	(.15)	(.19)	(.12)	(.18)	(.12)
Distributions from net realized gain	-	-	-	-	(.02)	(1.10)
Total distributions	(.27)	(.15)	(.19)	(.12)	(.20)	(1.22)
Net asset value, end of period	$ 17.20	$ 15.62	$ 14.98	$ 12.91	$ 11.58	$ 15.12
Total Return B, C	11.95%	5.43%	17.69%	12.60%	(22.14)%	(14.66)%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.87%	.80%	.96%	.93%	.94%
Expenses net of fee waivers, if any	.77% A	.87%	.80%	.96%	.93%	.94%
Expenses net of all reductions	.74% A	.87%	.79%	.95%	.92%	.94%
Net investment income (loss)	1.76% A	1.49%	.88%	1.10% G	1.61%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 414,580	$ 412,499	$ 540,644	$ 598,561	$ 642,054	$ 1,015,200
Portfolio turnover rate F	34% A	92%	59%	116%	165%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.62	$ 14.99	$ 12.92	$ 11.59	$ 15.12	$ 16.87
Income from Investment Operations
Net investment income (loss) D	.16	.25	.15	.17 G	.18	.05
Net realized and unrealized gain (loss)	1.70	.56	2.14	1.31	(3.49)	(1.80)
Total from investment operations	1.86	.81	2.29	1.48	(3.31)	(1.75)
Distributions from net investment income	(.30)	(.18)	(.22)	(.15)	(.20)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.30)	(.18)	(.22)	(.15)	(.22)	-
Net asset value, end of period	$ 17.18	$ 15.62	$ 14.99	$ 12.92	$ 11.59	$ 15.12
Total Return B, C	12.04%	5.59%	17.93%	12.84%	(21.94)%	(10.37)%
Ratios to Average Net Assets E, I
Expenses before reductions	.59% A	.68%	.61%	.75%	.69%	.79% A
Expenses net of fee waivers, if any	.59% A	.68%	.61%	.75%	.69%	.79% A
Expenses net of all reductions	.57% A	.68%	.60%	.74%	.69%	.79% A
Net investment income (loss)	1.94% A	1.68%	1.07%	1.31% G	1.84%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,333	$ 53,794	$ 41,562	$ 38,583	$ 30,957	$ 90
Portfolio turnover rate F	34% A	92%	59%	116%	165%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%.

H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,676,592
Gross unrealized depreciation	(5,282,889)
Net unrealized appreciation (depreciation) on securities and other investments	$ 66,393,703

Tax cost	$ 411,767,077

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (94,701,798)
2018	(97,975,780)
Total capital loss carryforward	$ (192,677,578)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $78,105,030 and $121,527,983, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Fidelity Value Discovery	$ 469,197.23
Class K	14,089.05
	$ 483,286

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,364 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $573 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,780, including $76 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $64,831 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Fidelity Value Discovery	$ 6,759,572	$ 5,098,642
Class K	1,052,270	526,192
Total	$ 7,811,842	$ 5,624,834

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Value Discovery
Shares sold	654,844	1,704,034	$ 10,775,677	$ 24,420,894
Reinvestment of distributions	400,899	359,001	6,508,716	4,866,826
Shares redeemed	(3,360,369)	(11,736,480)	(54,734,541)	(169,104,832)
Net increase (decrease)	(2,304,626)	(9,673,445)	$ (37,450,148)	$ (139,817,112)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class K
Shares sold	441,977	1,694,361	$ 7,206,758	$ 25,074,422
Reinvestment of distributions	64,874	38,842	1,052,270	526,192
Shares redeemed	(497,346)	(1,062,295)	(8,148,610)	(15,814,527)
Net increase (decrease)	9,505	670,908	$ 110,418	$ 9,786,087

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FVD-USAN-0313
1.789740.109

Fidelity®

Value Discovery

Fund-

Class K

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Fidelity Value Discovery	.77%
Actual		$ 1,000.00	$ 1,119.50	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class K	.59%
Actual		$ 1,000.00	$ 1,120.40	$ 3.15
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 3.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.7	4.7
Berkshire Hathaway, Inc. Class B	4.1	3.7
Wells Fargo & Co.	3.0	2.8
Exxon Mobil Corp.	2.6	3.6
JPMorgan Chase & Co.	2.3	2.3
Cisco Systems, Inc.	2.2	1.7
Comcast Corp. Class A	2.0	2.2
Merck & Co., Inc.	2.0	2.2
U.S. Bancorp	2.0	2.3
CVS Caremark Corp.	1.8	1.6
	26.7
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.2	22.5
Health Care	15.2	14.1
Energy	11.7	12.6
Consumer Staples	11.2	10.6
Consumer Discretionary	10.7	11.3
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 96.0%		Stocks 97.0%
	Convertible Securities 0.8%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.7%
* Foreign investments	16.3%	** Foreign investments	13.4%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	52,200	$ 2,351,610
Media - 7.3%
Comcast Corp. Class A	252,350	9,609,488
John Wiley & Sons, Inc. Class A	95,985	3,676,226
McGraw-Hill Companies, Inc.	102,650	5,904,428
The Walt Disney Co.	86,471	4,659,057
Time Warner Cable, Inc.	56,843	5,078,354
Viacom, Inc. Class B (non-vtg.)	92,600	5,588,410
		34,515,963
Multiline Retail - 1.0%
Target Corp.	77,100	4,657,611
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	54,800	4,028,896
AutoZone, Inc. (a)	8,885	3,284,785
		7,313,681
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	37,200	1,897,200
TOTAL CONSUMER DISCRETIONARY		50,736,065
CONSUMER STAPLES - 11.2%
Beverages - 1.3%
Anheuser-Busch InBev SA NV ADR	17,556	1,555,462
PepsiCo, Inc.	24,600	1,792,110
SABMiller PLC	53,300	2,662,815
		6,010,387
Food & Staples Retailing - 2.9%
CVS Caremark Corp.	167,100	8,555,520
Walgreen Co.	131,400	5,250,744
		13,806,264
Food Products - 2.5%
Post Holdings, Inc. (a)	65,688	2,495,487
The J.M. Smucker Co.	60,300	5,344,389
Unilever NV (NY Reg.)	97,055	3,928,786
		11,768,662
Household Products - 2.9%
Colgate-Palmolive Co.	24,471	2,627,451
Energizer Holdings, Inc.	5,700	495,957
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	94,100	$ 7,072,556
Reckitt Benckiser Group PLC	49,879	3,324,122
		13,520,086
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	45,900	4,769,010
Lorillard, Inc.	75,300	2,941,971
		7,710,981
TOTAL CONSUMER STAPLES		52,816,380
ENERGY - 11.7%
Energy Equipment & Services - 1.3%
National Oilwell Varco, Inc.	82,600	6,123,964
Oil, Gas & Consumable Fuels - 10.4%
BP PLC sponsored ADR	82,790	3,685,811
Chevron Corp.	195,081	22,463,575
Exxon Mobil Corp.	137,025	12,328,139
Royal Dutch Shell PLC Class A sponsored ADR	76,598	5,401,691
Suncor Energy, Inc.	163,600	5,560,497
		49,439,713
TOTAL ENERGY		55,563,677
FINANCIALS - 24.2%
Capital Markets - 1.4%
Bank of New York Mellon Corp.	219,400	5,958,904
MLP AG	86,060	746,686
		6,705,590
Commercial Banks - 6.0%
PNC Financial Services Group, Inc.	75,600	4,672,080
U.S. Bancorp	279,200	9,241,520
Wells Fargo & Co.	413,866	14,414,953
		28,328,553
Consumer Finance - 1.9%
American Express Co.	83,400	4,904,754
Capital One Financial Corp.	67,857	3,821,706
		8,726,460
Diversified Financial Services - 4.1%
JPMorgan Chase & Co.	236,101	11,108,552
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp.	68,652	$ 3,763,503
The NASDAQ Stock Market, Inc.	165,166	4,677,501
		19,549,556
Insurance - 8.4%
ACE Ltd.	53,400	4,556,622
AFLAC, Inc.	38,724	2,054,695
Aon PLC	92,800	5,358,272
Berkshire Hathaway, Inc. Class B (a)	199,213	19,309,716
Greenlight Capital Re, Ltd. (a)	99,475	2,392,374
MetLife, Inc.	69,310	2,588,035
The Travelers Companies, Inc.	46,813	3,672,948
		39,932,662
Real Estate Investment Trusts - 2.4%
CBL & Associates Properties, Inc.	188,197	4,044,354
Public Storage	24,000	3,694,320
Rayonier, Inc.	70,300	3,784,952
		11,523,626
TOTAL FINANCIALS		114,766,447
HEALTH CARE - 15.2%
Biotechnology - 0.8%
Amgen, Inc.	46,891	4,007,305
Health Care Equipment & Supplies - 2.2%
Covidien PLC	96,900	6,040,746
Stryker Corp.	66,200	4,147,430
		10,188,176
Health Care Providers & Services - 5.7%
Chemed Corp.	23,530	1,777,692
CIGNA Corp.	96,938	5,655,363
Express Scripts Holding Co. (a)	44,600	2,382,532
Laboratory Corp. of America Holdings (a)	45,100	4,036,450
McKesson Corp.	45,332	4,770,286
UnitedHealth Group, Inc.	150,800	8,325,668
		26,947,991
Pharmaceuticals - 6.5%
AstraZeneca PLC sponsored ADR	19,100	920,238
Endo Pharmaceuticals Holdings, Inc. (a)	117,743	3,727,743
GlaxoSmithKline PLC sponsored ADR	112,239	5,119,221
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	56,156	$ 4,151,052
Merck & Co., Inc.	218,310	9,441,908
Pfizer, Inc.	101,267	2,762,564
Sanofi SA sponsored ADR	100,870	4,910,352
		31,033,078
TOTAL HEALTH CARE		72,176,550
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.9%
United Technologies Corp.	48,385	4,237,074
Electrical Equipment - 0.6%
Emerson Electric Co.	49,540	2,836,165
Industrial Conglomerates - 2.9%
3M Co.	65,500	6,586,025
Danaher Corp.	53,100	3,182,283
General Electric Co.	189,652	4,225,447
		13,993,755
Machinery - 0.8%
Stanley Black & Decker, Inc.	47,000	3,611,010
Professional Services - 1.2%
Dun & Bradstreet Corp. (d)	48,665	3,968,144
Nielsen Holdings B.V. (a)	55,700	1,810,807
		5,778,951
TOTAL INDUSTRIALS		30,456,955
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 2.2%
Cisco Systems, Inc.	496,100	10,204,777
Computers & Peripherals - 2.1%
Dell, Inc.	359,520	4,760,045
EMC Corp. (a)	92,500	2,276,425
Hewlett-Packard Co.	144,099	2,379,074
Lexmark International, Inc. Class A	29,100	700,146
		10,115,690
IT Services - 3.3%
Amdocs Ltd.	84,900	3,030,081
Fidelity National Information Services, Inc.	19,400	719,934
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	62,300	$ 5,003,313
IBM Corp.	13,400	2,721,138
The Western Union Co.	309,700	4,407,031
		15,881,497
Software - 1.6%
Microsoft Corp.	121,024	3,324,529
Oracle Corp.	120,683	4,285,453
		7,609,982
TOTAL INFORMATION TECHNOLOGY		43,811,946
MATERIALS - 1.8%
Chemicals - 1.0%
Cytec Industries, Inc.	35,500	2,602,150
Sigma Aldrich Corp.	24,000	1,855,920
		4,458,070
Containers & Packaging - 0.8%
Ball Corp.	89,100	3,966,732
TOTAL MATERIALS		8,424,802
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC	1,746,200	4,765,661
UTILITIES - 4.6%
Electric Utilities - 4.6%
American Electric Power Co., Inc.	99,700	4,515,413
Duke Energy Corp.	46,624	3,204,934
Edison International	103,600	4,992,484
NextEra Energy, Inc.	62,400	4,495,920
PPL Corp.	145,779	4,415,646
		21,624,397
TOTAL COMMON STOCKS (Cost $386,001,159)		455,142,880
Convertible Bonds - 0.8%
	Principal Amount	Value
INDUSTRIALS - 0.8%
Marine - 0.8%
DryShips, Inc. 5% 12/1/14 (Cost $3,410,725)	$ 4,330,000	$ 3,620,963
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	15,388,937	15,388,937
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	4,008,000	4,008,000
TOTAL MONEY MARKET FUNDS (Cost $19,396,937)		19,396,937
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $408,808,821)		478,160,780
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(4,247,624)
NET ASSETS - 100%		$ 473,913,156
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,301
Fidelity Securities Lending Cash Central Fund	13,780
Total	$ 23,081
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 50,736,065	$ 50,736,065	$ -	$ -
Consumer Staples	52,816,380	52,816,380	-	-
Energy	55,563,677	55,563,677	-	-
Financials	114,766,447	114,766,447	-	-
Health Care	72,176,550	72,176,550	-	-
Industrials	30,456,955	30,456,955	-	-
Information Technology	43,811,946	43,811,946	-	-
Materials	8,424,802	8,424,802	-	-
Telecommunication Services	4,765,661	-	4,765,661	-
Utilities	21,624,397	21,624,397	-	-
Corporate Bonds	3,620,963	-	3,620,963	-
Money Market Funds	19,396,937	19,396,937	-	-
Total Investments in Securities:	$ 478,160,780	$ 469,774,156	$ 8,386,624	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.7%
United Kingdom	7.6%
Ireland	1.3%
Netherlands	1.3%
Canada	1.2%
France	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,913,920) - See accompanying schedule: Unaffiliated issuers (cost $389,411,884)	$ 458,763,843
Fidelity Central Funds (cost $19,396,937)	19,396,937
Total Investments (cost $408,808,821)		$ 478,160,780
Receivable for investments sold		5,117,142
Receivable for fund shares sold		102,884
Dividends receivable		336,336
Interest receivable		36,876
Distributions receivable from Fidelity Central Funds		1,915
Prepaid expenses		931
Other receivables		30,419
Total assets		483,787,283

Liabilities
Payable for investments purchased	$ 4,708,680
Payable for fund shares redeemed	856,765
Accrued management fee	171,793
Other affiliated payables	93,673
Other payables and accrued expenses	35,216
Collateral on securities loaned, at value	4,008,000
Total liabilities		9,874,127

Net Assets		$ 473,913,156
Net Assets consist of:
Paid in capital		$ 584,390,804
Undistributed net investment income		366,957
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(180,196,496)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		69,351,891
Net Assets		$ 473,913,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($414,579,822 ÷ 24,105,891 shares)	$ 17.20

Class K: Net Asset Value, offering price and redemption price per share ($59,333,334 ÷ 3,452,743 shares)	$ 17.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 5,645,360
Interest		197,551
Income from Fidelity Central Funds		23,081
Total income		5,865,992

Expenses
Management fee Basic fee	$ 1,301,673
Performance adjustment	(188,180)
Transfer agent fees	483,286
Accounting and security lending fees	91,428
Custodian fees and expenses	5,694
Independent trustees' compensation	1,546
Registration fees	32,958
Audit	24,552
Legal	1,652
Miscellaneous	2,119
Total expenses before reductions	1,756,728
Expense reductions	(64,831)	1,691,897
Net investment income (loss)		4,174,095
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,969,034
Foreign currency transactions	(4,044)
Total net realized gain (loss)		15,964,990
Change in net unrealized appreciation (depreciation) on: Investment securities	32,632,543
Assets and liabilities in foreign currencies	659
Total change in net unrealized appreciation (depreciation)		32,633,202
Net gain (loss)		48,598,192
Net increase (decrease) in net assets resulting from operations		$ 52,772,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,174,095	$ 7,429,197
Net realized gain (loss)	15,964,990	49,327,735
Change in net unrealized appreciation (depreciation)	32,633,202	(37,015,488)
Net increase (decrease) in net assets resulting from operations	52,772,287	19,741,444
Distributions to shareholders from net investment income	(7,811,842)	(5,624,834)
Share transactions - net increase (decrease)	(37,339,730)	(130,031,025)
Total increase (decrease) in net assets	7,620,715	(115,914,415)

Net Assets
Beginning of period	466,292,441	582,206,856
End of period (including undistributed net investment income of $366,957 and undistributed net investment income of $4,004,704, respectively)	$ 473,913,156	$ 466,292,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Discovery

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.62	$ 14.98	$ 12.91	$ 11.58	$ 15.12	$ 18.94
Income from Investment Operations
Net investment income (loss) D	.14	.22	.13	.14 G	.17	.19
Net realized and unrealized gain (loss)	1.71	.57	2.13	1.31	(3.51)	(2.79)
Total from investment operations	1.85	.79	2.26	1.45	(3.34)	(2.60)
Distributions from net investment income	(.27)	(.15)	(.19)	(.12)	(.18)	(.12)
Distributions from net realized gain	-	-	-	-	(.02)	(1.10)
Total distributions	(.27)	(.15)	(.19)	(.12)	(.20)	(1.22)
Net asset value, end of period	$ 17.20	$ 15.62	$ 14.98	$ 12.91	$ 11.58	$ 15.12
Total Return B, C	11.95%	5.43%	17.69%	12.60%	(22.14)%	(14.66)%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.87%	.80%	.96%	.93%	.94%
Expenses net of fee waivers, if any	.77% A	.87%	.80%	.96%	.93%	.94%
Expenses net of all reductions	.74% A	.87%	.79%	.95%	.92%	.94%
Net investment income (loss)	1.76% A	1.49%	.88%	1.10% G	1.61%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 414,580	$ 412,499	$ 540,644	$ 598,561	$ 642,054	$ 1,015,200
Portfolio turnover rate F	34% A	92%	59%	116%	165%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.62	$ 14.99	$ 12.92	$ 11.59	$ 15.12	$ 16.87
Income from Investment Operations
Net investment income (loss) D	.16	.25	.15	.17 G	.18	.05
Net realized and unrealized gain (loss)	1.70	.56	2.14	1.31	(3.49)	(1.80)
Total from investment operations	1.86	.81	2.29	1.48	(3.31)	(1.75)
Distributions from net investment income	(.30)	(.18)	(.22)	(.15)	(.20)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.30)	(.18)	(.22)	(.15)	(.22)	-
Net asset value, end of period	$ 17.18	$ 15.62	$ 14.99	$ 12.92	$ 11.59	$ 15.12
Total Return B, C	12.04%	5.59%	17.93%	12.84%	(21.94)%	(10.37)%
Ratios to Average Net Assets E, I
Expenses before reductions	.59% A	.68%	.61%	.75%	.69%	.79% A
Expenses net of fee waivers, if any	.59% A	.68%	.61%	.75%	.69%	.79% A
Expenses net of all reductions	.57% A	.68%	.60%	.74%	.69%	.79% A
Net investment income (loss)	1.94% A	1.68%	1.07%	1.31% G	1.84%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,333	$ 53,794	$ 41,562	$ 38,583	$ 30,957	$ 90
Portfolio turnover rate F	34% A	92%	59%	116%	165%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%.

H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,676,592
Gross unrealized depreciation	(5,282,889)
Net unrealized appreciation (depreciation) on securities and other investments	$ 66,393,703

Tax cost	$ 411,767,077

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (94,701,798)
2018	(97,975,780)
Total capital loss carryforward	$ (192,677,578)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $78,105,030 and $121,527,983, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Fidelity Value Discovery	$ 469,197.23
Class K	14,089.05
	$ 483,286

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,364 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $573 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,780, including $76 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $64,831 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Fidelity Value Discovery	$ 6,759,572	$ 5,098,642
Class K	1,052,270	526,192
Total	$ 7,811,842	$ 5,624,834

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Value Discovery
Shares sold	654,844	1,704,034	$ 10,775,677	$ 24,420,894
Reinvestment of distributions	400,899	359,001	6,508,716	4,866,826
Shares redeemed	(3,360,369)	(11,736,480)	(54,734,541)	(169,104,832)
Net increase (decrease)	(2,304,626)	(9,673,445)	$ (37,450,148)	$ (139,817,112)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class K
Shares sold	441,977	1,694,361	$ 7,206,758	$ 25,074,422
Reinvestment of distributions	64,874	38,842	1,052,270	526,192
Shares redeemed	(497,346)	(1,062,295)	(8,148,610)	(15,814,527)
Net increase (decrease)	9,505	670,908	$ 110,418	$ 9,786,087

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FVD-K-USAN-0313
1.863361.104

Fidelity®

Low-Priced Stock Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Low-Priced Stock	.77%
Actual		$ 1,000.00	$ 1,154.50	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class K	.66%
Actual		$ 1,000.00	$ 1,155.20	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	3.5	3.6
Next PLC	2.9	2.6
Seagate Technology	2.8	2.9
Microsoft Corp.	2.5	3.0
Metro, Inc. Class A (sub. vtg.)	1.8	1.8
Coventry Health Care, Inc.	1.7	1.4
Ross Stores, Inc.	1.6	2.0
ENI SpA	1.4	1.3
Oracle Corp.	1.3	1.2
Bed Bath & Beyond, Inc.	1.1	1.2
	20.6
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.0	26.6
Information Technology	18.3	19.5
Health Care	9.8	13.0
Financials	9.5	8.1
Industrials	9.2	8.8
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *		As of July 31, 2012 **
	Stocks 91.9%		Stocks 94.2%
	Convertible Securities† 0.0%		Convertible Securities† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 8.1%		Short-Term Investments and Net Other Assets (Liabilities) 5.8%
* Foreign investments	41.2%	** Foreign investments	40.7%

† Amount represents less than 0.1%

Semiannual Report

Investments January 31, 2013

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.0%
Auto Components - 1.5%
ASTI Corp. (e)	1,250,000	$ 2,953
ATLASBX Co. Ltd.	320,000	8,662
Dorman Products, Inc.	350,000	12,121
FCC Co. Ltd.	200,000	4,300
Federal Screw Works (a)(e)	96,947	315
Hi-Lex Corp.	1,200,000	19,671
INZI Controls Co. Ltd. (e)	1,516,000	8,890
Johnson Controls, Inc.	9,160,000	284,784
Motonic Corp. (e)	3,299,900	34,273
Murakami Corp. (e)	700,000	9,454
Musashi Seimitsu Industry Co. Ltd.	1,000,000	20,362
Nippon Seiki Co. Ltd.	2,531,000	30,086
Nissin Kogyo Co. Ltd.	1,160,000	17,391
Piolax, Inc. (e)	1,010,000	24,255
Samsung Climate Control Co. Ltd. (e)	460,050	2,994
Sewon Precision Industries Co. Ltd. (e)	500,000	7,422
Shoei Co. Ltd.	625,000	3,711
SJM Co. Ltd. (e)	1,270,000	9,303
SJM Holdings Co. Ltd. (e)	1,332,974	5,103
Strattec Security Corp. (e)	330,000	8,877
Sungwoo Hitech Co. Ltd.	800,000	8,971
Yachiyo Industry Co. Ltd.	900,000	6,624
Yutaka Giken Co. Ltd. (e)	1,482,000	28,880
		559,402
Distributors - 0.2%
Doshisha Co. Ltd.	770,000	20,908
Educational Development Corp. (e)	386,892	1,528
Nakayamafuku Co. Ltd.	100,000	741
SPK Corp.	165,000	2,827
Uni-Select, Inc. (e)	2,025,000	48,239
		74,243
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	20,000	404
Capella Education Co. (a)	120,000	3,278
Career Education Corp. (a)(e)	6,720,000	23,251
Clip Corp. (e)	328,600	3,482
Corinthian Colleges, Inc. (a)(d)	2,200,000	5,412
DeVry, Inc.	300,000	7,551
ITT Educational Services, Inc. (a)(d)	50,000	842
Matthews International Corp. Class A	550,648	18,039
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Meiko Network Japan Co. Ltd.	944,000	$ 10,468
Regis Corp.	605,000	10,739
Shingakukai Co. Ltd.	100,000	355
Shuei Yobiko Co. Ltd. (d)	125,000	498
Steiner Leisure Ltd. (a)(e)	1,650,000	74,333
Step Co. Ltd. (e)	1,300,000	10,591
YBM Sisa.com, Inc. (e)	950,000	4,540
		173,783
Hotels, Restaurants & Leisure - 1.8%
Aeon Fantasy Co. Ltd.	475,000	7,288
Ambassadors Group, Inc. (d)(e)	1,770,356	8,728
ARK Restaurants Corp. (e)	224,895	3,947
Brinker International, Inc.	1,000,000	32,740
BRONCO BILLY Co. Ltd.	12,000	315
CEC Entertainment, Inc. (e)	2,000,000	65,920
Darden Restaurants, Inc.	2,000,000	93,000
Flanigan's Enterprises, Inc. (a)	50,357	388
Hiday Hidaka Corp. (e)	1,265,980	28,713
Ibersol SGPS SA	550,000	4,070
Intralot SA	1,250,000	3,513
Jack in the Box, Inc. (a)(e)	5,000,000	145,150
Kangwon Land, Inc.	25,000	718
Kura Corp. Ltd.	550,000	7,506
Monarch Casino & Resort, Inc. (a)(e)	1,248,100	12,930
Ohsho Food Service Corp.	180,000	4,764
Papa John's International, Inc. (a)(e)	1,789,651	100,399
Ruby Tuesday, Inc. (a)(e)	6,200,000	46,686
Ruth's Hospitality Group, Inc. (a)(e)	2,250,000	17,460
Shinsegae Food Co. Ltd.	17,000	1,544
Sonic Corp. (a)(e)	6,223,500	69,454
Sportscene Group, Inc. Class A (e)	400,000	3,128
St. Marc Holdings Co. Ltd.	480,000	18,949
Toridoll Corp.	10,000	124
		677,434
Household Durables - 3.4%
Abbey PLC (e)	2,150,000	20,873
Barratt Developments PLC (a)(e)	84,000,199	289,896
Bellway PLC (e)	7,500,000	132,035
Blyth, Inc. (d)(e)	950,000	13,310
D.R. Horton, Inc.	7,800,000	184,548
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dorel Industries, Inc. Class B (sub. vtg.)	3,250,000	$ 129,622
Emak SpA	3,300,000	2,543
First Juken Co. Ltd. (e)	1,690,000	20,422
Helen of Troy Ltd. (a)(e)	3,173,000	114,863
Henry Boot PLC (e)	9,600,000	23,447
HTL International Holdings Ltd. (e)	29,000,500	7,967
Jarden Corp.	250,000	14,710
Maruzen Co., Ltd. (e)	1,918,000	14,703
NACCO Industries, Inc. Class A	310,000	20,200
P&F Industries, Inc. Class A (a)(e)	361,038	3,069
Sanei Architecture Planning Co. Ltd. (d)	1,050,000	9,944
Stanley Furniture Co., Inc. (a)(e)	1,289,638	5,997
Steinhoff International Holdings Ltd.	3,102,497	9,417
Tempur-Pedic International, Inc. (a)(e)	4,251,000	165,619
Token Corp. (e)	1,050,000	58,560
		1,241,745
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (e)	5,100,000	38,203
Liberty Media Corp. Interactive Series A (a)	650,000	13,819
N Brown Group PLC	725,000	4,241
NutriSystem, Inc.	575,000	5,192
PetMed Express, Inc. (d)(e)	2,425,100	31,623
		93,078
Leisure Equipment & Products - 0.3%
Accell Group NV (e)	2,386,300	45,961
Fenix Outdoor AB	35,000	1,002
Giant Manufacturing Co. Ltd.	3,000,555	15,953
JAKKS Pacific, Inc. (d)(e)	2,120,000	27,687
Kabe Husvagnar AB (B Shares)	150,000	2,465
Marine Products Corp.	12,088	76
Mars Engineering Corp.	300,000	6,223
Miroku Corp.	700,000	1,531
Trigano SA (a)	85,000	1,270
		102,168
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	2,700,000	126,906
Chime Communications PLC (e)	4,700,000	17,722
Cinderella Media Group Ltd.	10,158,000	3,261
DISH Network Corp. Class A	1,600,000	59,632
DreamWorks Animation SKG, Inc. Class A (a)(d)	5,480,000	95,407
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	750,000	$ 14,723
GFK AG	175,000	10,130
Harte-Hanks, Inc. (e)	3,360,000	27,518
Intage, Inc. (e)	1,040,000	24,713
Omnicom Group, Inc.	500,010	27,141
Pico Far East Holdings Ltd.	19,004,000	5,219
Proto Corp.	320,000	5,424
RKB Mainichi Broadcasting Corp.	50,000	330
Saga Communications, Inc. Class A	499,435	23,473
Starz - Liberty Capital Series A (a)	350,000	5,579
STW Group Ltd.	3,000,000	4,067
Tow Co. Ltd. (e)	1,223,000	7,075
TVA Group, Inc. Class B (non-vtg.) (a)	2,000,400	19,154
		477,474
Multiline Retail - 3.5%
Don Quijote Co. Ltd.	3,100,000	123,397
Hanwha Timeworld Co. Ltd. (e)	338,450	7,388
Harvey Norman Holdings Ltd. (d)	22,050,000	45,068
Next PLC (e)	16,650,000	1,071,592
Tuesday Morning Corp. (a)(e)	4,310,697	36,210
Watts Co. Ltd. (e)	665,000	9,708
Zakkaya Bulldog Co. Ltd.	400,000	949
		1,294,312
Specialty Retail - 11.6%
Aarons, Inc. Class A	700,000	20,755
ABC-Mart, Inc. (d)	135,000	5,138
Abercrombie & Fitch Co. Class A (e)	6,400,000	320,000
Aeropostale, Inc. (a)(e)	8,177,100	110,636
Ascena Retail Group, Inc. (a)	1,950,000	33,053
AT-Group Co. Ltd.	823,000	12,150
AutoZone, Inc. (a)	900,000	332,730
Bed Bath & Beyond, Inc. (a)	6,600,000	387,420
Best Buy Co., Inc. (e)	22,140,000	359,996
Big 5 Sporting Goods Corp. (e)	2,199,000	30,500
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,600,000	78,885
Cash Converters International Ltd. (e)	24,000,000	28,531
Chico's FAS, Inc.	820,000	14,703
Citi Trends, Inc. (a)(e)	1,325,000	17,146
Destination Maternity Corp.	520,000	11,840
Express, Inc. (a)	1,440,000	26,467
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Folli Follie Group (a)(e)	4,301,500	$ 80,016
Fourlis Holdings SA (a)	200,000	646
GameStop Corp. Class A (d)(e)	8,250,000	191,400
Glentel, Inc. (e)	1,950,000	34,214
Guess?, Inc. (e)	8,518,100	230,755
Gulliver International Co. Ltd. (e)	1,011,500	42,918
Halfords Group PLC	900,000	4,862
I A Group Corp. (e)	875,000	5,904
John David Group PLC	350,000	4,135
Jos. A. Bank Clothiers, Inc. (a)(e)	2,737,500	110,978
Jumbo SA (e)	11,139,100	96,798
K'S Denki Corp. (d)	2,810,000	76,546
Ku Holdings Co. Ltd.	20,400	127
Kyoto Kimono Yuzen Co. Ltd. (e)	1,719,000	19,738
Le Chateau, Inc. Class A (sub. vtg.) (a)	2,022,600	8,091
Leon's Furniture Ltd.	560,000	7,625
Lowe's Companies, Inc.	90,000	3,437
Macintosh Retail Group NV	200,000	2,335
MarineMax, Inc. (a)	899,988	10,512
Mr. Bricolage SA (e)	827,676	11,294
Nafco Co. Ltd. (e)	2,059,900	31,424
NEC Mobiling Ltd.	300,000	13,680
Nishimatsuya Chain Co. Ltd. (e)	6,950,000	56,317
Pal Co. Ltd. (e)	810,000	35,564
Penske Automotive Group, Inc.	600,000	19,752
Pier 1 Imports, Inc.	600,000	13,014
Point, Inc.	635,150	21,879
Right On Co. Ltd.	400,000	3,163
RONA, Inc.	100,000	1,214
Ross Stores, Inc.	10,000,000	597,000
Second Chance Properties Ltd.	10,000,000	3,272
Second Chance Properties Ltd.:
warrants 9/27/13 (a)	2,500,000	182
warrants 7/24/17 (a)	12,489,130	494
Sonic Automotive, Inc. Class A (sub. vtg.)	1,200,000	29,124
Staples, Inc.	26,200,000	353,176
Super Cheap Auto Group Ltd.	60,000	668
The Buckle, Inc. (d)	850,000	39,763
The Men's Wearhouse, Inc.	350,000	10,623
The Stanley Gibbons Group PLC	1,300,000	5,464
USS Co. Ltd. (e)	2,000,000	224,397
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
WH Smith PLC (d)	1,190,000	$ 12,570
Williams-Sonoma, Inc.	400,000	17,600
Workman Co. Ltd. (e)	1,471,700	41,522
		4,264,143
Textiles, Apparel & Luxury Goods - 2.7%
Adolfo Dominguez SA (a)	350,000	2,186
Bijou Brigitte Modische Accessoires AG	45,000	4,460
Cherokee, Inc.	160,000	2,261
Deckers Outdoor Corp. (a)(d)	1,100,000	43,945
Delta Apparel, Inc. (a)	218,131	3,152
F&F Co. Ltd.	758,090	4,215
Fossil, Inc. (a)	2,350,000	248,113
Geox SpA (d)	3,250,000	11,412
Gildan Activewear, Inc. (d)(e)	8,810,000	324,258
Hampshire Group Ltd. (a)(e)	920,000	2,990
Handsome Co. Ltd. (e)	2,436,150	56,761
Iconix Brand Group, Inc. (a)	570,000	13,709
JLM Couture, Inc. (a)(e)	197,100	313
K-Swiss, Inc. Class A (a)	2,510,000	11,822
Li Ning Co. Ltd. (a)	500,000	335
Rocky Brands, Inc. (a)(e)	638,825	9,020
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,800,000	34,200
Steven Madden Ltd. (a)	390,000	17,971
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	8,458
Ted Baker PLC	100,000	1,910
Texwinca Holdings Ltd.	56,300,000	52,994
True Religion Apparel, Inc.	150,000	3,557
Tungtex Holdings Co. Ltd. (e)	22,000,000	2,298
Van de Velde	75,000	3,666
Vera Bradley, Inc. (a)	5,000	126
Victory City International Holdings Ltd.	63,079,356	7,808
Youngone Corp.	650,000	22,642
Youngone Holdings Co. Ltd. (e)	929,000	57,379
Yue Yuen Industrial (Holdings) Ltd.	9,000,000	30,173
		982,134
TOTAL CONSUMER DISCRETIONARY		9,939,916
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.1%
Beverages - 1.2%
Baron de Ley SA (a)	200,000	$ 13,059
Britvic PLC	5,850,000	41,640
C&C Group PLC	1,111,938	7,247
Constellation Brands, Inc. Class A (sub. vtg.) (a)	7,000,000	226,520
Monster Beverage Corp. (a)	2,700,000	129,330
Muhak Co. Ltd. (e)	2,588,646	32,715
		450,511
Food & Staples Retailing - 5.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	25,000	1,215
Aoki Super Co. Ltd.	100,000	933
Belc Co. Ltd. (e)	2,086,000	31,776
Cosmos Pharmaceutical Corp. (e)	1,900,000	203,412
Create SD Holdings Co. Ltd. (e)	2,227,000	71,648
Daikokutenbussan Co. Ltd.	630,000	15,666
Dong Suh Companies, Inc.	2,620,000	45,151
Fyffes PLC (Ireland) (e)	29,000,000	23,626
Genky Stores, Inc. (d)(e)	240,000	5,491
Greggs PLC	1,425,000	10,803
Halows Co. Ltd. (e)	1,401,500	11,449
Ingles Markets, Inc. Class A	50,000	960
Kroger Co.	650,000	18,005
Kusuri No Aoki Co. Ltd. (d)	275,000	14,435
Majestic Wine PLC	300,000	2,027
MARR SpA	133,366	1,494
Marukyu Co. Ltd.	100,000	968
Maxvalu Nishinihon Co. Ltd.	25,000	382
Metro, Inc. Class A (sub. vtg.) (e)	10,925,833	678,291
Safeway, Inc. (d)(e)	12,650,000	243,513
San-A Co. Ltd.	375,000	15,276
Shoppers Drug Mart Corp. (d)	5,000,000	207,540
Sligro Food Group NV (d)	1,910,000	61,515
Sundrug Co. Ltd.	2,610,000	98,184
Tesco PLC	9,000,000	50,858
Total Produce PLC	10,000,000	8,147
Walgreen Co.	1,410,000	56,344
Welcia Holdings Co. Ltd.	340,987	12,548
Yaoko Co. Ltd.	986,400	39,534
		1,931,191
Food Products - 1.5%
Archer Daniels Midland Co.	510,000	14,550
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Aryzta AG	1,850,000	$ 103,981
Cranswick PLC	582,932	8,875
Darling International, Inc. (a)	600,000	10,122
Dean Foods Co. (a)	6,600,000	120,846
Dutch Lady Milk Industries Bhd	100,000	1,362
Food Empire Holdings Ltd. (e)	52,900,000	27,996
Fresh Del Monte Produce, Inc. (e)	6,300,000	166,005
Hilton Food Group PLC	812,773	4,069
Iwatsuka Confectionary Co. Ltd.	13,200	599
Nam Yang Dairy Products	11,000	9,706
Pacific Andes International Holdings Ltd.	82,489,308	4,574
Pacific Andes Resources Development Ltd.	129,316,774	16,091
President Rice Products PCL	1,000,000	2,012
Rocky Mountain Chocolate Factory, Inc. (e)	496,882	6,057
Samyang Genex Co. Ltd.	145,795	8,281
Select Harvests Ltd. (e)	5,331,997	9,591
Sunjin Co. Ltd. (e)	813,630	10,769
Synear Food Holdings Ltd. (a)	39,000,000	5,861
United Food Holdings Ltd.	22,400,000	977
		532,324
Personal Products - 0.2%
Atrium Innovations, Inc. (a)	1,400,000	18,037
Nutraceutical International Corp. (e)	1,143,504	20,103
Sarantis SA (a)	1,349,952	8,047
USANA Health Sciences, Inc. (a)(d)	420,000	14,889
		61,076
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	393
TOTAL CONSUMER STAPLES		2,975,495
ENERGY - 5.9%
Energy Equipment & Services - 2.2%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	19,919
Boustead Singapore Ltd.	100,000	91
BW Offshore Ltd.	3,200,000	3,298
Cal Dive International, Inc. (a)(d)(e)	6,624,500	12,587
Cathedral Energy Services Ltd.	508,800	2,821
Divestco, Inc. (a)(e)	3,586,000	557
Farstad Shipping ASA (e)	3,200,000	80,836
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Forum Energy Technologies, Inc.	450,000	$ 11,480
Fugro NV (Certificaten Van Aandelen)	1,600,027	96,970
Gulfmark Offshore, Inc. Class A	150,000	5,214
Helix Energy Solutions Group, Inc. (a)	550,000	13,046
Oil States International, Inc. (a)	2,000,000	155,160
Patterson-UTI Energy, Inc.	605,000	12,306
Precision Drilling Corp.	5,400,000	49,485
ProSafe ASA	7,900,000	75,198
Rowan Companies PLC (a)	1,004,700	34,642
Shinko Plantech Co. Ltd.	50,000	409
Solstad Offshore ASA	1,150,000	22,104
Total Energy Services, Inc. (e)	2,500,000	38,099
Unit Corp. (a)(e)	4,069,174	195,849
		830,071
Oil, Gas & Consumable Fuels - 3.7%
Adams Resources & Energy, Inc.	158,951	5,673
AOC Holdings, Inc. (e)	6,050,000	25,736
Beach Energy Ltd.	15,182,924	22,562
ENI SpA	20,000,000	499,551
Great Eastern Shipping Co. Ltd.	4,360,000	20,038
Hankook Shell Oil Co. Ltd. (e)	68,000	15,687
HollyFrontier Corp.	658,256	34,374
Kanto Natural Gas Development	10,000	55
Marathon Oil Corp.	4,965,000	166,874
Michang Oil Industrial Co. Ltd. (e)	173,900	8,663
Newfield Exploration Co. (a)	950,000	28,025
Peabody Energy Corp.	1,500,000	37,725
Petrominerales Ltd.	100,000	890
Platino Energy Corp. (a)	25,000	35
Stone Energy Corp. (a)	936,900	21,080
Swift Energy Co. (a)(e)	2,500,000	37,675
Tesoro Corp.	4,600,000	223,974
The Williams Companies, Inc.	310,300	10,876
Tsakos Energy Navigation Ltd.	25,000	106
Uehara Sei Shoji Co. Ltd.	975,000	4,094
Ultra Petroleum Corp. (a)(d)	250,000	4,555
W&T Offshore, Inc. (e)	4,600,000	80,960
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	2,280,022	$ 98,292
WPX Energy, Inc. (a)	890,000	13,377
		1,360,877
TOTAL ENERGY		2,190,948
FINANCIALS - 9.5%
Capital Markets - 0.2%
AllianceBernstein Holding LP	510,000	10,384
Federated Investors, Inc. Class B (non-vtg.) (d)	610,000	14,433
GFI Group, Inc.	500,000	1,700
Kyokuto Securities Co. Ltd.	10,000	125
State Street Corp.	460,000	25,599
Tullett Prebon PLC	1,650,000	6,281
		58,522
Commercial Banks - 1.3%
Bank of Ireland (a)	603,500,040	116,303
Bank of the Ozarks, Inc.	25,000	908
BBCN Bancorp, Inc.	2,500,000	30,225
Camden National Corp.	5,000	169
Cathay General Bancorp (e)	4,125,000	80,066
Codorus Valley Bancorp, Inc.	159,022	2,505
Dimeco, Inc.	29,140	1,166
East West Bancorp, Inc.	4,000,000	93,800
First Bancorp, Puerto Rico (a)	7,428,572	38,109
North Valley Bancorp (a)(e)	527,500	8,741
Norwood Financial Corp.	31,801	975
Oriental Financial Group, Inc. (e)	2,504,542	35,990
Pacific Premier Bancorp, Inc. (a)(e)	950,000	10,954
Popular, Inc. (a)	1,800,000	48,312
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,250,000	9,610
Sparebanken More (primary capital certificate)	80,000	2,636
Sterling Financial Corp.	396,699	8,565
		489,034
Consumer Finance - 0.2%
Aeon Credit Service (Asia) Co. Ltd.	12,000,000	12,301
Albemarle & Bond Holdings PLC	1,850,000	6,030
EZCORP, Inc. (non-vtg.) Class A (a)	325,000	7,215
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Green Dot Corp. Class A (a)(d)	3,000,000	$ 40,200
Nicholas Financial, Inc.	210,827	2,756
		68,502
Diversified Financial Services - 0.1%
Newship Ltd. (a)	2,500	793
NICE Holdings Co. Ltd.	56,147	3,421
NICE Information Service Co. Ltd.	1,276,670	6,219
Ricoh Leasing Co. Ltd.	60,000	1,647
The NASDAQ Stock Market, Inc.	400,000	11,328
		23,408
Insurance - 7.0%
Admiral Group PLC	600,000	11,638
AEGON NV	40,000,000	267,053
AFLAC, Inc.	360,000	19,102
Amlin PLC	2,100,000	12,776
APRIL (e)	2,419,142	51,471
Assurant, Inc. (e)	5,350,000	204,584
Axis Capital Holdings Ltd. (e)	8,000,000	306,160
CNO Financial Group, Inc.	941,576	9,670
Employers Holdings, Inc.	548,532	11,689
Endurance Specialty Holdings Ltd. (e)	2,600,000	111,592
FBD Holdings PLC	175,000	2,590
Genworth Financial, Inc. Class A (a)	20,000,000	183,400
Hartford Financial Services Group, Inc.	8,200,000	203,360
HCC Insurance Holdings, Inc.	650,000	25,142
Lincoln National Corp.	8,350,000	241,983
MetLife, Inc.	650,000	24,271
National Interstate Corp. (e)	1,000,000	30,500
National Western Life Insurance Co. Class A	148,870	24,325
Primerica, Inc.	600,000	19,728
Progressive Corp.	600,000	13,494
Protective Life Corp.	2,475,300	78,318
RenaissanceRe Holdings Ltd. (e)	3,100,000	265,484
Torchmark Corp.	595,000	33,147
Unum Group (e)	16,200,000	377,622
Validus Holdings Ltd.	1,900,000	69,179
		2,598,278
Real Estate Investment Trusts - 0.1%
American Realty Capital Properties, Inc. (d)(e)	800,000	10,736
Cedar Shopping Centers, Inc.	2,000,000	11,020
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Nieuwe Steen Investments NV	90,000	$ 782
Tanger Factory Outlet Centers, Inc.	350,000	12,397
		34,935
Real Estate Management & Development - 0.2%
Airport Facilities Co. Ltd.	260,000	1,314
Devine Ltd.	2,125,000	2,017
Relo Holdings Corp. (e)	1,405,700	51,804
Tejon Ranch Co. (a)	150,000	4,584
		59,719
Thrifts & Mortgage Finance - 0.4%
BofI Holding, Inc. (a)	214,276	6,848
Genworth MI Canada, Inc. (e)	5,650,000	136,577
New Hampshire Thrift Bancshare	4,900	63
Provident New York Bancorp	1,200,000	10,716
		154,204
TOTAL FINANCIALS		3,486,602
HEALTH CARE - 9.8%
Biotechnology - 0.7%
Amgen, Inc.	3,000,000	256,380
Apex Biotechnology Corp.	153,768	400
		256,780
Health Care Equipment & Supplies - 1.2%
Arts Optical International Holdings Ltd. (e)	33,970,640	9,549
Atrion Corp.	10,000	2,005
Audika SA	287,874	3,577
CareFusion Corp. (a)	400,000	12,416
DiaSorin S.p.A.	5,000	195
Exactech, Inc. (a)	100,000	1,919
Hoshiiryou Sanki Co. Ltd. (e)	296,500	7,519
Huvitz Co. Ltd. (e)	970,000	15,513
Mani, Inc.	300,000	10,629
Medical Action Industries, Inc. (a)(e)	1,634,280	7,534
Microlife Corp.	2,484,000	5,224
Nakanishi, Inc.	271,300	31,448
Prim SA (e)	1,650,000	11,560
ResMed, Inc.	350,000	15,330
Smith & Nephew PLC	100,000	1,153
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Span-America Medical System, Inc. (e)	269,900	$ 5,187
St. Jude Medical, Inc.	2,500,000	101,750
St. Shine Optical Co. Ltd.	400,200	6,193
Techno Medica Co. Ltd.	86	497
Theragenics Corp. (a)(e)	2,629,506	4,076
Top Glove Corp. Bhd	1,000,000	1,683
Utah Medical Products, Inc. (e)	438,418	17,624
Value Added Technologies Co. Ltd.	100,000	988
Young Innovations, Inc. (e)	530,000	20,935
Zimmer Holdings, Inc.	2,000,000	149,200
		443,704
Health Care Providers & Services - 6.8%
A/S One Corp.	160,000	3,240
Advocat, Inc. (e)	351,269	1,816
Almost Family, Inc. (e)	936,814	18,755
Amedisys, Inc. (a)(e)	2,917,000	32,437
AmSurg Corp. (a)	735,344	22,950
Centene Corp. (a)	300,000	12,948
Corvel Corp. (a)	100,054	4,582
Coventry Health Care, Inc. (e)	13,331,494	610,982
DVx, Inc. (e)	421,200	6,223
Grupo Casa Saba SA de CV sponsored ADR	1,263,900	8,531
Hanger, Inc. (a)	400,000	11,492
Healthways, Inc. (a)(e)	1,747,900	18,388
LHC Group, Inc. (a)(e)	1,895,000	40,477
LifePoint Hospitals, Inc. (a)	750,000	32,783
Medica Sur SA de CV	325,500	653
MEDNAX, Inc. (a)	100,000	8,556
National Healthcare Corp.	6,700	322
Patterson Companies, Inc.	1,100,000	39,743
Pelion SA (e)	650,000	8,159
Psychemedics Corp.	93,977	1,121
The Ensign Group, Inc.	550,000	15,708
Triple-S Management Corp. (a)(e)	1,957,734	35,376
Tsukui Corp. (d)	600,000	12,237
U.S. Physical Therapy, Inc.	450,000	11,070
United Drug PLC (United Kingdom)	10,533,719	45,943
UnitedHealth Group, Inc.	23,000,000	1,269,814
Universal American Spin Corp.	1,106,590	10,369
VCA Antech, Inc. (a)	965,000	20,844
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Wellcare Health Plans, Inc. (a)	825,000	$ 41,836
WellPoint, Inc.	2,250,000	145,845
Win International Co., Ltd. (e)	1,230,300	10,790
		2,503,990
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (e)	271,041	713
Quality Systems, Inc.	500,000	9,120
		9,833
Pharmaceuticals - 1.1%
AbbVie, Inc.	250,000	9,173
Daewon Pharmaceutical Co. Ltd. (e)	1,560,350	14,700
Dawnrays Pharmaceutical Holdings Ltd.	1,000,000	227
DongKook Pharmaceutical Co. Ltd. (e)	449,972	10,401
Endo Pharmaceuticals Holdings, Inc. (a)	4,295,000	135,980
Forest Laboratories, Inc. (a)	1,350,000	49,005
Fuji Pharma Co. Ltd.	160,000	2,803
Hi-Tech Pharmacal Co., Inc.	113,450	4,152
Hospira, Inc. (a)	700,000	23,884
Ildong Pharmaceutical Co. Ltd. (e)	2,505,065	27,169
Jeil Pharmaceutical Co. (e)	1,484,800	18,696
Kaken Pharmaceutical Co. Ltd.	110,000	1,806
Kwang Dong Pharmaceutical Co. Ltd.	425,000	2,727
Mylan, Inc. (a)	450,000	12,722
Pacific Pharmaceutical Co. Ltd.	85,000	2,105
Recordati SpA	5,950,000	60,875
Torii Pharmaceutical Co. Ltd.	600,000	14,822
Tsumura & Co.	100,000	3,292
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	19,489
Yuyu Pharma, Inc.	240,000	1,482
		415,510
TOTAL HEALTH CARE		3,629,817
INDUSTRIALS - 9.2%
Aerospace & Defense - 0.2%
CAE, Inc.	2,000,000	21,596
Ducommun, Inc. (a)	100,000	1,603
Magellan Aerospace Corp. (a)	555,000	1,892
Moog, Inc. Class A (a)	1,000,000	43,800
		68,891
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.2%
Air T, Inc. (e)	244,600	$ 2,126
Hub Group, Inc. Class A (a)	316,008	11,632
Kintetsu World Express, Inc.	500,000	16,403
Pacer International, Inc. (a)(e)	2,000,001	8,140
Sinwa Ltd. (e)	22,957,000	2,189
Yusen Logistics Co. Ltd. (e)	4,221,500	41,271
		81,761
Airlines - 0.1%
Republic Airways Holdings, Inc. (a)	1,000,000	8,390
SkyWest, Inc.	1,939,663	24,517
		32,907
Building Products - 0.1%
Insteel Industries, Inc. (e)	1,108,517	16,805
Kingspan Group PLC (Ireland)	1,400,000	16,253
Kondotec, Inc. (e)	1,625,000	9,418
Owens Corning (a)	198,800	8,284
		50,760
Commercial Services & Supplies - 2.1%
Aeon Delight Co. Ltd.	475,000	8,893
AJIS Co. Ltd. (e)	538,500	6,342
Asia File Corp. Bhd	800,000	914
Avery Dennison Corp. (e)	8,945,800	344,503
Corrections Corp. of America	298,800	11,322
Fursys, Inc. (e)	824,994	19,942
Industrial Services of America, Inc. (a)(d)	84,200	262
Knoll, Inc. (e)	4,500,000	74,610
May Gurney Integrated Services PLC	2,400,000	6,647
Mears Group PLC	2,700,000	15,630
Mitie Group PLC (e)	24,025,000	107,414
Moshi Moshi Hotline, Inc.	630,000	9,197
Multi-Color Corp.	616,500	14,771
NICE e-Banking Services (e)	2,599,700	5,161
Prestige International, Inc.	401,000	3,653
Republic Services, Inc.	338,500	10,795
RPS Group PLC	2,541,256	9,314
Sykes Enterprises, Inc. (a)	206,526	3,325
Teems, Inc. (e)	124,950	1,878
The Geo Group, Inc.	187,898	6,129
TMS International Corp. (a)	12,402	173
United Stationers, Inc. (e)	2,431,544	81,068
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
VICOM Ltd.	3,246,000	$ 13,271
Waste Management, Inc.	384,600	13,992
		769,206
Construction & Engineering - 1.9%
AECOM Technology Corp. (a)(e)	8,029,360	205,311
Arcadis NV	1,275,000	33,542
Astaldi SpA (d)	275,000	2,067
Badger Daylighting Ltd.	420,000	14,380
Daiichi Kensetsu Corp. (e)	1,900,000	18,243
Dongyang Engineering & Construction Corp.	72,375	324
EPCO Co. Ltd.	150,000	2,059
Foster Wheeler AG (a)	428,800	11,196
Geumhwa PSC Co. Ltd.	25,000	460
Heijmans NV (Certificaten Van Aandelen)	10,000	107
Imtech NV	1,525,768	40,284
Jacobs Engineering Group, Inc. (a)	5,056,143	243,251
Kier Group PLC	620,000	13,226
Koninklijke BAM Groep NV (d)	1,250,000	5,228
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	7,814
Meisei Industrial Co. Ltd.	1,275,000	4,950
Mirait Holdings Corp.	2,000,000	16,622
Sanyo Engineering & Construction, Inc.	665,000	2,123
Severfield-Rowen PLC	1,000,000	1,197
Shinnihon Corp.	1,800,000	4,862
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	3,208
ShoLodge, Inc. (a)(e)	500,627	50
Sterling Construction Co., Inc. (a)(e)	1,630,000	16,708
Tutor Perini Corp. (a)	1,690,000	28,037
United Integration Services Co. Ltd.	6,000,000	5,019
URS Corp.	416,772	17,288
Vianini Lavori SpA	675,000	3,199
		700,755
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	1,000,000	2,876
Aros Quality Group AB	875,000	6,331
AZZ, Inc. (e)	1,600,000	68,464
Chiyoda Integre Co. Ltd.	500,500	5,293
Deswell Industries, Inc.	200,000	498
Dynapack International Technology Corp.	200,000	762
EnerSys (a)	300,000	12,279
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
FW Thorpe PLC	504,300	$ 8,798
GrafTech International Ltd. (a)	18,000	173
Graphite India Ltd.	2,200,000	3,483
I-Sheng Electric Wire & Cable Co. Ltd. (e)	12,000,000	17,169
Jinpan International Ltd.	382,640	2,284
Korea Electric Terminal Co. Ltd. (e)	700,000	17,854
PK Cables OY	250,000	5,676
Servotronics, Inc.	60,000	498
Universal Security Instruments, Inc. (a)(e)	241,255	1,001
		153,439
Industrial Conglomerates - 1.1%
DCC PLC (Ireland) (e)	8,310,000	271,928
Harim Holdings Co. Ltd. (a)	1,530,963	2,406
Reunert Ltd.	1,425,000	11,884
Seaboard Corp.	47,600	128,678
		414,896
Machinery - 1.7%
Aalberts Industries NV (e)	9,500,000	213,545
Actuant Corp. Class A	800,000	23,584
ASL Marine Holdings Ltd.	17,500,000	10,251
CKD Corp. (e)	5,525,000	33,593
Foremost Income Fund (e)	2,141,103	17,603
Gencor Industries, Inc. (a)	391,000	2,889
Harsco Corp.	603,872	15,393
Hurco Companies, Inc. (a)(e)	633,500	18,802
Hwacheon Machine Tool Co. Ltd. (e)	219,900	9,701
Hyster-Yale Materials Handling:
Class A	310,000	15,556
Class B	310,000	15,556
Ihara Science Corp. (e)	985,600	5,411
Jaya Holdings Ltd. (a)(e)	74,670,000	42,836
Kyowakogyosyo Co.,Ltd.	140,000	995
Metka SA	500,000	7,604
Mirle Automation Corp.	3,708,000	2,587
Nadex Co. Ltd. (e)	700,000	3,521
Nitta Corp.	75,000	1,285
Oshkosh Truck Corp. (a)	3,418,000	133,917
S&T Holdings Co. Ltd.	700,020	6,363
Semperit AG Holding	574,137	24,946
SIMPAC, Inc.	275,000	1,529
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Takamatsu Machinery Co., Ltd.	105,000	$ 646
Takeuchi Manufacturing Co. Ltd.	200,000	3,488
Techno Smart Corp. (e)	1,082,000	3,751
Terex Corp. (a)	9,100	295
Tocalo Co. Ltd.	560,000	8,641
Trifast PLC	1,550,000	1,269
Trinity Industrial Corp.	665,000	2,240
Young Poong Precision Corp. (e)	988,011	9,762
		637,559
Marine - 0.0%
DryShips, Inc. (a)(d)	2,552,500	5,513
Tokyo Kisen Co. Ltd. (e)	1,000,000	5,085
		10,598
Professional Services - 0.6%
Akka Technologies SA	550,000	16,795
Boardroom Ltd.	3,000,000	1,333
Clarius Group Ltd.	4,245,812	1,461
CRA International, Inc. (a)(e)	910,000	16,917
en-japan, Inc.	6,100	6,264
FTI Consulting, Inc. (a)	304,600	9,900
Hyder Consulting PLC	650,000	4,892
Manpower, Inc.	231,900	11,943
SmartPros Ltd.	125,000	175
Sporton International, Inc. (e)	7,973,340	17,983
Stantec, Inc. (e)	2,400,000	98,320
Synergie SA	225,000	2,615
VSE Corp. (e)	527,700	12,670
		201,268
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	17,342
Con-way, Inc.	335,000	10,512
Hamakyorex Co. Ltd. (e)	750,000	24,154
Hutech Norin Co. Ltd. (e)	1,043,700	9,701
Quality Distribution, Inc. (a)	1,178,608	8,733
Roadrunner Transportation Systems, Inc. (a)	700,000	14,077
Sakai Moving Service Co. Ltd. (e)	778,000	17,679
Trancom Co. Ltd. (d)(e)	1,032,400	27,999
Universal Truckload Services, Inc.	300,000	5,382
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Vitran Corp., Inc. (a)	683,894	$ 4,491
		140,070
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	500,000	15,217
Goodfellow, Inc. (e)	857,000	7,733
Grafton Group PLC unit	4,000,000	23,419
Hanwa Co. Ltd.	650,000	2,495
Houston Wire & Cable Co. (e)	1,264,600	15,112
KS Energy Services Ltd. (a)	12,045,000	7,494
Otec Corp.	150,000	1,010
Parker Corp. (e)	2,400,000	5,512
Richelieu Hardware Ltd.	350,000	13,861
Senshu Electric Co. Ltd. (e)	1,080,000	12,247
Strongco Corp. (a)(e)	1,025,288	5,736
Tanaka Co. Ltd.	44,000	230
TECHNO ASSOCIE CO., LTD.	180,000	1,435
Totech Corp.	200,000	997
Wakita & Co. Ltd.	275,000	2,436
		114,934
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,500,000	8,776
Meiko Transportation Co. Ltd.	925,000	7,910
		16,686
TOTAL INDUSTRIALS		3,393,730
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.8%
Aastra Technologies Ltd. (e)	875,000	15,791
ADTRAN, Inc.	704,600	14,233
Bel Fuse, Inc. Class A	289,278	4,770
Black Box Corp. (e)	1,800,840	42,194
Brocade Communications Systems, Inc. (a)	2,208,100	12,630
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,110,000	1,299
Cisco Systems, Inc.	600,000	12,342
ClearOne, Inc. (a)(e)	671,627	4,668
Comtech Telecommunications Corp.	348,500	9,235
Finisar Corp. (a)	845,800	13,110
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nera Telecommunications Ltd.	5,000,000	$ 2,222
NETGEAR, Inc. (a)	1,300,000	45,643
Optical Cable Corp.	100,000	417
Parrot SA (a)	142,500	5,514
Polycom, Inc. (a)	925,000	10,203
Tessco Technologies, Inc.	70,000	1,565
TKH Group NV unit (e)	3,000,000	81,875
		277,711
Computers & Peripherals - 3.9%
Compal Electronics, Inc.	153,500,000	111,499
EMC Corp. (a)	1,034,900	25,469
Lexmark International, Inc. Class A (d)	2,300,000	55,338
Logitech International SA (Reg.) (d)	7,600,000	51,109
Pinnacle Technology Holdings Ltd.	8,000,000	17,440
Quantum Corp. (a)	6,619,000	9,002
Rimage Corp. (e)	966,192	6,705
Roland DG Corp.	210,000	2,795
Seagate Technology (e)	30,400,000	1,032,992
Super Micro Computer, Inc. (a)(e)	3,246,900	40,197
Synaptics, Inc. (a)	209,600	7,353
TPV Technology Ltd.	58,500,000	18,330
Western Digital Corp.	700,000	32,900
Xyratex Ltd. (e)	1,579,865	14,693
		1,425,822
Electronic Equipment & Components - 3.3%
A&D Co. Ltd. (e)	1,650,000	6,802
Arrow Electronics, Inc. (a)	287,500	11,046
Beijer Electronics AB	175,000	1,817
Corning, Inc.	1,200,000	14,400
Delta Electronics PCL (For. Reg.)	23,000,000	27,381
DigiTech Systems Co., Ltd. (a)	280,000	2,303
Dolby Laboratories, Inc. Class A (d)	400,000	12,924
Elec & Eltek International Co. Ltd.	1,800,000	4,050
Elematec Corp.	660,000	8,805
Excel Co. Ltd. (e)	909,800	7,929
Fabrinet (a)	661,000	9,677
FLIR Systems, Inc.	800,000	19,016
Hana Microelectronics Co. (For. Reg.)	17,000,000	13,340
Hi-P International Ltd.	20,002,000	11,313
Hon Hai Precision Industry Co. Ltd. (Foxconn)	127,600,000	364,695
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Huan Hsin Holdings Ltd. (a)	7,200,000	$ 332
Image Sensing Systems, Inc. (a)(e)	365,685	1,883
Insight Enterprises, Inc. (a)	1,600,127	31,362
Intelligent Digital Integrated Security Co. Ltd. (e)	691,242	9,276
Intelligent Digital Integrated Security Co. Ltd. (e)	310,558	21,265
INTOPS Co. Ltd. (e)	859,900	20,984
Isra Vision AG (e)	438,100	16,525
Jurong Technologies Industrial Corp. Ltd. (a)	29,873,347	0*
Kingboard Chemical Holdings Ltd. (e)	43,500,000	143,590
Kingboard Laminates Holdings Ltd.	9,000,000	4,526
KITAGAWA INDUSTRIES CO., LTD.	100,000	980
Lumax International Corp. Ltd.	110,000	250
Mesa Laboratories, Inc. (e)	317,500	16,507
Multi-Fineline Electronix, Inc. (a)	506,466	8,091
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,600,000	9,819
Nippo Ltd. (e)	797,600	4,326
Orbotech Ltd. (a)(e)	3,100,000	29,233
Posiflex Technologies, Inc.	1,855,677	3,896
Rofin-Sinar Technologies, Inc. (a)	500,000	12,815
ScanSource, Inc. (a)(e)	2,000,000	58,120
SED International Holdings, Inc. (a)(e)	465,000	1,121
Shibaura Electronics Co. Ltd. (e)	777,800	9,918
Sigmatron International, Inc. (a)(e)	381,880	1,967
Store Electronic Systems SA	21,950	325
SYNNEX Corp. (a)(e)	3,505,000	126,005
Taitron Components, Inc. Class A (sub. vtg.) (a)	320,000	326
Tomen Devices Corp. (e)	680,100	13,647
Tomen Electronics Corp. (e)	1,492,400	18,980
Tripod Technology Corp.	300,000	604
Venture Corp. Ltd.	11,035,000	75,698
VST Holdings Ltd. (e)	105,836,000	26,202
Wireless Telecom Group, Inc. (a)(e)	1,300,000	1,677
XAC Automation Corp. (e)	9,430,000	8,574
		1,194,322
Internet Software & Services - 0.4%
Bankrate, Inc. (a)	661,900	8,188
DeNA Co. Ltd.	400,000	12,650
Gabia, Inc.	100,000	377
Gurunavi, Inc.	400,000	4,444
j2 Global, Inc. (d)	1,500,000	47,730
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Meetic (a)(e)	1,665,000	$ 29,955
Melbourne IT Ltd. (e)	8,185,000	17,071
Monster Worldwide, Inc. (a)(d)	500,000	2,900
NetGem SA	1,000,000	3,340
Rentabiliweb Group SA	110,000	693
Softbank Technology Corp.	375,000	3,838
Stamps.com, Inc. (a)	208,798	5,635
UANGEL Corp. (e)	750,000	3,050
ValueClick, Inc. (a)	900,000	18,423
		158,294
IT Services - 3.5%
ALTEN	1,035,000	39,771
Amdocs Ltd. (e)	8,528,300	304,375
Argo Graphics, Inc. (e)	526,500	7,519
ATOSS Software AG	15,000	513
Calian Technologies Ltd. (e)	778,500	17,062
CGI Group, Inc. Class A (sub. vtg.) (a)	600,000	16,098
Computer Sciences Corp.	4,950,000	206,910
Computer Services, Inc.	190,600	5,716
CSE Global Ltd. (e)	47,361,000	33,101
Data#3 Ltd.	1,400,000	2,000
EOH Holdings Ltd. (e)	8,322,000	38,238
EPAM Systems, Inc.	200,000	4,144
Genpact Ltd.	600,000	10,050
Groupe Steria SCA	25,667	477
Heartland Payment Systems, Inc. (e)	2,000,017	63,521
HIQ International AB	900,000	5,464
Indra Sistemas (d)(e)	16,413,000	214,588
Jack Henry & Associates, Inc.	1,000,000	41,480
Know IT AB (e)	1,727,000	13,527
ManTech International Corp. Class A (d)	850,000	20,970
Mastek Ltd. (a)(e)	2,025,000	6,112
Matsushita Electric Works Information Systems Co. Ltd.	500,000	11,089
NCI, Inc. Class A (a)(e)	888,530	4,674
NeuStar, Inc. Class A (a)	357,447	16,135
Rolta India Ltd. (a)	2,699,942	3,185
SAIC, Inc.	3,350,000	40,535
Sapient Corp. (a)	1,290,600	15,629
Societe Pour L'Informatique Industrielle SA (e)	1,518,422	8,474
Softcreate Co., Ltd.	110,500	1,788
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	8,100,000	$ 115,263
Total System Services, Inc.	1,000,000	23,250
		1,291,658
Office Electronics - 0.2%
Xerox Corp.	10,000,000	80,100
Semiconductors & Semiconductor Equipment - 0.7%
Alpha & Omega Semiconductor Ltd. (a)(e)	1,850,000	15,004
Axell Corp. (e)	925,000	21,434
Diodes, Inc. (a)	2,057,785	39,139
Entegris, Inc. (a)	843,771	8,320
Lasertec Corp.	362,000	6,136
Leeno Industrial, Inc.	125,000	3,791
Melexis NV (e)	3,350,000	63,544
Miraial Co. Ltd.	216,900	4,241
Nextchip Co. Ltd. (e)	1,070,110	6,442
Omnivision Technologies, Inc. (a)	800,000	12,296
Powertech Technology, Inc.	9,460,000	14,224
Skyworks Solutions, Inc. (a)	481,200	11,520
Telechips, Inc. (e)	1,058,800	4,116
Tessera Technologies, Inc.	705,110	12,375
Trio-Tech International (a)(e)	322,543	642
UKC Holdings Corp. (e)	1,570,000	32,707
Varitronix International Ltd. (e)	16,500,000	8,510
Y. A. C. Co., Ltd.	300,000	1,627
		266,068
Software - 5.5%
AdaptIT Holdings Ltd.	4,100,000	715
ANSYS, Inc. (a)(e)	5,000,000	368,000
Axway Software SA	15,000	346
Cybernet Systems Co. Ltd. (e)	20,500	5,844
Ebix, Inc. (d)(e)	2,200,000	35,948
Exact Holdings NV	725,000	15,869
Geodesic Ltd. (a)(e)	4,873,000	1,422
ICT Automatisering NV (e)	874,000	3,756
IGE + XAO SA	40,000	2,363
Infomedia Ltd. (e)	16,200,000	6,251
init innovation in traffic systems AG (d)	10,000	316
Jorudan Co. Ltd. (e)	525,000	2,899
KSK Co., Ltd. (e)	625,000	3,725
Mentor Graphics Corp. (a)	110,789	1,898
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
MICROS Systems, Inc. (a)	25,000	$ 1,151
Microsoft Corp.	33,233,500	912,924
Net 1 UEPS Technologies, Inc. (a)	725,000	4,154
NIIT Technologies Ltd.	1,600,000	7,927
NSD Co. Ltd.	250,000	2,316
Nucleus Software Exports Ltd. (a)	1,350,000	1,836
Oracle Corp.	13,350,000	474,059
Parametric Technology Corp. (a)	691,800	16,036
Pro-Ship, Inc.	152,200	2,780
Shanda Games Ltd. sponsored ADR	200,000	620
Software AG (Bearer)	2,900,000	111,691
SWORD Group (e)	571,130	10,539
Synopsys, Inc. (a)	350,000	11,704
Vasco Data Security International, Inc. (a)(e)	3,000,000	24,300
Vitec Software Group AB (d)	35,000	429
Zensar Technologies Ltd.	350,000	1,666
		2,033,484
TOTAL INFORMATION TECHNOLOGY		6,727,459
MATERIALS - 3.7%
Chemicals - 2.5%
Aditya Birla Chemicals India Ltd. (a)(e)	2,338,600	4,322
C. Uyemura & Co. Ltd. (e)	653,800	21,370
Chase Corp. (e)	904,986	17,032
Core Molding Technologies, Inc. (a)	314,306	2,216
Deepak Fertilisers and Petrochemicals Corp. Ltd. (a)(e)	7,569,000	15,969
Deepak Nitrite Ltd. (a)(e)	625,000	3,049
EcoGreen Fine Chemical Group Ltd. (e)	45,112,000	8,842
FMC Corp.	3,600,000	221,292
Fujikura Kasei Co., Ltd. (e)	3,271,600	13,774
Gujarat Narmada Valley Fertilizers Co. (a)	5,750,000	8,974
Gujarat State Fertilizers & Chemicals Ltd. (a)	18,822,250	23,459
Honshu Chemical Industry Co., Ltd. (e)	800,000	4,217
Innospec, Inc.	1,145,629	46,112
KPC Holdings Corp.	43,478	1,584
KPX Chemical Co. Ltd.	163,083	6,805
Kraton Performance Polymers, Inc. (a)	1,000,000	26,250
LyondellBasell Industries NV Class A	325,000	20,612
Mexichem SAB de CV	3,467,037	19,611
Miwon Chemicals Co. Ltd. (a)	55,095	1,256
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Miwon Commercial Co. Ltd.	13,552	$ 1,906
Muto Seiko Co. Ltd.	139,000	1,018
Nano Chem Tech, Inc. (a)	25,000	82
Nuplex Industries Ltd.	2,982,621	8,260
OM Group, Inc. (a)(e)	3,235,000	89,351
PolyOne Corp.	800,000	17,472
RPM International, Inc.	400,000	12,484
SK Kaken Co. Ltd.	390,000	18,851
Soda Aromatic Co. Ltd.	85,000	615
Soken Chemical & Engineer Co. Ltd. (e)	805,000	8,002
T&K Toka Co. Ltd. (e)	800,000	13,490
Thai Carbon Black PCL (For. Reg.)	11,600,000	11,962
Thai Rayon PCL (For. Reg.)	3,200,000	5,526
Yara International ASA	4,750,000	253,460
Yip's Chemical Holdings Ltd. (e)	31,002,000	25,424
		934,649
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	5,263
Mitani Sekisan Co. Ltd. (e)	1,535,000	13,446
Titan Cement Co. SA (Reg.) (a)	450,000	8,053
		26,762
Containers & Packaging - 0.5%
Ball Corp.	314,130	13,985
Chuoh Pack Industry Co. Ltd. (e)	510,000	5,917
Kohsoku Corp. (e)	2,097,300	18,348
Silgan Holdings, Inc.	2,600,000	111,540
Starlite Holdings Ltd.	3,000,000	135
The Pack Corp. (e)	1,990,000	32,621
Vidrala SA	110,000	3,555
		186,101
Metals & Mining - 0.5%
Alconix Corp. (e)	635,000	11,062
Blue Earth Refineries, Inc.	274,309	0*
Chubu Steel Plate Co. Ltd.	500,000	1,941
Compania de Minas Buenaventura SA sponsored ADR	2,200,000	65,098
Fortescue Metals Group Ltd. (d)	1,490,203	7,273
Hill & Smith Holdings PLC	1,700,600	12,609
Horsehead Holding Corp. (a)	120,200	1,197
Korea Steel Shapes Co. Ltd.	34,000	1,175
Orosur Mining, Inc. (a)	3,100,000	1,554
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Orvana Minerals Corp. (a)(d)	900,000	$ 866
Pacific Metals Co. Ltd.	4,025,000	20,951
Sherritt International Corp.	2,900,000	17,096
SunCoke Energy, Inc. (a)	1,850,000	30,673
Tohoku Steel Co. Ltd. (e)	755,000	7,026
Tokyo Kohtetsu Co. Ltd.	125,000	599
Tokyo Tekko Co. Ltd. (e)	4,600,000	19,568
Webco Industries, Inc. (a)	9,122	1,123
Yamato Kogyo Co. Ltd.	285,000	8,156
		207,967
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	350,000	14,259
Stella-Jones, Inc. (a)	150,000	11,356
		25,615
TOTAL MATERIALS		1,381,094
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	715,672	30,974
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	830,000	5,810
SK Telecom Co. Ltd. sponsored ADR	1,900,000	32,205
		38,015
TOTAL TELECOMMUNICATION SERVICES		68,989
UTILITIES - 0.2%
Electric Utilities - 0.0%
Great Plains Energy, Inc.	524,100	11,216
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	3,972
Keiyo Gas Co. Ltd.	606,000	2,684
KyungDong City Gas Co. Ltd.	153,670	10,409
Otaki Gas Co. Ltd.	831,000	4,780
		21,845
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd (e)	22,662,000	11,670
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
CMS Energy Corp.	775,800	$ 19,938
TOTAL UTILITIES		64,669
TOTAL COMMON STOCKS (Cost $21,698,637)		33,858,719
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	3,195	5,026
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,098
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Pacific Pharmaceutical Co. Ltd.	15,000	234
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,250,000	8,995
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,327
TOTAL PREFERRED STOCKS (Cost $12,977)		15,353
Convertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
USEC, Inc. 3% 10/1/14 (Cost $35,850)	$ 37,150	15,038
Money Market Funds - 9.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	2,902,217,213	$ 2,902,217
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	636,776,886	636,777
TOTAL MONEY MARKET FUNDS (Cost $3,538,994)		3,538,994
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $25,286,458)		37,428,104
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(570,743)
NET ASSETS - 100%		$ 36,857,361
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 2,207
Fidelity Securities Lending Cash Central Fund	8,614
Total	$ 10,821
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 6,098	$ -	$ -	$ -	$ 6,802
Aalberts Industries NV	151,267	157	1,235	-	213,545
Aastra Technologies Ltd.	14,833	-	-	149	15,791
Abbey PLC	24,096	-	10,452	139	20,873
Abercrombie & Fitch Co. Class A	219,700	-	5,005	2,275	320,000
Accell Group NV	39,946	-	-	-	45,961
Aditya Birla Chemicals India Ltd.	3,039	-	-	-	4,322
Advocat, Inc.	2,188	-	-	39	1,816
AECOM Technology Corp.	137,524	2,310	12,838	-	205,311
Aeropostale, Inc.	161,252	-	-	-	110,636
Air T, Inc.	2,079	-	-	-	2,126
AJIS Co. Ltd.	7,719	-	-	-	6,342
Alconix Corp.	12,057	-	-	228	11,062
Almost Family, Inc.	20,619	-	-	1,874	18,755
Alpha & Omega Semiconductor Ltd.	10,370	4,407	-	-	15,004
Alps Logistics Co. Ltd.	17,279	-	-	361	17,342
Ambassadors Group, Inc.	9,666	-	-	1,098	8,728
Amdocs Ltd.	255,553	-	2,025	2,217	304,375
Amedisys, Inc.	35,558	-	-	-	32,437
American Realty Capital Properties, Inc.	-	10,476	-	35	10,736
AMERIGROUP Corp.	435,918	-	445,162	-	-
ANSYS, Inc.	305,796	-	6,826	-	368,000
AOC Holdings, Inc.	19,777	-	-	-	25,736
APRIL	33,248	1,592	-	-	51,471
Argo Graphics, Inc.	7,024	-	-	-	7,519
ARK Restaurants Corp.	3,353	-	-	112	3,947
Arrhythmia Research Technology, Inc.	786	-	-	-	713
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arts Optical International Holdings Ltd.	$ 9,418	$ -	$ -	$ 175	$ 9,549
Assurant, Inc.	193,724	-	-	2,247	204,584
ASTI Corp.	3,713	-	463	87	2,953
Atlantic Tele-Network, Inc.	41,018	-	18,227	391	-
Avery Dennison Corp.	309,249	-	34,674	4,924	344,503
Axell Corp.	19,811	-	-	332	21,434
Axis Capital Holdings Ltd.	262,880	-	-	3,920	306,160
AZZ, Inc.	68,176	-	22,449	479	68,464
Barratt Developments PLC	174,107	-	-	-	289,896
Belc Co. Ltd.	29,659	-	-	445	31,776
Belluna Co. Ltd.	40,722	-	-	457	38,203
Bellway PLC	94,680	-	345	1,691	132,035
Best Buy Co., Inc.	364,613	31,679	1,452	6,843	359,996
Big 5 Sporting Goods Corp.	16,580	-	-	330	30,500
Black Box Corp.	47,974	-	-	288	42,194
Blyth, Inc.	-	20,899	-	-	13,310
BMTC Group, Inc. Class A (sub. vtg.)	100,650	-	124	1,157	78,885
C. Uyemura & Co. Ltd.	24,403	-	-	-	21,370
Cal Dive International, Inc.	10,732	-	-	-	12,587
Calian Technologies Ltd.	16,224	-	-	374	17,062
Career Education Corp.	31,651	-	-	-	23,251
Cash Converters International Ltd.	18,841	-	950	453	28,531
Cathay General Bancorp	66,784	-	-	83	80,066
CEC Entertainment, Inc.	68,920	-	-	920	65,920
Chase Corp.	13,991	-	-	362	17,032
Chime Communications PLC	13,338	-	-	160	17,722
Chuoh Pack Industry Co. Ltd.	6,073	446	-	116	5,917
Citi Trends, Inc.	15,030	4,070	346	-	17,146
CKD Corp.	34,555	-	-	330	33,593
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ClearOne, Inc. (formerly ClearOne Communications, Inc.)	$ 1,781	$ 1,459	$ -	$ -	$ 4,668
Clip Corp.	3,741	-	-	-	3,482
Cosmos Pharmaceutical Corp.	154,513	-	-	429	203,412
Coventry Health Care, Inc.	476,619	-	40,588	3,333	610,982
CRA International, Inc.	9,681	4,628	-	-	16,917
Create SD Holdings Co. Ltd.	61,339	-	-	503	71,648
CSE Global Ltd.	32,495	45	-	580	33,101
Cybernet Systems Co. Ltd.	5,648	-	-	127	5,844
Daewon Pharmaceutical Co. Ltd.	6,963	-	-	55	14,700
Daiichi Kensetsu Corp.	17,709	65	-	-	18,243
DCC PLC (Ireland)	206,435	-	-	3,112	271,928
Dean Foods Co.	117,515	277	49,139	-	-
Deepak Fertilisers and Petrochemicals Corp. Ltd.	17,513	-	-	-	15,969
Deepak Nitrite Ltd.	1,879	-	97	-	3,049
Delta Apparel, Inc.	6,011	-	3,054	-	-
Diodes, Inc.	60,608	-	21,548	-	-
Divestco, Inc.	787	-	-	-	557
DongKook Pharmaceutical Co. Ltd.	5,890	-	-	133	10,401
DVx, Inc.	3,996	-	-	-	6,223
Ebix, Inc.	46,417	1,669	953	212	35,948
EcoGreen Fine Chemical Group Ltd.	7,446	-	-	58	8,842
Educational Development Corp.	1,586	-	-	93	1,528
Endurance Specialty Holdings Ltd.	90,142	-	-	1,612	111,592
EOH Holdings Ltd.	35,961	-	-	572	38,238
Excel Co. Ltd.	8,426	-	-	163	7,929
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Farstad Shipping ASA	$ 80,165	$ -	$ -	$ -	$ 80,836
Federal Screw Works	938	-	246	-	315
First Juken Co. Ltd.	14,934	-	-	335	20,422
Folli Follie Group	26,144	1,384	-	-	80,016
Food Empire Holdings Ltd.	18,279	-	-	-	27,996
Foremost Income Fund	18,148	-	-	1,291	17,603
Fresh Del Monte Produce, Inc.	154,350	-	-	1,260	166,005
Fujikura Kasei Co., Ltd.	15,407	-	-	274	13,774
Fursys, Inc.	20,686	-	-	449	19,942
Fyffes PLC (Ireland)	16,021	-	-	242	23,626
GameStop Corp. Class A	136,489	30	6,640	4,183	191,400
Genky Stores, Inc.	6,073	-	-	66	5,491
Genworth MI Canada, Inc.	95,664	-	-	2,943	136,577
Geodesic Ltd.	3,245	-	-	177	1,422
Gildan Activewear, Inc.	313,016	-	72,554	1,369	324,258
Glentel, Inc.	21,097	-	-	463	34,214
Goodfellow, Inc.	6,674	-	-	182	7,733
Guess?, Inc.	150,952	91,501	313	13,061	230,755
Gulliver International Co. Ltd.	30,802	-	-	491	42,918
Halows Co. Ltd.	13,384	-	-	-	11,449
Hamakyorex Co. Ltd.	25,287	-	-	179	24,154
Hampshire Group Ltd.	3,211	-	-	-	2,990
Handsome Co. Ltd.	48,155	-	-	891	56,761
Hankook Shell Oil Co. Ltd.	13,111	-	-	793	15,687
Hanwha Timeworld Co. Ltd.	5,046	523	-	184	7,388
Harte-Hanks, Inc.	21,168	-	-	857	27,518
Healthways, Inc.	19,594	-	-	-	18,388
Heartland Payment Systems, Inc.	63,401	-	-	240	63,521
Helen of Troy Ltd.	95,188	1,455	-	-	114,863
Henry Boot PLC	18,038	-	325	283	23,447
Hiday Hidaka Corp.	20,701	-	-	240	28,713
Honshu Chemical Industry Co., Ltd.	4,113	-	-	57	4,217
Horsehead Holding Corp.	20,769	-	21,014	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hoshiiryou Sanki Co. Ltd.	$ 8,339	$ 49	$ -	$ 71	$ 7,519
Houston Wire & Cable Co.	12,595	1,840	-	199	15,112
HTL International Holdings Ltd.	8,060	-	133	-	7,967
Hurco Companies, Inc.	12,923	-	-	-	18,802
Hutech Norin Co. Ltd.	10,655	-	-	187	9,701
Huvitz Co. Ltd.	9,051	-	-	113	15,513
Hwacheon Machine Tool Co. Ltd.	8,334	-	-	214	9,701
I A Group Corp.	6,501	44	-	126	5,904
I-Sheng Electric Wire & Cable Co. Ltd.	15,711	-	-	-	17,169
ICT Automatisering NV	2,956	-	-	-	3,756
Ihara Science Corp.	7,292	83	-	-	5,411
Ildong Pharmaceutical Co. Ltd.	14,977	-	-	351	27,169
Image Sensing Systems, Inc.	1,858	-	-	-	1,883
Indra Sistemas	145,663	-	-	-	214,588
Infomedia Ltd.	3,575	-	-	230	6,251
Insteel Industries, Inc.	12,025	-	1,213	365	16,805
Intage, Inc.	22,065	-	-	-	24,713
Intelligent Digital Integrated Security Co. Ltd.	5,716	-	-	108	9,276
Intelligent Digital Integrated Security Co. Ltd.	12,635	-	-	109	21,265
INTOPS Co. Ltd.	13,043	-	-	187	20,984
INZI Controls Co. Ltd.	9,386	-	-	118	8,890
Isewan Terminal Service Co. Ltd.	9,641	-	296	179	8,776
Isra Vision AG	9,959	-	-	-	16,525
j2 Global, Inc.	107,748	-	64,748	1,328	-
Jack in the Box, Inc.	161,940	-	25,979	-	145,150
JAKKS Pacific, Inc.	34,452	-	380	427	27,687
Jaya Holdings Ltd.	33,603	-	-	-	42,836
Jeil Pharmaceutical Co.	27,446	-	-	104	18,696
JLM Couture, Inc.	246	-	-	-	313
Jorudan Co. Ltd.	3,368	-	-	50	2,899
Jos. A. Bank Clothiers, Inc.	115,687	-	-	-	110,978
Jumbo SA	41,528	-	-	2,956	96,798
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kingboard Chemical Holdings Ltd.	$ 89,976	$ -	$ -	$ 561	$ 143,590
Knoll, Inc.	61,263	350	-	1,077	74,610
Know IT AB	13,396	-	-	-	13,527
Kohsoku Corp.	18,360	-	-	251	18,348
Kondotec, Inc.	9,391	-	274	126	9,418
Korea Electric Terminal Co. Ltd.	13,435	-	-	109	17,854
KSK Co., Ltd.	3,655	-	-	-	3,725
KunWha Pharmaceutical Co., Ltd.	3,228	-	11,273	-	-
Kyeryong Construction Industrial Co. Ltd.	7,519	-	-	69	7,814
Kyoto Kimono Yuzen Co. Ltd.	20,106	-	-	247	19,738
LHC Group, Inc.	33,902	-	-	-	40,477
Lincare Holdings, Inc.	513,360	-	514,600	-	-
Maruzen Co., Ltd.	13,301	-	-	182	14,703
Mastek Ltd.	4,253	-	-	-	6,112
Medical Action Industries, Inc.	5,687	-	-	-	7,534
Meetic	24,850	-	-	-	29,955
Mega First Corp. Bhd	12,330	-	-	222	11,670
Melbourne IT Ltd.	15,311	-	-	599	17,071
Melexis NV	50,122	-	-	2,410	63,544
Mesa Laboratories, Inc.	14,700	-	-	86	16,507
Metro, Inc. Class A (sub. vtg.)	606,295	-	-	4,009	678,291
Michang Oil Industrial Co. Ltd.	7,183	-	-	271	8,663
Mitani Sekisan Co. Ltd.	13,716	-	-	101	13,446
Mitie Group PLC	102,230	-	-	1,780	107,414
Monarch Casino & Resort, Inc.	10,085	-	1,020	-	12,930
Motonic Corp.	20,692	-	-	642	34,273
Mr. Bricolage SA	8,571	203	-	-	11,294
Muhak Co. Ltd.	24,467	1,736	-	99	32,715
Murakami Corp.	8,337	-	-	84	9,454
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Muramoto Electronic Thailand PCL (For. Reg.)	$ 9,473	$ -	$ 166	$ -	$ 9,819
Nadex Co. Ltd.	2,883	-	-	49	3,521
Nafco Co. Ltd.	36,224	292	-	443	31,424
National Interstate Corp.	26,190	-	-	2,200	30,500
NCI, Inc. Class A	5,269	-	-	-	4,674
New Frontier Media, Inc.	3,002	-	3,889	-	-
Next PLC	840,310	-	-	8,220	1,071,592
Nextchip Co. Ltd.	6,407	-	-	67	6,442
NICE e-Banking Services	4,242	-	-	162	5,161
Nippo Ltd.	4,716	-	-	-	4,326
Nishimatsuya Chain Co. Ltd.	59,117	-	-	737	56,317
North Valley Bancorp	6,858	-	-	-	8,741
Nutraceutical International Corp.	17,050	-	-	1,144	20,103
OM Group, Inc.	43,725	11,824	-	-	89,351
Orbotech Ltd.	24,800	-	-	-	29,233
Oriental Financial Group, Inc.	25,997	-	-	270	35,990
P&F Industries, Inc. Class A	1,812	-	-	-	3,069
Pacer International, Inc.	8,400	-	-	-	8,140
Pacific Premier Bancorp, Inc.	8,465	-	-	-	10,954
Pal Co. Ltd.	44,479	-	-	-	35,564
Papa John's International, Inc.	102,020	-	11,036	-	100,399
Parker Corp.	5,740	-	-	72	5,512
Pelion SA	4,960	682	-	-	8,159
PetMed Express, Inc.	23,572	-	-	3,153	31,623
Piolax, Inc.	21,394	-	-	211	24,255
Prim SA	7,593	-	-	93	11,560
Relo Holdings Corp.	46,469	2,336	-	-	51,804
RenaissanceRe Holdings Ltd.	229,369	-	-	1,674	265,484
Rimage Corp.	6,715	-	-	164	6,705
Rocky Brands, Inc.	7,372	-	-	-	9,020
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rocky Mountain Chocolate Factory, Inc.	$ 6,077	$ -	$ -	$ 109	$ 6,057
Ruby Tuesday, Inc.	40,845	-	1,266	-	46,686
Ruth's Hospitality Group, Inc.	15,960	-	779	-	17,460
Safeway, Inc.	196,708	-	-	4,428	243,513
Sakai Moving Service Co. Ltd.	15,915	-	-	279	17,679
Samsung Climate Control Co. Ltd.	3,202	-	-	23	2,994
ScanSource, Inc.	57,740	-	-	-	58,120
Seagate Technology	944,129	-	32,169	31,344	1,032,992
SED International Holdings, Inc.	1,021	-	21	-	1,121
Select Harvests Ltd.	7,099	159	-	159	9,591
Senshu Electric Co. Ltd.	13,236	-	-	202	12,247
Sewon Precision Industries Co. Ltd.	4,842	-	-	-	7,422
Shibaura Electronics Co. Ltd.	12,591	-	-	-	9,918
Shinsegae Engineering & Construction Co. Ltd.	3,630	-	-	122	3,208
ShoLodge, Inc.	50	-	-	-	50
Sigmatron International, Inc.	1,333	-	-	-	1,967
Sinwa Ltd.	2,202	12	-	-	2,189
SJM Co. Ltd.	8,806	-	-	198	9,303
SJM Holdings Co. Ltd.	4,262	-	-	156	5,103
Societe Pour L'Informatique Industrielle SA	6,856	704	-	117	8,474
Soken Chemical & Engineer Co. Ltd.	7,266	-	-	-	8,002
Sonic Corp.	61,613	-	-	-	69,454
Span-America Medical System, Inc.	4,588	-	-	337	5,187
Sporton International, Inc.	18,198	-	-	1,002	17,983
Sportscene Group, Inc. Class A	3,195	-	-	-	3,128
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Stanley Furniture Co., Inc.	$ 5,275	$ -	$ -	$ -	$ 5,997
Stantec, Inc.	68,947	-	-	620	98,320
Steiner Leisure Ltd.	68,805	-	-	-	74,333
Step Co. Ltd.	9,589	93	-	186	10,591
Sterling Construction Co., Inc.	16,186	-	-	-	16,708
Strattec Security Corp.	7,428	-	-	132	8,877
Strongco Corp.	5,419	-	-	-	5,736
Sun Hing Vision Group Holdings Ltd.	8,057	-	-	571	8,458
Sunjin Co. Ltd.	5,649	-	-	32	10,769
Sunjin Holdings Co. Ltd.	2,481	-	-	-	-
Super Micro Computer, Inc.	34,918	5,348	-	-	40,197
Swift Energy Co.	13,083	27,873	-	-	37,675
SWORD Group	8,397	-	-	419	10,539
SYNNEX Corp.	118,574	-	-	-	126,005
T&K Toka Co. Ltd.	10,425	-	-	124	13,490
Techno Smart Corp. (formerly Inoue Kinzoku Kogyo Co. Ltd.)	4,846	-	-	52	3,751
Teems, Inc.	1,221	-	-	19	1,878
Telechips, Inc.	4,200	-	-	66	4,116
Tempur-Pedic International, Inc.	121,111	-	-	-	165,619
The Pack Corp.	33,722	-	-	546	32,621
The Stanley Gibbons Group PLC	4,204	171	-	54	-
Theragenics Corp.	4,838	-	-	-	4,076
TKH Group NV unit	60,628	-	-	-	81,875
Tohoku Steel Co. Ltd.	8,672	-	-	54	7,026
Token Corp.	45,816	-	-	-	58,560
Tokyo Kisen Co. Ltd.	5,411	-	-	-	5,085
Tokyo Tekko Co. Ltd.	14,707	-	-	110	19,568
Tomen Devices Corp.	16,632	-	-	-	13,647
Tomen Electronics Corp.	19,648	-	-	357	18,980
Total Energy Services, Inc.	35,399	-	-	215	38,099
Tow Co. Ltd.	7,884	-	-	188	7,075
Trancom Co. Ltd.	21,122	-	-	-	27,999
Trio-Tech International	458	-	-	-	642
Triple-S Management Corp.	35,670	-	-	-	35,376
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tuesday Morning Corp.	$ 21,812	$ -	$ -	$ -	$ 36,210
Tungtex Holdings Co. Ltd.	2,156	-	-	85	2,298
UANGEL Corp.	5,211	-	2,696	88	3,050
UKC Holdings Corp.	19,138	-	-	-	32,707
Uni-Select, Inc.	55,168	380	-	453	48,239
Unit Corp.	161,790	-	-	-	195,849
United Stationers, Inc.	61,299	-	-	657	81,068
Universal Security Instruments, Inc.	1,158	-	-	-	1,001
Unum Group	302,240	4,540	-	4,186	377,622
USS Co. Ltd.	215,233	-	-	3,861	224,397
Utah Medical Products, Inc.	14,845	-	-	213	17,624
Varitronix International Ltd.	5,490	-	-	170	8,510
Vasco Data Security International, Inc.	11,655	12,683	-	-	24,300
Venture Corp. Ltd.	109,238	-	46,393	-	-
VSE Corp.	12,116	-	-	42	12,670
VST Holdings Ltd.	16,514	-	-	-	26,202
W&T Offshore, Inc.	84,130	875	-	4,323	80,960
Watts Co. Ltd.	8,097	-	-	236	9,708
Whanin Pharmaceutical Co. Ltd.	10,495	-	-	362	19,489
Win International Co., Ltd.	9,504	-	-	-	10,790
Winland Electronics, Inc.	134	-	167	-	-
Wireless Telecom Group, Inc.	1,625	-	-	-	1,677
Workman Co. Ltd.	36,077	1,098	-	-	41,522
XAC Automation Corp.	8,756	-	-	-	8,574
Xyratex Ltd.	23,660	-	4,993	1,922	14,693
YBM Sisa.com, Inc.	5,117	-	-	296	4,540
Yip's Chemical Holdings Ltd.	20,149	-	-	400	25,424
Young Innovations, Inc.	20,238	-	1,126	44	20,935
Young Poong Precision Corp.	9,219	-	-	61	9,762
Youngone Holdings Co. Ltd.	49,298	-	-	361	57,379
Yusen Logistics Co. Ltd.	48,109	-	-	454	41,271
Yutaka Giken Co. Ltd.	28,795	-	-	319	28,880
Total	$ 14,818,186	$ 252,447	$ 1,503,661	$ 176,343	$ 15,867,632
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,939,916	$ 9,939,916	$ -	$ -
Consumer Staples	2,976,593	2,976,593	-	-
Energy	2,190,948	1,691,397	499,551	-
Financials	3,491,628	3,102,453	388,382	793
Health Care	3,630,051	3,628,898	1,153	-
Industrials	3,393,730	3,360,521	-	33,209
Information Technology	6,727,459	6,727,459	-	-
Materials	1,390,089	1,390,089	-	-
Telecommunication Services	68,989	68,989	-	-
Utilities	64,669	64,669	-	-
Corporate Bonds	15,038	-	15,038	-
Money Market Funds	3,538,994	3,538,994	-	-
Total Investments in Securities:	$ 37,428,104	$ 36,489,978	$ 904,124	$ 34,002

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 2,534,054
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	58.8%
Japan	7.0%
Canada	6.1%
United Kingdom	4.9%
Ireland	4.2%
Bermuda	2.9%
Netherlands	2.5%
Korea (South)	1.9%
Taiwan	1.7%
Italy	1.6%
Cayman Islands	1.1%
Norway	1.0%
Others (Individually Less Than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013

Assets
Investment in securities, at value (including securities loaned of $611,242) - See accompanying schedule: Unaffiliated issuers (cost $11,365,906)	$ 18,021,478
Fidelity Central Funds (cost $3,538,994)	3,538,994
Other affiliated issuers (cost $10,381,558)	15,867,632
Total Investments (cost $25,286,458)		$ 37,428,104
Cash		324
Receivable for investments sold		122,451
Receivable for fund shares sold		35,535
Dividends receivable		25,785
Interest receivable		372
Distributions receivable from Fidelity Central Funds		1,703
Prepaid expenses		78
Other receivables		3,694
Total assets		37,618,046

Liabilities
Payable for investments purchased	$ 64,646
Payable for fund shares redeemed	36,346
Accrued management fee	17,027
Other affiliated payables	3,892
Other payables and accrued expenses	1,997
Collateral on securities loaned, at value	636,777
Total liabilities		760,685

Net Assets		$ 36,857,361
Net Assets consist of:
Paid in capital		$ 24,099,560
Undistributed net investment income		322
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		616,303
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,141,176
Net Assets		$ 36,857,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2013

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($24,545,415 ÷ 591,645 shares)	$ 41.49

Class K: Net Asset Value, offering price and redemption price per share ($12,311,946 ÷ 296,991 shares)	$ 41.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2013

Investment Income
Dividends (including $176,343 earned from other affiliated issuers)		$ 356,272
Interest		904
Income from Fidelity Central Funds		10,821
Total income		367,997

Expenses
Management fee Basic fee	$ 105,102
Performance adjustment	(2,438)
Transfer agent fees	22,268
Accounting and security lending fees	1,117
Custodian fees and expenses	1,036
Independent trustees' compensation	114
Registration fees	126
Audit	131
Legal	94
Miscellaneous	142
Total expenses before reductions	127,692
Expense reductions	(727)	126,965
Net investment income (loss)		241,032
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	413,326
Other affiliated issuers	810,782
Investments not meeting investment restrictions	59
Foreign currency transactions	(515)
Total net realized gain (loss)		1,223,652
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $6)	3,522,495
Assets and liabilities in foreign currencies	(266)
Total change in net unrealized appreciation (depreciation)		3,522,229
Net gain (loss)		4,745,881
Net increase (decrease) in net assets resulting from operations		$ 4,986,913

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 241,032	$ 341,319
Net realized gain (loss)	1,223,652	1,483,825
Change in net unrealized appreciation (depreciation)	3,522,229	(1,354,944)
Net increase (decrease) in net assets resulting from operations	4,986,913	470,200
Distributions to shareholders from net investment income	(432,424)	(253,207)
Distributions to shareholders from net realized gain	(1,951,147)	(1,872,594)
Total distributions	(2,383,571)	(2,125,801)
Share transactions - net increase (decrease)	1,269,640	(158,107)
Redemption fees	983	3,844
Total increase (decrease) in net assets	3,873,965	(1,809,864)

Net Assets
Beginning of period	32,983,396	34,793,260
End of period (including undistributed net investment income of $322 and undistributed net investment income of $191,714, respectively)	$ 36,857,361	$ 32,983,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Low-Priced Stock

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 38.52	$ 40.67	$ 33.07	$ 28.20	$ 37.19	$ 45.38
Income from Investment Operations
Net investment income (loss) D	.27	.37	.23	.07	.17	.28
Net realized and unrealized gain (loss)	5.47	(.03) G	7.53	5.00	(4.88)	(4.72)
Total from investment operations	5.74	.34	7.76	5.07	(4.71)	(4.44)
Distributions from net investment income	(.49)	(.28)	(.15)	(.12)	(.17)	(.57)
Distributions from net realized gain	(2.28)	(2.21)	(.01)	(.08)	(4.11)	(3.18)
Total distributions	(2.77)	(2.49)	(.16)	(.20)	(4.28)	(3.75)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 41.49	$ 38.52	$ 40.67	$ 33.07	$ 28.20	$ 37.19
Total Return B,C	15.45%	1.68%	23.53%	18.06%	(13.90)%	(10.50)%
Ratios to Average Net Assets E,H
Expenses before reductions	.77% A	.88%	.83%	.99%	.99%	.99%
Expenses net of fee waivers, if any	.77% A	.88%	.83%	.99%	.99%	.99%
Expenses net of all reductions	.77% A	.88%	.83%	.99%	.98%	.98%
Net investment income (loss)	1.35% A	1.00%	.61%	.21%	.67%	.68%
Supplemental Data
Net assets, end of period (in millions)	$ 24,545	$ 22,999	$ 26,762	$ 24,538	$ 21,792	$ 29,044
Portfolio turnover rate F	8% A	19%	15%	20%	31%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 38.52	$ 40.67	$ 33.11	$ 28.22	$ 37.20	$ 40.45
Income from Investment Operations
Net investment income (loss) D	.29	.42	.28	.11	.20	.08
Net realized and unrealized gain (loss)	5.47	(.03) G	7.51	5.01	(4.86)	(3.33)
Total from investment operations	5.76	.39	7.79	5.12	(4.66)	(3.25)
Distributions from net investment income	(.54)	(.33)	(.23)	(.15)	(.21)	-
Distributions from net realized gain	(2.28)	(2.21)	(.01)	(.08)	(4.11)	-
Total distributions	(2.82)	(2.54)	(.23) K	(.23)	(4.32)	-
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 41.46	$ 38.52	$ 40.67	$ 33.11	$ 28.22	$ 37.20
Total Return B,C	15.52%	1.83%	23.66%	18.23%	(13.74)%	(8.03)%
Ratios to Average Net Assets E,I
Expenses before reductions	.66% A	.76%	.71%	.85%	.81%	.88% A
Expenses net of fee waivers, if any	.66% A	.76%	.71%	.85%	.81%	.88% A
Expenses net of all reductions	.65% A	.76%	.70%	.85%	.81%	.88% A
Net investment income (loss)	1.47% A	1.12%	.74%	.35%	.84%	.90% A
Supplemental Data
Net assets, end of period (in thousands)	$ 12,311,946	$ 9,984,747	$ 8,031,286	$ 4,356,602	$ 2,278,591	$ 92
Portfolio turnover rate F	8% A	19%	15%	20%	31%	36%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HFor the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013 including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,242,491
Gross unrealized depreciation	(2,108,544)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,133,947

Tax cost	$ 25,294,157

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,232,342 and $3,166,990, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Low-Priced Stock	$ 19,548.17
Class K	2,720.05
	$ 22,268

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $61 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $42 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $18,489. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,614, including $138 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $727 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Low-Priced Stock	$ 284,865	$ 181,791
Class K	147,559	71,416
Total	$ 432,424	$ 253,207
From net realized gain
Low-Priced Stock	$ 1,338,103	$ 1,427,190
Class K	613,044	445,404
Total	$ 1,951,147	$ 1,872,594

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Low-Priced Stock
Shares sold	37,011	90,208	$ 1,485,660	$ 3,389,719
Reinvestment of distributions	39,316	45,341	1,538,529	1,537,943
Shares redeemed	(81,759)	(196,560)	(3,227,756)	(7,327,114)
Net increase (decrease)	(5,432)	(61,011)	$ (203,567)	$ (2,399,452)
Class K
Shares sold	49,604	104,192	$ 1,948,087	$ 3,892,850
Reinvestment of distributions	19,455	15,233	760,603	516,820
Shares redeemed	(31,299)	(57,652)	(1,235,483)	(2,168,325)
Net increase (decrease)	37,760	61,773	$ 1,473,207	$ 2,241,345

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 20, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

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Fidelity®

Low-Priced Stock Fund -
Class K

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Low-Priced Stock	.77%
Actual		$ 1,000.00	$ 1,154.50	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class K	.66%
Actual		$ 1,000.00	$ 1,155.20	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	3.5	3.6
Next PLC	2.9	2.6
Seagate Technology	2.8	2.9
Microsoft Corp.	2.5	3.0
Metro, Inc. Class A (sub. vtg.)	1.8	1.8
Coventry Health Care, Inc.	1.7	1.4
Ross Stores, Inc.	1.6	2.0
ENI SpA	1.4	1.3
Oracle Corp.	1.3	1.2
Bed Bath & Beyond, Inc.	1.1	1.2
	20.6
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.0	26.6
Information Technology	18.3	19.5
Health Care	9.8	13.0
Financials	9.5	8.1
Industrials	9.2	8.8
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *		As of July 31, 2012 **
	Stocks 91.9%		Stocks 94.2%
	Convertible Securities† 0.0%		Convertible Securities† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 8.1%		Short-Term Investments and Net Other Assets (Liabilities) 5.8%
* Foreign investments	41.2%	** Foreign investments	40.7%

† Amount represents less than 0.1%

Semiannual Report

Investments January 31, 2013

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.0%
Auto Components - 1.5%
ASTI Corp. (e)	1,250,000	$ 2,953
ATLASBX Co. Ltd.	320,000	8,662
Dorman Products, Inc.	350,000	12,121
FCC Co. Ltd.	200,000	4,300
Federal Screw Works (a)(e)	96,947	315
Hi-Lex Corp.	1,200,000	19,671
INZI Controls Co. Ltd. (e)	1,516,000	8,890
Johnson Controls, Inc.	9,160,000	284,784
Motonic Corp. (e)	3,299,900	34,273
Murakami Corp. (e)	700,000	9,454
Musashi Seimitsu Industry Co. Ltd.	1,000,000	20,362
Nippon Seiki Co. Ltd.	2,531,000	30,086
Nissin Kogyo Co. Ltd.	1,160,000	17,391
Piolax, Inc. (e)	1,010,000	24,255
Samsung Climate Control Co. Ltd. (e)	460,050	2,994
Sewon Precision Industries Co. Ltd. (e)	500,000	7,422
Shoei Co. Ltd.	625,000	3,711
SJM Co. Ltd. (e)	1,270,000	9,303
SJM Holdings Co. Ltd. (e)	1,332,974	5,103
Strattec Security Corp. (e)	330,000	8,877
Sungwoo Hitech Co. Ltd.	800,000	8,971
Yachiyo Industry Co. Ltd.	900,000	6,624
Yutaka Giken Co. Ltd. (e)	1,482,000	28,880
		559,402
Distributors - 0.2%
Doshisha Co. Ltd.	770,000	20,908
Educational Development Corp. (e)	386,892	1,528
Nakayamafuku Co. Ltd.	100,000	741
SPK Corp.	165,000	2,827
Uni-Select, Inc. (e)	2,025,000	48,239
		74,243
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	20,000	404
Capella Education Co. (a)	120,000	3,278
Career Education Corp. (a)(e)	6,720,000	23,251
Clip Corp. (e)	328,600	3,482
Corinthian Colleges, Inc. (a)(d)	2,200,000	5,412
DeVry, Inc.	300,000	7,551
ITT Educational Services, Inc. (a)(d)	50,000	842
Matthews International Corp. Class A	550,648	18,039
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Meiko Network Japan Co. Ltd.	944,000	$ 10,468
Regis Corp.	605,000	10,739
Shingakukai Co. Ltd.	100,000	355
Shuei Yobiko Co. Ltd. (d)	125,000	498
Steiner Leisure Ltd. (a)(e)	1,650,000	74,333
Step Co. Ltd. (e)	1,300,000	10,591
YBM Sisa.com, Inc. (e)	950,000	4,540
		173,783
Hotels, Restaurants & Leisure - 1.8%
Aeon Fantasy Co. Ltd.	475,000	7,288
Ambassadors Group, Inc. (d)(e)	1,770,356	8,728
ARK Restaurants Corp. (e)	224,895	3,947
Brinker International, Inc.	1,000,000	32,740
BRONCO BILLY Co. Ltd.	12,000	315
CEC Entertainment, Inc. (e)	2,000,000	65,920
Darden Restaurants, Inc.	2,000,000	93,000
Flanigan's Enterprises, Inc. (a)	50,357	388
Hiday Hidaka Corp. (e)	1,265,980	28,713
Ibersol SGPS SA	550,000	4,070
Intralot SA	1,250,000	3,513
Jack in the Box, Inc. (a)(e)	5,000,000	145,150
Kangwon Land, Inc.	25,000	718
Kura Corp. Ltd.	550,000	7,506
Monarch Casino & Resort, Inc. (a)(e)	1,248,100	12,930
Ohsho Food Service Corp.	180,000	4,764
Papa John's International, Inc. (a)(e)	1,789,651	100,399
Ruby Tuesday, Inc. (a)(e)	6,200,000	46,686
Ruth's Hospitality Group, Inc. (a)(e)	2,250,000	17,460
Shinsegae Food Co. Ltd.	17,000	1,544
Sonic Corp. (a)(e)	6,223,500	69,454
Sportscene Group, Inc. Class A (e)	400,000	3,128
St. Marc Holdings Co. Ltd.	480,000	18,949
Toridoll Corp.	10,000	124
		677,434
Household Durables - 3.4%
Abbey PLC (e)	2,150,000	20,873
Barratt Developments PLC (a)(e)	84,000,199	289,896
Bellway PLC (e)	7,500,000	132,035
Blyth, Inc. (d)(e)	950,000	13,310
D.R. Horton, Inc.	7,800,000	184,548
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dorel Industries, Inc. Class B (sub. vtg.)	3,250,000	$ 129,622
Emak SpA	3,300,000	2,543
First Juken Co. Ltd. (e)	1,690,000	20,422
Helen of Troy Ltd. (a)(e)	3,173,000	114,863
Henry Boot PLC (e)	9,600,000	23,447
HTL International Holdings Ltd. (e)	29,000,500	7,967
Jarden Corp.	250,000	14,710
Maruzen Co., Ltd. (e)	1,918,000	14,703
NACCO Industries, Inc. Class A	310,000	20,200
P&F Industries, Inc. Class A (a)(e)	361,038	3,069
Sanei Architecture Planning Co. Ltd. (d)	1,050,000	9,944
Stanley Furniture Co., Inc. (a)(e)	1,289,638	5,997
Steinhoff International Holdings Ltd.	3,102,497	9,417
Tempur-Pedic International, Inc. (a)(e)	4,251,000	165,619
Token Corp. (e)	1,050,000	58,560
		1,241,745
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (e)	5,100,000	38,203
Liberty Media Corp. Interactive Series A (a)	650,000	13,819
N Brown Group PLC	725,000	4,241
NutriSystem, Inc.	575,000	5,192
PetMed Express, Inc. (d)(e)	2,425,100	31,623
		93,078
Leisure Equipment & Products - 0.3%
Accell Group NV (e)	2,386,300	45,961
Fenix Outdoor AB	35,000	1,002
Giant Manufacturing Co. Ltd.	3,000,555	15,953
JAKKS Pacific, Inc. (d)(e)	2,120,000	27,687
Kabe Husvagnar AB (B Shares)	150,000	2,465
Marine Products Corp.	12,088	76
Mars Engineering Corp.	300,000	6,223
Miroku Corp.	700,000	1,531
Trigano SA (a)	85,000	1,270
		102,168
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	2,700,000	126,906
Chime Communications PLC (e)	4,700,000	17,722
Cinderella Media Group Ltd.	10,158,000	3,261
DISH Network Corp. Class A	1,600,000	59,632
DreamWorks Animation SKG, Inc. Class A (a)(d)	5,480,000	95,407
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	750,000	$ 14,723
GFK AG	175,000	10,130
Harte-Hanks, Inc. (e)	3,360,000	27,518
Intage, Inc. (e)	1,040,000	24,713
Omnicom Group, Inc.	500,010	27,141
Pico Far East Holdings Ltd.	19,004,000	5,219
Proto Corp.	320,000	5,424
RKB Mainichi Broadcasting Corp.	50,000	330
Saga Communications, Inc. Class A	499,435	23,473
Starz - Liberty Capital Series A (a)	350,000	5,579
STW Group Ltd.	3,000,000	4,067
Tow Co. Ltd. (e)	1,223,000	7,075
TVA Group, Inc. Class B (non-vtg.) (a)	2,000,400	19,154
		477,474
Multiline Retail - 3.5%
Don Quijote Co. Ltd.	3,100,000	123,397
Hanwha Timeworld Co. Ltd. (e)	338,450	7,388
Harvey Norman Holdings Ltd. (d)	22,050,000	45,068
Next PLC (e)	16,650,000	1,071,592
Tuesday Morning Corp. (a)(e)	4,310,697	36,210
Watts Co. Ltd. (e)	665,000	9,708
Zakkaya Bulldog Co. Ltd.	400,000	949
		1,294,312
Specialty Retail - 11.6%
Aarons, Inc. Class A	700,000	20,755
ABC-Mart, Inc. (d)	135,000	5,138
Abercrombie & Fitch Co. Class A (e)	6,400,000	320,000
Aeropostale, Inc. (a)(e)	8,177,100	110,636
Ascena Retail Group, Inc. (a)	1,950,000	33,053
AT-Group Co. Ltd.	823,000	12,150
AutoZone, Inc. (a)	900,000	332,730
Bed Bath & Beyond, Inc. (a)	6,600,000	387,420
Best Buy Co., Inc. (e)	22,140,000	359,996
Big 5 Sporting Goods Corp. (e)	2,199,000	30,500
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,600,000	78,885
Cash Converters International Ltd. (e)	24,000,000	28,531
Chico's FAS, Inc.	820,000	14,703
Citi Trends, Inc. (a)(e)	1,325,000	17,146
Destination Maternity Corp.	520,000	11,840
Express, Inc. (a)	1,440,000	26,467
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Folli Follie Group (a)(e)	4,301,500	$ 80,016
Fourlis Holdings SA (a)	200,000	646
GameStop Corp. Class A (d)(e)	8,250,000	191,400
Glentel, Inc. (e)	1,950,000	34,214
Guess?, Inc. (e)	8,518,100	230,755
Gulliver International Co. Ltd. (e)	1,011,500	42,918
Halfords Group PLC	900,000	4,862
I A Group Corp. (e)	875,000	5,904
John David Group PLC	350,000	4,135
Jos. A. Bank Clothiers, Inc. (a)(e)	2,737,500	110,978
Jumbo SA (e)	11,139,100	96,798
K'S Denki Corp. (d)	2,810,000	76,546
Ku Holdings Co. Ltd.	20,400	127
Kyoto Kimono Yuzen Co. Ltd. (e)	1,719,000	19,738
Le Chateau, Inc. Class A (sub. vtg.) (a)	2,022,600	8,091
Leon's Furniture Ltd.	560,000	7,625
Lowe's Companies, Inc.	90,000	3,437
Macintosh Retail Group NV	200,000	2,335
MarineMax, Inc. (a)	899,988	10,512
Mr. Bricolage SA (e)	827,676	11,294
Nafco Co. Ltd. (e)	2,059,900	31,424
NEC Mobiling Ltd.	300,000	13,680
Nishimatsuya Chain Co. Ltd. (e)	6,950,000	56,317
Pal Co. Ltd. (e)	810,000	35,564
Penske Automotive Group, Inc.	600,000	19,752
Pier 1 Imports, Inc.	600,000	13,014
Point, Inc.	635,150	21,879
Right On Co. Ltd.	400,000	3,163
RONA, Inc.	100,000	1,214
Ross Stores, Inc.	10,000,000	597,000
Second Chance Properties Ltd.	10,000,000	3,272
Second Chance Properties Ltd.:
warrants 9/27/13 (a)	2,500,000	182
warrants 7/24/17 (a)	12,489,130	494
Sonic Automotive, Inc. Class A (sub. vtg.)	1,200,000	29,124
Staples, Inc.	26,200,000	353,176
Super Cheap Auto Group Ltd.	60,000	668
The Buckle, Inc. (d)	850,000	39,763
The Men's Wearhouse, Inc.	350,000	10,623
The Stanley Gibbons Group PLC	1,300,000	5,464
USS Co. Ltd. (e)	2,000,000	224,397
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
WH Smith PLC (d)	1,190,000	$ 12,570
Williams-Sonoma, Inc.	400,000	17,600
Workman Co. Ltd. (e)	1,471,700	41,522
		4,264,143
Textiles, Apparel & Luxury Goods - 2.7%
Adolfo Dominguez SA (a)	350,000	2,186
Bijou Brigitte Modische Accessoires AG	45,000	4,460
Cherokee, Inc.	160,000	2,261
Deckers Outdoor Corp. (a)(d)	1,100,000	43,945
Delta Apparel, Inc. (a)	218,131	3,152
F&F Co. Ltd.	758,090	4,215
Fossil, Inc. (a)	2,350,000	248,113
Geox SpA (d)	3,250,000	11,412
Gildan Activewear, Inc. (d)(e)	8,810,000	324,258
Hampshire Group Ltd. (a)(e)	920,000	2,990
Handsome Co. Ltd. (e)	2,436,150	56,761
Iconix Brand Group, Inc. (a)	570,000	13,709
JLM Couture, Inc. (a)(e)	197,100	313
K-Swiss, Inc. Class A (a)	2,510,000	11,822
Li Ning Co. Ltd. (a)	500,000	335
Rocky Brands, Inc. (a)(e)	638,825	9,020
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,800,000	34,200
Steven Madden Ltd. (a)	390,000	17,971
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	8,458
Ted Baker PLC	100,000	1,910
Texwinca Holdings Ltd.	56,300,000	52,994
True Religion Apparel, Inc.	150,000	3,557
Tungtex Holdings Co. Ltd. (e)	22,000,000	2,298
Van de Velde	75,000	3,666
Vera Bradley, Inc. (a)	5,000	126
Victory City International Holdings Ltd.	63,079,356	7,808
Youngone Corp.	650,000	22,642
Youngone Holdings Co. Ltd. (e)	929,000	57,379
Yue Yuen Industrial (Holdings) Ltd.	9,000,000	30,173
		982,134
TOTAL CONSUMER DISCRETIONARY		9,939,916
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.1%
Beverages - 1.2%
Baron de Ley SA (a)	200,000	$ 13,059
Britvic PLC	5,850,000	41,640
C&C Group PLC	1,111,938	7,247
Constellation Brands, Inc. Class A (sub. vtg.) (a)	7,000,000	226,520
Monster Beverage Corp. (a)	2,700,000	129,330
Muhak Co. Ltd. (e)	2,588,646	32,715
		450,511
Food & Staples Retailing - 5.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	25,000	1,215
Aoki Super Co. Ltd.	100,000	933
Belc Co. Ltd. (e)	2,086,000	31,776
Cosmos Pharmaceutical Corp. (e)	1,900,000	203,412
Create SD Holdings Co. Ltd. (e)	2,227,000	71,648
Daikokutenbussan Co. Ltd.	630,000	15,666
Dong Suh Companies, Inc.	2,620,000	45,151
Fyffes PLC (Ireland) (e)	29,000,000	23,626
Genky Stores, Inc. (d)(e)	240,000	5,491
Greggs PLC	1,425,000	10,803
Halows Co. Ltd. (e)	1,401,500	11,449
Ingles Markets, Inc. Class A	50,000	960
Kroger Co.	650,000	18,005
Kusuri No Aoki Co. Ltd. (d)	275,000	14,435
Majestic Wine PLC	300,000	2,027
MARR SpA	133,366	1,494
Marukyu Co. Ltd.	100,000	968
Maxvalu Nishinihon Co. Ltd.	25,000	382
Metro, Inc. Class A (sub. vtg.) (e)	10,925,833	678,291
Safeway, Inc. (d)(e)	12,650,000	243,513
San-A Co. Ltd.	375,000	15,276
Shoppers Drug Mart Corp. (d)	5,000,000	207,540
Sligro Food Group NV (d)	1,910,000	61,515
Sundrug Co. Ltd.	2,610,000	98,184
Tesco PLC	9,000,000	50,858
Total Produce PLC	10,000,000	8,147
Walgreen Co.	1,410,000	56,344
Welcia Holdings Co. Ltd.	340,987	12,548
Yaoko Co. Ltd.	986,400	39,534
		1,931,191
Food Products - 1.5%
Archer Daniels Midland Co.	510,000	14,550
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Aryzta AG	1,850,000	$ 103,981
Cranswick PLC	582,932	8,875
Darling International, Inc. (a)	600,000	10,122
Dean Foods Co. (a)	6,600,000	120,846
Dutch Lady Milk Industries Bhd	100,000	1,362
Food Empire Holdings Ltd. (e)	52,900,000	27,996
Fresh Del Monte Produce, Inc. (e)	6,300,000	166,005
Hilton Food Group PLC	812,773	4,069
Iwatsuka Confectionary Co. Ltd.	13,200	599
Nam Yang Dairy Products	11,000	9,706
Pacific Andes International Holdings Ltd.	82,489,308	4,574
Pacific Andes Resources Development Ltd.	129,316,774	16,091
President Rice Products PCL	1,000,000	2,012
Rocky Mountain Chocolate Factory, Inc. (e)	496,882	6,057
Samyang Genex Co. Ltd.	145,795	8,281
Select Harvests Ltd. (e)	5,331,997	9,591
Sunjin Co. Ltd. (e)	813,630	10,769
Synear Food Holdings Ltd. (a)	39,000,000	5,861
United Food Holdings Ltd.	22,400,000	977
		532,324
Personal Products - 0.2%
Atrium Innovations, Inc. (a)	1,400,000	18,037
Nutraceutical International Corp. (e)	1,143,504	20,103
Sarantis SA (a)	1,349,952	8,047
USANA Health Sciences, Inc. (a)(d)	420,000	14,889
		61,076
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	393
TOTAL CONSUMER STAPLES		2,975,495
ENERGY - 5.9%
Energy Equipment & Services - 2.2%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	19,919
Boustead Singapore Ltd.	100,000	91
BW Offshore Ltd.	3,200,000	3,298
Cal Dive International, Inc. (a)(d)(e)	6,624,500	12,587
Cathedral Energy Services Ltd.	508,800	2,821
Divestco, Inc. (a)(e)	3,586,000	557
Farstad Shipping ASA (e)	3,200,000	80,836
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Forum Energy Technologies, Inc.	450,000	$ 11,480
Fugro NV (Certificaten Van Aandelen)	1,600,027	96,970
Gulfmark Offshore, Inc. Class A	150,000	5,214
Helix Energy Solutions Group, Inc. (a)	550,000	13,046
Oil States International, Inc. (a)	2,000,000	155,160
Patterson-UTI Energy, Inc.	605,000	12,306
Precision Drilling Corp.	5,400,000	49,485
ProSafe ASA	7,900,000	75,198
Rowan Companies PLC (a)	1,004,700	34,642
Shinko Plantech Co. Ltd.	50,000	409
Solstad Offshore ASA	1,150,000	22,104
Total Energy Services, Inc. (e)	2,500,000	38,099
Unit Corp. (a)(e)	4,069,174	195,849
		830,071
Oil, Gas & Consumable Fuels - 3.7%
Adams Resources & Energy, Inc.	158,951	5,673
AOC Holdings, Inc. (e)	6,050,000	25,736
Beach Energy Ltd.	15,182,924	22,562
ENI SpA	20,000,000	499,551
Great Eastern Shipping Co. Ltd.	4,360,000	20,038
Hankook Shell Oil Co. Ltd. (e)	68,000	15,687
HollyFrontier Corp.	658,256	34,374
Kanto Natural Gas Development	10,000	55
Marathon Oil Corp.	4,965,000	166,874
Michang Oil Industrial Co. Ltd. (e)	173,900	8,663
Newfield Exploration Co. (a)	950,000	28,025
Peabody Energy Corp.	1,500,000	37,725
Petrominerales Ltd.	100,000	890
Platino Energy Corp. (a)	25,000	35
Stone Energy Corp. (a)	936,900	21,080
Swift Energy Co. (a)(e)	2,500,000	37,675
Tesoro Corp.	4,600,000	223,974
The Williams Companies, Inc.	310,300	10,876
Tsakos Energy Navigation Ltd.	25,000	106
Uehara Sei Shoji Co. Ltd.	975,000	4,094
Ultra Petroleum Corp. (a)(d)	250,000	4,555
W&T Offshore, Inc. (e)	4,600,000	80,960
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	2,280,022	$ 98,292
WPX Energy, Inc. (a)	890,000	13,377
		1,360,877
TOTAL ENERGY		2,190,948
FINANCIALS - 9.5%
Capital Markets - 0.2%
AllianceBernstein Holding LP	510,000	10,384
Federated Investors, Inc. Class B (non-vtg.) (d)	610,000	14,433
GFI Group, Inc.	500,000	1,700
Kyokuto Securities Co. Ltd.	10,000	125
State Street Corp.	460,000	25,599
Tullett Prebon PLC	1,650,000	6,281
		58,522
Commercial Banks - 1.3%
Bank of Ireland (a)	603,500,040	116,303
Bank of the Ozarks, Inc.	25,000	908
BBCN Bancorp, Inc.	2,500,000	30,225
Camden National Corp.	5,000	169
Cathay General Bancorp (e)	4,125,000	80,066
Codorus Valley Bancorp, Inc.	159,022	2,505
Dimeco, Inc.	29,140	1,166
East West Bancorp, Inc.	4,000,000	93,800
First Bancorp, Puerto Rico (a)	7,428,572	38,109
North Valley Bancorp (a)(e)	527,500	8,741
Norwood Financial Corp.	31,801	975
Oriental Financial Group, Inc. (e)	2,504,542	35,990
Pacific Premier Bancorp, Inc. (a)(e)	950,000	10,954
Popular, Inc. (a)	1,800,000	48,312
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,250,000	9,610
Sparebanken More (primary capital certificate)	80,000	2,636
Sterling Financial Corp.	396,699	8,565
		489,034
Consumer Finance - 0.2%
Aeon Credit Service (Asia) Co. Ltd.	12,000,000	12,301
Albemarle & Bond Holdings PLC	1,850,000	6,030
EZCORP, Inc. (non-vtg.) Class A (a)	325,000	7,215
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Green Dot Corp. Class A (a)(d)	3,000,000	$ 40,200
Nicholas Financial, Inc.	210,827	2,756
		68,502
Diversified Financial Services - 0.1%
Newship Ltd. (a)	2,500	793
NICE Holdings Co. Ltd.	56,147	3,421
NICE Information Service Co. Ltd.	1,276,670	6,219
Ricoh Leasing Co. Ltd.	60,000	1,647
The NASDAQ Stock Market, Inc.	400,000	11,328
		23,408
Insurance - 7.0%
Admiral Group PLC	600,000	11,638
AEGON NV	40,000,000	267,053
AFLAC, Inc.	360,000	19,102
Amlin PLC	2,100,000	12,776
APRIL (e)	2,419,142	51,471
Assurant, Inc. (e)	5,350,000	204,584
Axis Capital Holdings Ltd. (e)	8,000,000	306,160
CNO Financial Group, Inc.	941,576	9,670
Employers Holdings, Inc.	548,532	11,689
Endurance Specialty Holdings Ltd. (e)	2,600,000	111,592
FBD Holdings PLC	175,000	2,590
Genworth Financial, Inc. Class A (a)	20,000,000	183,400
Hartford Financial Services Group, Inc.	8,200,000	203,360
HCC Insurance Holdings, Inc.	650,000	25,142
Lincoln National Corp.	8,350,000	241,983
MetLife, Inc.	650,000	24,271
National Interstate Corp. (e)	1,000,000	30,500
National Western Life Insurance Co. Class A	148,870	24,325
Primerica, Inc.	600,000	19,728
Progressive Corp.	600,000	13,494
Protective Life Corp.	2,475,300	78,318
RenaissanceRe Holdings Ltd. (e)	3,100,000	265,484
Torchmark Corp.	595,000	33,147
Unum Group (e)	16,200,000	377,622
Validus Holdings Ltd.	1,900,000	69,179
		2,598,278
Real Estate Investment Trusts - 0.1%
American Realty Capital Properties, Inc. (d)(e)	800,000	10,736
Cedar Shopping Centers, Inc.	2,000,000	11,020
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Nieuwe Steen Investments NV	90,000	$ 782
Tanger Factory Outlet Centers, Inc.	350,000	12,397
		34,935
Real Estate Management & Development - 0.2%
Airport Facilities Co. Ltd.	260,000	1,314
Devine Ltd.	2,125,000	2,017
Relo Holdings Corp. (e)	1,405,700	51,804
Tejon Ranch Co. (a)	150,000	4,584
		59,719
Thrifts & Mortgage Finance - 0.4%
BofI Holding, Inc. (a)	214,276	6,848
Genworth MI Canada, Inc. (e)	5,650,000	136,577
New Hampshire Thrift Bancshare	4,900	63
Provident New York Bancorp	1,200,000	10,716
		154,204
TOTAL FINANCIALS		3,486,602
HEALTH CARE - 9.8%
Biotechnology - 0.7%
Amgen, Inc.	3,000,000	256,380
Apex Biotechnology Corp.	153,768	400
		256,780
Health Care Equipment & Supplies - 1.2%
Arts Optical International Holdings Ltd. (e)	33,970,640	9,549
Atrion Corp.	10,000	2,005
Audika SA	287,874	3,577
CareFusion Corp. (a)	400,000	12,416
DiaSorin S.p.A.	5,000	195
Exactech, Inc. (a)	100,000	1,919
Hoshiiryou Sanki Co. Ltd. (e)	296,500	7,519
Huvitz Co. Ltd. (e)	970,000	15,513
Mani, Inc.	300,000	10,629
Medical Action Industries, Inc. (a)(e)	1,634,280	7,534
Microlife Corp.	2,484,000	5,224
Nakanishi, Inc.	271,300	31,448
Prim SA (e)	1,650,000	11,560
ResMed, Inc.	350,000	15,330
Smith & Nephew PLC	100,000	1,153
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Span-America Medical System, Inc. (e)	269,900	$ 5,187
St. Jude Medical, Inc.	2,500,000	101,750
St. Shine Optical Co. Ltd.	400,200	6,193
Techno Medica Co. Ltd.	86	497
Theragenics Corp. (a)(e)	2,629,506	4,076
Top Glove Corp. Bhd	1,000,000	1,683
Utah Medical Products, Inc. (e)	438,418	17,624
Value Added Technologies Co. Ltd.	100,000	988
Young Innovations, Inc. (e)	530,000	20,935
Zimmer Holdings, Inc.	2,000,000	149,200
		443,704
Health Care Providers & Services - 6.8%
A/S One Corp.	160,000	3,240
Advocat, Inc. (e)	351,269	1,816
Almost Family, Inc. (e)	936,814	18,755
Amedisys, Inc. (a)(e)	2,917,000	32,437
AmSurg Corp. (a)	735,344	22,950
Centene Corp. (a)	300,000	12,948
Corvel Corp. (a)	100,054	4,582
Coventry Health Care, Inc. (e)	13,331,494	610,982
DVx, Inc. (e)	421,200	6,223
Grupo Casa Saba SA de CV sponsored ADR	1,263,900	8,531
Hanger, Inc. (a)	400,000	11,492
Healthways, Inc. (a)(e)	1,747,900	18,388
LHC Group, Inc. (a)(e)	1,895,000	40,477
LifePoint Hospitals, Inc. (a)	750,000	32,783
Medica Sur SA de CV	325,500	653
MEDNAX, Inc. (a)	100,000	8,556
National Healthcare Corp.	6,700	322
Patterson Companies, Inc.	1,100,000	39,743
Pelion SA (e)	650,000	8,159
Psychemedics Corp.	93,977	1,121
The Ensign Group, Inc.	550,000	15,708
Triple-S Management Corp. (a)(e)	1,957,734	35,376
Tsukui Corp. (d)	600,000	12,237
U.S. Physical Therapy, Inc.	450,000	11,070
United Drug PLC (United Kingdom)	10,533,719	45,943
UnitedHealth Group, Inc.	23,000,000	1,269,814
Universal American Spin Corp.	1,106,590	10,369
VCA Antech, Inc. (a)	965,000	20,844
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Wellcare Health Plans, Inc. (a)	825,000	$ 41,836
WellPoint, Inc.	2,250,000	145,845
Win International Co., Ltd. (e)	1,230,300	10,790
		2,503,990
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (e)	271,041	713
Quality Systems, Inc.	500,000	9,120
		9,833
Pharmaceuticals - 1.1%
AbbVie, Inc.	250,000	9,173
Daewon Pharmaceutical Co. Ltd. (e)	1,560,350	14,700
Dawnrays Pharmaceutical Holdings Ltd.	1,000,000	227
DongKook Pharmaceutical Co. Ltd. (e)	449,972	10,401
Endo Pharmaceuticals Holdings, Inc. (a)	4,295,000	135,980
Forest Laboratories, Inc. (a)	1,350,000	49,005
Fuji Pharma Co. Ltd.	160,000	2,803
Hi-Tech Pharmacal Co., Inc.	113,450	4,152
Hospira, Inc. (a)	700,000	23,884
Ildong Pharmaceutical Co. Ltd. (e)	2,505,065	27,169
Jeil Pharmaceutical Co. (e)	1,484,800	18,696
Kaken Pharmaceutical Co. Ltd.	110,000	1,806
Kwang Dong Pharmaceutical Co. Ltd.	425,000	2,727
Mylan, Inc. (a)	450,000	12,722
Pacific Pharmaceutical Co. Ltd.	85,000	2,105
Recordati SpA	5,950,000	60,875
Torii Pharmaceutical Co. Ltd.	600,000	14,822
Tsumura & Co.	100,000	3,292
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	19,489
Yuyu Pharma, Inc.	240,000	1,482
		415,510
TOTAL HEALTH CARE		3,629,817
INDUSTRIALS - 9.2%
Aerospace & Defense - 0.2%
CAE, Inc.	2,000,000	21,596
Ducommun, Inc. (a)	100,000	1,603
Magellan Aerospace Corp. (a)	555,000	1,892
Moog, Inc. Class A (a)	1,000,000	43,800
		68,891
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.2%
Air T, Inc. (e)	244,600	$ 2,126
Hub Group, Inc. Class A (a)	316,008	11,632
Kintetsu World Express, Inc.	500,000	16,403
Pacer International, Inc. (a)(e)	2,000,001	8,140
Sinwa Ltd. (e)	22,957,000	2,189
Yusen Logistics Co. Ltd. (e)	4,221,500	41,271
		81,761
Airlines - 0.1%
Republic Airways Holdings, Inc. (a)	1,000,000	8,390
SkyWest, Inc.	1,939,663	24,517
		32,907
Building Products - 0.1%
Insteel Industries, Inc. (e)	1,108,517	16,805
Kingspan Group PLC (Ireland)	1,400,000	16,253
Kondotec, Inc. (e)	1,625,000	9,418
Owens Corning (a)	198,800	8,284
		50,760
Commercial Services & Supplies - 2.1%
Aeon Delight Co. Ltd.	475,000	8,893
AJIS Co. Ltd. (e)	538,500	6,342
Asia File Corp. Bhd	800,000	914
Avery Dennison Corp. (e)	8,945,800	344,503
Corrections Corp. of America	298,800	11,322
Fursys, Inc. (e)	824,994	19,942
Industrial Services of America, Inc. (a)(d)	84,200	262
Knoll, Inc. (e)	4,500,000	74,610
May Gurney Integrated Services PLC	2,400,000	6,647
Mears Group PLC	2,700,000	15,630
Mitie Group PLC (e)	24,025,000	107,414
Moshi Moshi Hotline, Inc.	630,000	9,197
Multi-Color Corp.	616,500	14,771
NICE e-Banking Services (e)	2,599,700	5,161
Prestige International, Inc.	401,000	3,653
Republic Services, Inc.	338,500	10,795
RPS Group PLC	2,541,256	9,314
Sykes Enterprises, Inc. (a)	206,526	3,325
Teems, Inc. (e)	124,950	1,878
The Geo Group, Inc.	187,898	6,129
TMS International Corp. (a)	12,402	173
United Stationers, Inc. (e)	2,431,544	81,068
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
VICOM Ltd.	3,246,000	$ 13,271
Waste Management, Inc.	384,600	13,992
		769,206
Construction & Engineering - 1.9%
AECOM Technology Corp. (a)(e)	8,029,360	205,311
Arcadis NV	1,275,000	33,542
Astaldi SpA (d)	275,000	2,067
Badger Daylighting Ltd.	420,000	14,380
Daiichi Kensetsu Corp. (e)	1,900,000	18,243
Dongyang Engineering & Construction Corp.	72,375	324
EPCO Co. Ltd.	150,000	2,059
Foster Wheeler AG (a)	428,800	11,196
Geumhwa PSC Co. Ltd.	25,000	460
Heijmans NV (Certificaten Van Aandelen)	10,000	107
Imtech NV	1,525,768	40,284
Jacobs Engineering Group, Inc. (a)	5,056,143	243,251
Kier Group PLC	620,000	13,226
Koninklijke BAM Groep NV (d)	1,250,000	5,228
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	7,814
Meisei Industrial Co. Ltd.	1,275,000	4,950
Mirait Holdings Corp.	2,000,000	16,622
Sanyo Engineering & Construction, Inc.	665,000	2,123
Severfield-Rowen PLC	1,000,000	1,197
Shinnihon Corp.	1,800,000	4,862
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	3,208
ShoLodge, Inc. (a)(e)	500,627	50
Sterling Construction Co., Inc. (a)(e)	1,630,000	16,708
Tutor Perini Corp. (a)	1,690,000	28,037
United Integration Services Co. Ltd.	6,000,000	5,019
URS Corp.	416,772	17,288
Vianini Lavori SpA	675,000	3,199
		700,755
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	1,000,000	2,876
Aros Quality Group AB	875,000	6,331
AZZ, Inc. (e)	1,600,000	68,464
Chiyoda Integre Co. Ltd.	500,500	5,293
Deswell Industries, Inc.	200,000	498
Dynapack International Technology Corp.	200,000	762
EnerSys (a)	300,000	12,279
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
FW Thorpe PLC	504,300	$ 8,798
GrafTech International Ltd. (a)	18,000	173
Graphite India Ltd.	2,200,000	3,483
I-Sheng Electric Wire & Cable Co. Ltd. (e)	12,000,000	17,169
Jinpan International Ltd.	382,640	2,284
Korea Electric Terminal Co. Ltd. (e)	700,000	17,854
PK Cables OY	250,000	5,676
Servotronics, Inc.	60,000	498
Universal Security Instruments, Inc. (a)(e)	241,255	1,001
		153,439
Industrial Conglomerates - 1.1%
DCC PLC (Ireland) (e)	8,310,000	271,928
Harim Holdings Co. Ltd. (a)	1,530,963	2,406
Reunert Ltd.	1,425,000	11,884
Seaboard Corp.	47,600	128,678
		414,896
Machinery - 1.7%
Aalberts Industries NV (e)	9,500,000	213,545
Actuant Corp. Class A	800,000	23,584
ASL Marine Holdings Ltd.	17,500,000	10,251
CKD Corp. (e)	5,525,000	33,593
Foremost Income Fund (e)	2,141,103	17,603
Gencor Industries, Inc. (a)	391,000	2,889
Harsco Corp.	603,872	15,393
Hurco Companies, Inc. (a)(e)	633,500	18,802
Hwacheon Machine Tool Co. Ltd. (e)	219,900	9,701
Hyster-Yale Materials Handling:
Class A	310,000	15,556
Class B	310,000	15,556
Ihara Science Corp. (e)	985,600	5,411
Jaya Holdings Ltd. (a)(e)	74,670,000	42,836
Kyowakogyosyo Co.,Ltd.	140,000	995
Metka SA	500,000	7,604
Mirle Automation Corp.	3,708,000	2,587
Nadex Co. Ltd. (e)	700,000	3,521
Nitta Corp.	75,000	1,285
Oshkosh Truck Corp. (a)	3,418,000	133,917
S&T Holdings Co. Ltd.	700,020	6,363
Semperit AG Holding	574,137	24,946
SIMPAC, Inc.	275,000	1,529
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Takamatsu Machinery Co., Ltd.	105,000	$ 646
Takeuchi Manufacturing Co. Ltd.	200,000	3,488
Techno Smart Corp. (e)	1,082,000	3,751
Terex Corp. (a)	9,100	295
Tocalo Co. Ltd.	560,000	8,641
Trifast PLC	1,550,000	1,269
Trinity Industrial Corp.	665,000	2,240
Young Poong Precision Corp. (e)	988,011	9,762
		637,559
Marine - 0.0%
DryShips, Inc. (a)(d)	2,552,500	5,513
Tokyo Kisen Co. Ltd. (e)	1,000,000	5,085
		10,598
Professional Services - 0.6%
Akka Technologies SA	550,000	16,795
Boardroom Ltd.	3,000,000	1,333
Clarius Group Ltd.	4,245,812	1,461
CRA International, Inc. (a)(e)	910,000	16,917
en-japan, Inc.	6,100	6,264
FTI Consulting, Inc. (a)	304,600	9,900
Hyder Consulting PLC	650,000	4,892
Manpower, Inc.	231,900	11,943
SmartPros Ltd.	125,000	175
Sporton International, Inc. (e)	7,973,340	17,983
Stantec, Inc. (e)	2,400,000	98,320
Synergie SA	225,000	2,615
VSE Corp. (e)	527,700	12,670
		201,268
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	17,342
Con-way, Inc.	335,000	10,512
Hamakyorex Co. Ltd. (e)	750,000	24,154
Hutech Norin Co. Ltd. (e)	1,043,700	9,701
Quality Distribution, Inc. (a)	1,178,608	8,733
Roadrunner Transportation Systems, Inc. (a)	700,000	14,077
Sakai Moving Service Co. Ltd. (e)	778,000	17,679
Trancom Co. Ltd. (d)(e)	1,032,400	27,999
Universal Truckload Services, Inc.	300,000	5,382
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Vitran Corp., Inc. (a)	683,894	$ 4,491
		140,070
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	500,000	15,217
Goodfellow, Inc. (e)	857,000	7,733
Grafton Group PLC unit	4,000,000	23,419
Hanwa Co. Ltd.	650,000	2,495
Houston Wire & Cable Co. (e)	1,264,600	15,112
KS Energy Services Ltd. (a)	12,045,000	7,494
Otec Corp.	150,000	1,010
Parker Corp. (e)	2,400,000	5,512
Richelieu Hardware Ltd.	350,000	13,861
Senshu Electric Co. Ltd. (e)	1,080,000	12,247
Strongco Corp. (a)(e)	1,025,288	5,736
Tanaka Co. Ltd.	44,000	230
TECHNO ASSOCIE CO., LTD.	180,000	1,435
Totech Corp.	200,000	997
Wakita & Co. Ltd.	275,000	2,436
		114,934
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,500,000	8,776
Meiko Transportation Co. Ltd.	925,000	7,910
		16,686
TOTAL INDUSTRIALS		3,393,730
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.8%
Aastra Technologies Ltd. (e)	875,000	15,791
ADTRAN, Inc.	704,600	14,233
Bel Fuse, Inc. Class A	289,278	4,770
Black Box Corp. (e)	1,800,840	42,194
Brocade Communications Systems, Inc. (a)	2,208,100	12,630
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,110,000	1,299
Cisco Systems, Inc.	600,000	12,342
ClearOne, Inc. (a)(e)	671,627	4,668
Comtech Telecommunications Corp.	348,500	9,235
Finisar Corp. (a)	845,800	13,110
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nera Telecommunications Ltd.	5,000,000	$ 2,222
NETGEAR, Inc. (a)	1,300,000	45,643
Optical Cable Corp.	100,000	417
Parrot SA (a)	142,500	5,514
Polycom, Inc. (a)	925,000	10,203
Tessco Technologies, Inc.	70,000	1,565
TKH Group NV unit (e)	3,000,000	81,875
		277,711
Computers & Peripherals - 3.9%
Compal Electronics, Inc.	153,500,000	111,499
EMC Corp. (a)	1,034,900	25,469
Lexmark International, Inc. Class A (d)	2,300,000	55,338
Logitech International SA (Reg.) (d)	7,600,000	51,109
Pinnacle Technology Holdings Ltd.	8,000,000	17,440
Quantum Corp. (a)	6,619,000	9,002
Rimage Corp. (e)	966,192	6,705
Roland DG Corp.	210,000	2,795
Seagate Technology (e)	30,400,000	1,032,992
Super Micro Computer, Inc. (a)(e)	3,246,900	40,197
Synaptics, Inc. (a)	209,600	7,353
TPV Technology Ltd.	58,500,000	18,330
Western Digital Corp.	700,000	32,900
Xyratex Ltd. (e)	1,579,865	14,693
		1,425,822
Electronic Equipment & Components - 3.3%
A&D Co. Ltd. (e)	1,650,000	6,802
Arrow Electronics, Inc. (a)	287,500	11,046
Beijer Electronics AB	175,000	1,817
Corning, Inc.	1,200,000	14,400
Delta Electronics PCL (For. Reg.)	23,000,000	27,381
DigiTech Systems Co., Ltd. (a)	280,000	2,303
Dolby Laboratories, Inc. Class A (d)	400,000	12,924
Elec & Eltek International Co. Ltd.	1,800,000	4,050
Elematec Corp.	660,000	8,805
Excel Co. Ltd. (e)	909,800	7,929
Fabrinet (a)	661,000	9,677
FLIR Systems, Inc.	800,000	19,016
Hana Microelectronics Co. (For. Reg.)	17,000,000	13,340
Hi-P International Ltd.	20,002,000	11,313
Hon Hai Precision Industry Co. Ltd. (Foxconn)	127,600,000	364,695
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Huan Hsin Holdings Ltd. (a)	7,200,000	$ 332
Image Sensing Systems, Inc. (a)(e)	365,685	1,883
Insight Enterprises, Inc. (a)	1,600,127	31,362
Intelligent Digital Integrated Security Co. Ltd. (e)	691,242	9,276
Intelligent Digital Integrated Security Co. Ltd. (e)	310,558	21,265
INTOPS Co. Ltd. (e)	859,900	20,984
Isra Vision AG (e)	438,100	16,525
Jurong Technologies Industrial Corp. Ltd. (a)	29,873,347	0*
Kingboard Chemical Holdings Ltd. (e)	43,500,000	143,590
Kingboard Laminates Holdings Ltd.	9,000,000	4,526
KITAGAWA INDUSTRIES CO., LTD.	100,000	980
Lumax International Corp. Ltd.	110,000	250
Mesa Laboratories, Inc. (e)	317,500	16,507
Multi-Fineline Electronix, Inc. (a)	506,466	8,091
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,600,000	9,819
Nippo Ltd. (e)	797,600	4,326
Orbotech Ltd. (a)(e)	3,100,000	29,233
Posiflex Technologies, Inc.	1,855,677	3,896
Rofin-Sinar Technologies, Inc. (a)	500,000	12,815
ScanSource, Inc. (a)(e)	2,000,000	58,120
SED International Holdings, Inc. (a)(e)	465,000	1,121
Shibaura Electronics Co. Ltd. (e)	777,800	9,918
Sigmatron International, Inc. (a)(e)	381,880	1,967
Store Electronic Systems SA	21,950	325
SYNNEX Corp. (a)(e)	3,505,000	126,005
Taitron Components, Inc. Class A (sub. vtg.) (a)	320,000	326
Tomen Devices Corp. (e)	680,100	13,647
Tomen Electronics Corp. (e)	1,492,400	18,980
Tripod Technology Corp.	300,000	604
Venture Corp. Ltd.	11,035,000	75,698
VST Holdings Ltd. (e)	105,836,000	26,202
Wireless Telecom Group, Inc. (a)(e)	1,300,000	1,677
XAC Automation Corp. (e)	9,430,000	8,574
		1,194,322
Internet Software & Services - 0.4%
Bankrate, Inc. (a)	661,900	8,188
DeNA Co. Ltd.	400,000	12,650
Gabia, Inc.	100,000	377
Gurunavi, Inc.	400,000	4,444
j2 Global, Inc. (d)	1,500,000	47,730
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Meetic (a)(e)	1,665,000	$ 29,955
Melbourne IT Ltd. (e)	8,185,000	17,071
Monster Worldwide, Inc. (a)(d)	500,000	2,900
NetGem SA	1,000,000	3,340
Rentabiliweb Group SA	110,000	693
Softbank Technology Corp.	375,000	3,838
Stamps.com, Inc. (a)	208,798	5,635
UANGEL Corp. (e)	750,000	3,050
ValueClick, Inc. (a)	900,000	18,423
		158,294
IT Services - 3.5%
ALTEN	1,035,000	39,771
Amdocs Ltd. (e)	8,528,300	304,375
Argo Graphics, Inc. (e)	526,500	7,519
ATOSS Software AG	15,000	513
Calian Technologies Ltd. (e)	778,500	17,062
CGI Group, Inc. Class A (sub. vtg.) (a)	600,000	16,098
Computer Sciences Corp.	4,950,000	206,910
Computer Services, Inc.	190,600	5,716
CSE Global Ltd. (e)	47,361,000	33,101
Data#3 Ltd.	1,400,000	2,000
EOH Holdings Ltd. (e)	8,322,000	38,238
EPAM Systems, Inc.	200,000	4,144
Genpact Ltd.	600,000	10,050
Groupe Steria SCA	25,667	477
Heartland Payment Systems, Inc. (e)	2,000,017	63,521
HIQ International AB	900,000	5,464
Indra Sistemas (d)(e)	16,413,000	214,588
Jack Henry & Associates, Inc.	1,000,000	41,480
Know IT AB (e)	1,727,000	13,527
ManTech International Corp. Class A (d)	850,000	20,970
Mastek Ltd. (a)(e)	2,025,000	6,112
Matsushita Electric Works Information Systems Co. Ltd.	500,000	11,089
NCI, Inc. Class A (a)(e)	888,530	4,674
NeuStar, Inc. Class A (a)	357,447	16,135
Rolta India Ltd. (a)	2,699,942	3,185
SAIC, Inc.	3,350,000	40,535
Sapient Corp. (a)	1,290,600	15,629
Societe Pour L'Informatique Industrielle SA (e)	1,518,422	8,474
Softcreate Co., Ltd.	110,500	1,788
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	8,100,000	$ 115,263
Total System Services, Inc.	1,000,000	23,250
		1,291,658
Office Electronics - 0.2%
Xerox Corp.	10,000,000	80,100
Semiconductors & Semiconductor Equipment - 0.7%
Alpha & Omega Semiconductor Ltd. (a)(e)	1,850,000	15,004
Axell Corp. (e)	925,000	21,434
Diodes, Inc. (a)	2,057,785	39,139
Entegris, Inc. (a)	843,771	8,320
Lasertec Corp.	362,000	6,136
Leeno Industrial, Inc.	125,000	3,791
Melexis NV (e)	3,350,000	63,544
Miraial Co. Ltd.	216,900	4,241
Nextchip Co. Ltd. (e)	1,070,110	6,442
Omnivision Technologies, Inc. (a)	800,000	12,296
Powertech Technology, Inc.	9,460,000	14,224
Skyworks Solutions, Inc. (a)	481,200	11,520
Telechips, Inc. (e)	1,058,800	4,116
Tessera Technologies, Inc.	705,110	12,375
Trio-Tech International (a)(e)	322,543	642
UKC Holdings Corp. (e)	1,570,000	32,707
Varitronix International Ltd. (e)	16,500,000	8,510
Y. A. C. Co., Ltd.	300,000	1,627
		266,068
Software - 5.5%
AdaptIT Holdings Ltd.	4,100,000	715
ANSYS, Inc. (a)(e)	5,000,000	368,000
Axway Software SA	15,000	346
Cybernet Systems Co. Ltd. (e)	20,500	5,844
Ebix, Inc. (d)(e)	2,200,000	35,948
Exact Holdings NV	725,000	15,869
Geodesic Ltd. (a)(e)	4,873,000	1,422
ICT Automatisering NV (e)	874,000	3,756
IGE + XAO SA	40,000	2,363
Infomedia Ltd. (e)	16,200,000	6,251
init innovation in traffic systems AG (d)	10,000	316
Jorudan Co. Ltd. (e)	525,000	2,899
KSK Co., Ltd. (e)	625,000	3,725
Mentor Graphics Corp. (a)	110,789	1,898
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
MICROS Systems, Inc. (a)	25,000	$ 1,151
Microsoft Corp.	33,233,500	912,924
Net 1 UEPS Technologies, Inc. (a)	725,000	4,154
NIIT Technologies Ltd.	1,600,000	7,927
NSD Co. Ltd.	250,000	2,316
Nucleus Software Exports Ltd. (a)	1,350,000	1,836
Oracle Corp.	13,350,000	474,059
Parametric Technology Corp. (a)	691,800	16,036
Pro-Ship, Inc.	152,200	2,780
Shanda Games Ltd. sponsored ADR	200,000	620
Software AG (Bearer)	2,900,000	111,691
SWORD Group (e)	571,130	10,539
Synopsys, Inc. (a)	350,000	11,704
Vasco Data Security International, Inc. (a)(e)	3,000,000	24,300
Vitec Software Group AB (d)	35,000	429
Zensar Technologies Ltd.	350,000	1,666
		2,033,484
TOTAL INFORMATION TECHNOLOGY		6,727,459
MATERIALS - 3.7%
Chemicals - 2.5%
Aditya Birla Chemicals India Ltd. (a)(e)	2,338,600	4,322
C. Uyemura & Co. Ltd. (e)	653,800	21,370
Chase Corp. (e)	904,986	17,032
Core Molding Technologies, Inc. (a)	314,306	2,216
Deepak Fertilisers and Petrochemicals Corp. Ltd. (a)(e)	7,569,000	15,969
Deepak Nitrite Ltd. (a)(e)	625,000	3,049
EcoGreen Fine Chemical Group Ltd. (e)	45,112,000	8,842
FMC Corp.	3,600,000	221,292
Fujikura Kasei Co., Ltd. (e)	3,271,600	13,774
Gujarat Narmada Valley Fertilizers Co. (a)	5,750,000	8,974
Gujarat State Fertilizers & Chemicals Ltd. (a)	18,822,250	23,459
Honshu Chemical Industry Co., Ltd. (e)	800,000	4,217
Innospec, Inc.	1,145,629	46,112
KPC Holdings Corp.	43,478	1,584
KPX Chemical Co. Ltd.	163,083	6,805
Kraton Performance Polymers, Inc. (a)	1,000,000	26,250
LyondellBasell Industries NV Class A	325,000	20,612
Mexichem SAB de CV	3,467,037	19,611
Miwon Chemicals Co. Ltd. (a)	55,095	1,256
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Miwon Commercial Co. Ltd.	13,552	$ 1,906
Muto Seiko Co. Ltd.	139,000	1,018
Nano Chem Tech, Inc. (a)	25,000	82
Nuplex Industries Ltd.	2,982,621	8,260
OM Group, Inc. (a)(e)	3,235,000	89,351
PolyOne Corp.	800,000	17,472
RPM International, Inc.	400,000	12,484
SK Kaken Co. Ltd.	390,000	18,851
Soda Aromatic Co. Ltd.	85,000	615
Soken Chemical & Engineer Co. Ltd. (e)	805,000	8,002
T&K Toka Co. Ltd. (e)	800,000	13,490
Thai Carbon Black PCL (For. Reg.)	11,600,000	11,962
Thai Rayon PCL (For. Reg.)	3,200,000	5,526
Yara International ASA	4,750,000	253,460
Yip's Chemical Holdings Ltd. (e)	31,002,000	25,424
		934,649
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	5,263
Mitani Sekisan Co. Ltd. (e)	1,535,000	13,446
Titan Cement Co. SA (Reg.) (a)	450,000	8,053
		26,762
Containers & Packaging - 0.5%
Ball Corp.	314,130	13,985
Chuoh Pack Industry Co. Ltd. (e)	510,000	5,917
Kohsoku Corp. (e)	2,097,300	18,348
Silgan Holdings, Inc.	2,600,000	111,540
Starlite Holdings Ltd.	3,000,000	135
The Pack Corp. (e)	1,990,000	32,621
Vidrala SA	110,000	3,555
		186,101
Metals & Mining - 0.5%
Alconix Corp. (e)	635,000	11,062
Blue Earth Refineries, Inc.	274,309	0*
Chubu Steel Plate Co. Ltd.	500,000	1,941
Compania de Minas Buenaventura SA sponsored ADR	2,200,000	65,098
Fortescue Metals Group Ltd. (d)	1,490,203	7,273
Hill & Smith Holdings PLC	1,700,600	12,609
Horsehead Holding Corp. (a)	120,200	1,197
Korea Steel Shapes Co. Ltd.	34,000	1,175
Orosur Mining, Inc. (a)	3,100,000	1,554
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Orvana Minerals Corp. (a)(d)	900,000	$ 866
Pacific Metals Co. Ltd.	4,025,000	20,951
Sherritt International Corp.	2,900,000	17,096
SunCoke Energy, Inc. (a)	1,850,000	30,673
Tohoku Steel Co. Ltd. (e)	755,000	7,026
Tokyo Kohtetsu Co. Ltd.	125,000	599
Tokyo Tekko Co. Ltd. (e)	4,600,000	19,568
Webco Industries, Inc. (a)	9,122	1,123
Yamato Kogyo Co. Ltd.	285,000	8,156
		207,967
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	350,000	14,259
Stella-Jones, Inc. (a)	150,000	11,356
		25,615
TOTAL MATERIALS		1,381,094
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	715,672	30,974
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	830,000	5,810
SK Telecom Co. Ltd. sponsored ADR	1,900,000	32,205
		38,015
TOTAL TELECOMMUNICATION SERVICES		68,989
UTILITIES - 0.2%
Electric Utilities - 0.0%
Great Plains Energy, Inc.	524,100	11,216
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	3,972
Keiyo Gas Co. Ltd.	606,000	2,684
KyungDong City Gas Co. Ltd.	153,670	10,409
Otaki Gas Co. Ltd.	831,000	4,780
		21,845
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd (e)	22,662,000	11,670
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
CMS Energy Corp.	775,800	$ 19,938
TOTAL UTILITIES		64,669
TOTAL COMMON STOCKS (Cost $21,698,637)		33,858,719
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	3,195	5,026
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,098
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Pacific Pharmaceutical Co. Ltd.	15,000	234
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,250,000	8,995
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,327
TOTAL PREFERRED STOCKS (Cost $12,977)		15,353
Convertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
USEC, Inc. 3% 10/1/14 (Cost $35,850)	$ 37,150	15,038
Money Market Funds - 9.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	2,902,217,213	$ 2,902,217
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	636,776,886	636,777
TOTAL MONEY MARKET FUNDS (Cost $3,538,994)		3,538,994
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $25,286,458)		37,428,104
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(570,743)
NET ASSETS - 100%		$ 36,857,361
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 2,207
Fidelity Securities Lending Cash Central Fund	8,614
Total	$ 10,821
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 6,098	$ -	$ -	$ -	$ 6,802
Aalberts Industries NV	151,267	157	1,235	-	213,545
Aastra Technologies Ltd.	14,833	-	-	149	15,791
Abbey PLC	24,096	-	10,452	139	20,873
Abercrombie & Fitch Co. Class A	219,700	-	5,005	2,275	320,000
Accell Group NV	39,946	-	-	-	45,961
Aditya Birla Chemicals India Ltd.	3,039	-	-	-	4,322
Advocat, Inc.	2,188	-	-	39	1,816
AECOM Technology Corp.	137,524	2,310	12,838	-	205,311
Aeropostale, Inc.	161,252	-	-	-	110,636
Air T, Inc.	2,079	-	-	-	2,126
AJIS Co. Ltd.	7,719	-	-	-	6,342
Alconix Corp.	12,057	-	-	228	11,062
Almost Family, Inc.	20,619	-	-	1,874	18,755
Alpha & Omega Semiconductor Ltd.	10,370	4,407	-	-	15,004
Alps Logistics Co. Ltd.	17,279	-	-	361	17,342
Ambassadors Group, Inc.	9,666	-	-	1,098	8,728
Amdocs Ltd.	255,553	-	2,025	2,217	304,375
Amedisys, Inc.	35,558	-	-	-	32,437
American Realty Capital Properties, Inc.	-	10,476	-	35	10,736
AMERIGROUP Corp.	435,918	-	445,162	-	-
ANSYS, Inc.	305,796	-	6,826	-	368,000
AOC Holdings, Inc.	19,777	-	-	-	25,736
APRIL	33,248	1,592	-	-	51,471
Argo Graphics, Inc.	7,024	-	-	-	7,519
ARK Restaurants Corp.	3,353	-	-	112	3,947
Arrhythmia Research Technology, Inc.	786	-	-	-	713
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arts Optical International Holdings Ltd.	$ 9,418	$ -	$ -	$ 175	$ 9,549
Assurant, Inc.	193,724	-	-	2,247	204,584
ASTI Corp.	3,713	-	463	87	2,953
Atlantic Tele-Network, Inc.	41,018	-	18,227	391	-
Avery Dennison Corp.	309,249	-	34,674	4,924	344,503
Axell Corp.	19,811	-	-	332	21,434
Axis Capital Holdings Ltd.	262,880	-	-	3,920	306,160
AZZ, Inc.	68,176	-	22,449	479	68,464
Barratt Developments PLC	174,107	-	-	-	289,896
Belc Co. Ltd.	29,659	-	-	445	31,776
Belluna Co. Ltd.	40,722	-	-	457	38,203
Bellway PLC	94,680	-	345	1,691	132,035
Best Buy Co., Inc.	364,613	31,679	1,452	6,843	359,996
Big 5 Sporting Goods Corp.	16,580	-	-	330	30,500
Black Box Corp.	47,974	-	-	288	42,194
Blyth, Inc.	-	20,899	-	-	13,310
BMTC Group, Inc. Class A (sub. vtg.)	100,650	-	124	1,157	78,885
C. Uyemura & Co. Ltd.	24,403	-	-	-	21,370
Cal Dive International, Inc.	10,732	-	-	-	12,587
Calian Technologies Ltd.	16,224	-	-	374	17,062
Career Education Corp.	31,651	-	-	-	23,251
Cash Converters International Ltd.	18,841	-	950	453	28,531
Cathay General Bancorp	66,784	-	-	83	80,066
CEC Entertainment, Inc.	68,920	-	-	920	65,920
Chase Corp.	13,991	-	-	362	17,032
Chime Communications PLC	13,338	-	-	160	17,722
Chuoh Pack Industry Co. Ltd.	6,073	446	-	116	5,917
Citi Trends, Inc.	15,030	4,070	346	-	17,146
CKD Corp.	34,555	-	-	330	33,593
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ClearOne, Inc. (formerly ClearOne Communications, Inc.)	$ 1,781	$ 1,459	$ -	$ -	$ 4,668
Clip Corp.	3,741	-	-	-	3,482
Cosmos Pharmaceutical Corp.	154,513	-	-	429	203,412
Coventry Health Care, Inc.	476,619	-	40,588	3,333	610,982
CRA International, Inc.	9,681	4,628	-	-	16,917
Create SD Holdings Co. Ltd.	61,339	-	-	503	71,648
CSE Global Ltd.	32,495	45	-	580	33,101
Cybernet Systems Co. Ltd.	5,648	-	-	127	5,844
Daewon Pharmaceutical Co. Ltd.	6,963	-	-	55	14,700
Daiichi Kensetsu Corp.	17,709	65	-	-	18,243
DCC PLC (Ireland)	206,435	-	-	3,112	271,928
Dean Foods Co.	117,515	277	49,139	-	-
Deepak Fertilisers and Petrochemicals Corp. Ltd.	17,513	-	-	-	15,969
Deepak Nitrite Ltd.	1,879	-	97	-	3,049
Delta Apparel, Inc.	6,011	-	3,054	-	-
Diodes, Inc.	60,608	-	21,548	-	-
Divestco, Inc.	787	-	-	-	557
DongKook Pharmaceutical Co. Ltd.	5,890	-	-	133	10,401
DVx, Inc.	3,996	-	-	-	6,223
Ebix, Inc.	46,417	1,669	953	212	35,948
EcoGreen Fine Chemical Group Ltd.	7,446	-	-	58	8,842
Educational Development Corp.	1,586	-	-	93	1,528
Endurance Specialty Holdings Ltd.	90,142	-	-	1,612	111,592
EOH Holdings Ltd.	35,961	-	-	572	38,238
Excel Co. Ltd.	8,426	-	-	163	7,929
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Farstad Shipping ASA	$ 80,165	$ -	$ -	$ -	$ 80,836
Federal Screw Works	938	-	246	-	315
First Juken Co. Ltd.	14,934	-	-	335	20,422
Folli Follie Group	26,144	1,384	-	-	80,016
Food Empire Holdings Ltd.	18,279	-	-	-	27,996
Foremost Income Fund	18,148	-	-	1,291	17,603
Fresh Del Monte Produce, Inc.	154,350	-	-	1,260	166,005
Fujikura Kasei Co., Ltd.	15,407	-	-	274	13,774
Fursys, Inc.	20,686	-	-	449	19,942
Fyffes PLC (Ireland)	16,021	-	-	242	23,626
GameStop Corp. Class A	136,489	30	6,640	4,183	191,400
Genky Stores, Inc.	6,073	-	-	66	5,491
Genworth MI Canada, Inc.	95,664	-	-	2,943	136,577
Geodesic Ltd.	3,245	-	-	177	1,422
Gildan Activewear, Inc.	313,016	-	72,554	1,369	324,258
Glentel, Inc.	21,097	-	-	463	34,214
Goodfellow, Inc.	6,674	-	-	182	7,733
Guess?, Inc.	150,952	91,501	313	13,061	230,755
Gulliver International Co. Ltd.	30,802	-	-	491	42,918
Halows Co. Ltd.	13,384	-	-	-	11,449
Hamakyorex Co. Ltd.	25,287	-	-	179	24,154
Hampshire Group Ltd.	3,211	-	-	-	2,990
Handsome Co. Ltd.	48,155	-	-	891	56,761
Hankook Shell Oil Co. Ltd.	13,111	-	-	793	15,687
Hanwha Timeworld Co. Ltd.	5,046	523	-	184	7,388
Harte-Hanks, Inc.	21,168	-	-	857	27,518
Healthways, Inc.	19,594	-	-	-	18,388
Heartland Payment Systems, Inc.	63,401	-	-	240	63,521
Helen of Troy Ltd.	95,188	1,455	-	-	114,863
Henry Boot PLC	18,038	-	325	283	23,447
Hiday Hidaka Corp.	20,701	-	-	240	28,713
Honshu Chemical Industry Co., Ltd.	4,113	-	-	57	4,217
Horsehead Holding Corp.	20,769	-	21,014	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hoshiiryou Sanki Co. Ltd.	$ 8,339	$ 49	$ -	$ 71	$ 7,519
Houston Wire & Cable Co.	12,595	1,840	-	199	15,112
HTL International Holdings Ltd.	8,060	-	133	-	7,967
Hurco Companies, Inc.	12,923	-	-	-	18,802
Hutech Norin Co. Ltd.	10,655	-	-	187	9,701
Huvitz Co. Ltd.	9,051	-	-	113	15,513
Hwacheon Machine Tool Co. Ltd.	8,334	-	-	214	9,701
I A Group Corp.	6,501	44	-	126	5,904
I-Sheng Electric Wire & Cable Co. Ltd.	15,711	-	-	-	17,169
ICT Automatisering NV	2,956	-	-	-	3,756
Ihara Science Corp.	7,292	83	-	-	5,411
Ildong Pharmaceutical Co. Ltd.	14,977	-	-	351	27,169
Image Sensing Systems, Inc.	1,858	-	-	-	1,883
Indra Sistemas	145,663	-	-	-	214,588
Infomedia Ltd.	3,575	-	-	230	6,251
Insteel Industries, Inc.	12,025	-	1,213	365	16,805
Intage, Inc.	22,065	-	-	-	24,713
Intelligent Digital Integrated Security Co. Ltd.	5,716	-	-	108	9,276
Intelligent Digital Integrated Security Co. Ltd.	12,635	-	-	109	21,265
INTOPS Co. Ltd.	13,043	-	-	187	20,984
INZI Controls Co. Ltd.	9,386	-	-	118	8,890
Isewan Terminal Service Co. Ltd.	9,641	-	296	179	8,776
Isra Vision AG	9,959	-	-	-	16,525
j2 Global, Inc.	107,748	-	64,748	1,328	-
Jack in the Box, Inc.	161,940	-	25,979	-	145,150
JAKKS Pacific, Inc.	34,452	-	380	427	27,687
Jaya Holdings Ltd.	33,603	-	-	-	42,836
Jeil Pharmaceutical Co.	27,446	-	-	104	18,696
JLM Couture, Inc.	246	-	-	-	313
Jorudan Co. Ltd.	3,368	-	-	50	2,899
Jos. A. Bank Clothiers, Inc.	115,687	-	-	-	110,978
Jumbo SA	41,528	-	-	2,956	96,798
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kingboard Chemical Holdings Ltd.	$ 89,976	$ -	$ -	$ 561	$ 143,590
Knoll, Inc.	61,263	350	-	1,077	74,610
Know IT AB	13,396	-	-	-	13,527
Kohsoku Corp.	18,360	-	-	251	18,348
Kondotec, Inc.	9,391	-	274	126	9,418
Korea Electric Terminal Co. Ltd.	13,435	-	-	109	17,854
KSK Co., Ltd.	3,655	-	-	-	3,725
KunWha Pharmaceutical Co., Ltd.	3,228	-	11,273	-	-
Kyeryong Construction Industrial Co. Ltd.	7,519	-	-	69	7,814
Kyoto Kimono Yuzen Co. Ltd.	20,106	-	-	247	19,738
LHC Group, Inc.	33,902	-	-	-	40,477
Lincare Holdings, Inc.	513,360	-	514,600	-	-
Maruzen Co., Ltd.	13,301	-	-	182	14,703
Mastek Ltd.	4,253	-	-	-	6,112
Medical Action Industries, Inc.	5,687	-	-	-	7,534
Meetic	24,850	-	-	-	29,955
Mega First Corp. Bhd	12,330	-	-	222	11,670
Melbourne IT Ltd.	15,311	-	-	599	17,071
Melexis NV	50,122	-	-	2,410	63,544
Mesa Laboratories, Inc.	14,700	-	-	86	16,507
Metro, Inc. Class A (sub. vtg.)	606,295	-	-	4,009	678,291
Michang Oil Industrial Co. Ltd.	7,183	-	-	271	8,663
Mitani Sekisan Co. Ltd.	13,716	-	-	101	13,446
Mitie Group PLC	102,230	-	-	1,780	107,414
Monarch Casino & Resort, Inc.	10,085	-	1,020	-	12,930
Motonic Corp.	20,692	-	-	642	34,273
Mr. Bricolage SA	8,571	203	-	-	11,294
Muhak Co. Ltd.	24,467	1,736	-	99	32,715
Murakami Corp.	8,337	-	-	84	9,454
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Muramoto Electronic Thailand PCL (For. Reg.)	$ 9,473	$ -	$ 166	$ -	$ 9,819
Nadex Co. Ltd.	2,883	-	-	49	3,521
Nafco Co. Ltd.	36,224	292	-	443	31,424
National Interstate Corp.	26,190	-	-	2,200	30,500
NCI, Inc. Class A	5,269	-	-	-	4,674
New Frontier Media, Inc.	3,002	-	3,889	-	-
Next PLC	840,310	-	-	8,220	1,071,592
Nextchip Co. Ltd.	6,407	-	-	67	6,442
NICE e-Banking Services	4,242	-	-	162	5,161
Nippo Ltd.	4,716	-	-	-	4,326
Nishimatsuya Chain Co. Ltd.	59,117	-	-	737	56,317
North Valley Bancorp	6,858	-	-	-	8,741
Nutraceutical International Corp.	17,050	-	-	1,144	20,103
OM Group, Inc.	43,725	11,824	-	-	89,351
Orbotech Ltd.	24,800	-	-	-	29,233
Oriental Financial Group, Inc.	25,997	-	-	270	35,990
P&F Industries, Inc. Class A	1,812	-	-	-	3,069
Pacer International, Inc.	8,400	-	-	-	8,140
Pacific Premier Bancorp, Inc.	8,465	-	-	-	10,954
Pal Co. Ltd.	44,479	-	-	-	35,564
Papa John's International, Inc.	102,020	-	11,036	-	100,399
Parker Corp.	5,740	-	-	72	5,512
Pelion SA	4,960	682	-	-	8,159
PetMed Express, Inc.	23,572	-	-	3,153	31,623
Piolax, Inc.	21,394	-	-	211	24,255
Prim SA	7,593	-	-	93	11,560
Relo Holdings Corp.	46,469	2,336	-	-	51,804
RenaissanceRe Holdings Ltd.	229,369	-	-	1,674	265,484
Rimage Corp.	6,715	-	-	164	6,705
Rocky Brands, Inc.	7,372	-	-	-	9,020
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rocky Mountain Chocolate Factory, Inc.	$ 6,077	$ -	$ -	$ 109	$ 6,057
Ruby Tuesday, Inc.	40,845	-	1,266	-	46,686
Ruth's Hospitality Group, Inc.	15,960	-	779	-	17,460
Safeway, Inc.	196,708	-	-	4,428	243,513
Sakai Moving Service Co. Ltd.	15,915	-	-	279	17,679
Samsung Climate Control Co. Ltd.	3,202	-	-	23	2,994
ScanSource, Inc.	57,740	-	-	-	58,120
Seagate Technology	944,129	-	32,169	31,344	1,032,992
SED International Holdings, Inc.	1,021	-	21	-	1,121
Select Harvests Ltd.	7,099	159	-	159	9,591
Senshu Electric Co. Ltd.	13,236	-	-	202	12,247
Sewon Precision Industries Co. Ltd.	4,842	-	-	-	7,422
Shibaura Electronics Co. Ltd.	12,591	-	-	-	9,918
Shinsegae Engineering & Construction Co. Ltd.	3,630	-	-	122	3,208
ShoLodge, Inc.	50	-	-	-	50
Sigmatron International, Inc.	1,333	-	-	-	1,967
Sinwa Ltd.	2,202	12	-	-	2,189
SJM Co. Ltd.	8,806	-	-	198	9,303
SJM Holdings Co. Ltd.	4,262	-	-	156	5,103
Societe Pour L'Informatique Industrielle SA	6,856	704	-	117	8,474
Soken Chemical & Engineer Co. Ltd.	7,266	-	-	-	8,002
Sonic Corp.	61,613	-	-	-	69,454
Span-America Medical System, Inc.	4,588	-	-	337	5,187
Sporton International, Inc.	18,198	-	-	1,002	17,983
Sportscene Group, Inc. Class A	3,195	-	-	-	3,128
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Stanley Furniture Co., Inc.	$ 5,275	$ -	$ -	$ -	$ 5,997
Stantec, Inc.	68,947	-	-	620	98,320
Steiner Leisure Ltd.	68,805	-	-	-	74,333
Step Co. Ltd.	9,589	93	-	186	10,591
Sterling Construction Co., Inc.	16,186	-	-	-	16,708
Strattec Security Corp.	7,428	-	-	132	8,877
Strongco Corp.	5,419	-	-	-	5,736
Sun Hing Vision Group Holdings Ltd.	8,057	-	-	571	8,458
Sunjin Co. Ltd.	5,649	-	-	32	10,769
Sunjin Holdings Co. Ltd.	2,481	-	-	-	-
Super Micro Computer, Inc.	34,918	5,348	-	-	40,197
Swift Energy Co.	13,083	27,873	-	-	37,675
SWORD Group	8,397	-	-	419	10,539
SYNNEX Corp.	118,574	-	-	-	126,005
T&K Toka Co. Ltd.	10,425	-	-	124	13,490
Techno Smart Corp. (formerly Inoue Kinzoku Kogyo Co. Ltd.)	4,846	-	-	52	3,751
Teems, Inc.	1,221	-	-	19	1,878
Telechips, Inc.	4,200	-	-	66	4,116
Tempur-Pedic International, Inc.	121,111	-	-	-	165,619
The Pack Corp.	33,722	-	-	546	32,621
The Stanley Gibbons Group PLC	4,204	171	-	54	-
Theragenics Corp.	4,838	-	-	-	4,076
TKH Group NV unit	60,628	-	-	-	81,875
Tohoku Steel Co. Ltd.	8,672	-	-	54	7,026
Token Corp.	45,816	-	-	-	58,560
Tokyo Kisen Co. Ltd.	5,411	-	-	-	5,085
Tokyo Tekko Co. Ltd.	14,707	-	-	110	19,568
Tomen Devices Corp.	16,632	-	-	-	13,647
Tomen Electronics Corp.	19,648	-	-	357	18,980
Total Energy Services, Inc.	35,399	-	-	215	38,099
Tow Co. Ltd.	7,884	-	-	188	7,075
Trancom Co. Ltd.	21,122	-	-	-	27,999
Trio-Tech International	458	-	-	-	642
Triple-S Management Corp.	35,670	-	-	-	35,376
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tuesday Morning Corp.	$ 21,812	$ -	$ -	$ -	$ 36,210
Tungtex Holdings Co. Ltd.	2,156	-	-	85	2,298
UANGEL Corp.	5,211	-	2,696	88	3,050
UKC Holdings Corp.	19,138	-	-	-	32,707
Uni-Select, Inc.	55,168	380	-	453	48,239
Unit Corp.	161,790	-	-	-	195,849
United Stationers, Inc.	61,299	-	-	657	81,068
Universal Security Instruments, Inc.	1,158	-	-	-	1,001
Unum Group	302,240	4,540	-	4,186	377,622
USS Co. Ltd.	215,233	-	-	3,861	224,397
Utah Medical Products, Inc.	14,845	-	-	213	17,624
Varitronix International Ltd.	5,490	-	-	170	8,510
Vasco Data Security International, Inc.	11,655	12,683	-	-	24,300
Venture Corp. Ltd.	109,238	-	46,393	-	-
VSE Corp.	12,116	-	-	42	12,670
VST Holdings Ltd.	16,514	-	-	-	26,202
W&T Offshore, Inc.	84,130	875	-	4,323	80,960
Watts Co. Ltd.	8,097	-	-	236	9,708
Whanin Pharmaceutical Co. Ltd.	10,495	-	-	362	19,489
Win International Co., Ltd.	9,504	-	-	-	10,790
Winland Electronics, Inc.	134	-	167	-	-
Wireless Telecom Group, Inc.	1,625	-	-	-	1,677
Workman Co. Ltd.	36,077	1,098	-	-	41,522
XAC Automation Corp.	8,756	-	-	-	8,574
Xyratex Ltd.	23,660	-	4,993	1,922	14,693
YBM Sisa.com, Inc.	5,117	-	-	296	4,540
Yip's Chemical Holdings Ltd.	20,149	-	-	400	25,424
Young Innovations, Inc.	20,238	-	1,126	44	20,935
Young Poong Precision Corp.	9,219	-	-	61	9,762
Youngone Holdings Co. Ltd.	49,298	-	-	361	57,379
Yusen Logistics Co. Ltd.	48,109	-	-	454	41,271
Yutaka Giken Co. Ltd.	28,795	-	-	319	28,880
Total	$ 14,818,186	$ 252,447	$ 1,503,661	$ 176,343	$ 15,867,632
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,939,916	$ 9,939,916	$ -	$ -
Consumer Staples	2,976,593	2,976,593	-	-
Energy	2,190,948	1,691,397	499,551	-
Financials	3,491,628	3,102,453	388,382	793
Health Care	3,630,051	3,628,898	1,153	-
Industrials	3,393,730	3,360,521	-	33,209
Information Technology	6,727,459	6,727,459	-	-
Materials	1,390,089	1,390,089	-	-
Telecommunication Services	68,989	68,989	-	-
Utilities	64,669	64,669	-	-
Corporate Bonds	15,038	-	15,038	-
Money Market Funds	3,538,994	3,538,994	-	-
Total Investments in Securities:	$ 37,428,104	$ 36,489,978	$ 904,124	$ 34,002

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 2,534,054
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	58.8%
Japan	7.0%
Canada	6.1%
United Kingdom	4.9%
Ireland	4.2%
Bermuda	2.9%
Netherlands	2.5%
Korea (South)	1.9%
Taiwan	1.7%
Italy	1.6%
Cayman Islands	1.1%
Norway	1.0%
Others (Individually Less Than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013

Assets
Investment in securities, at value (including securities loaned of $611,242) - See accompanying schedule: Unaffiliated issuers (cost $11,365,906)	$ 18,021,478
Fidelity Central Funds (cost $3,538,994)	3,538,994
Other affiliated issuers (cost $10,381,558)	15,867,632
Total Investments (cost $25,286,458)		$ 37,428,104
Cash		324
Receivable for investments sold		122,451
Receivable for fund shares sold		35,535
Dividends receivable		25,785
Interest receivable		372
Distributions receivable from Fidelity Central Funds		1,703
Prepaid expenses		78
Other receivables		3,694
Total assets		37,618,046

Liabilities
Payable for investments purchased	$ 64,646
Payable for fund shares redeemed	36,346
Accrued management fee	17,027
Other affiliated payables	3,892
Other payables and accrued expenses	1,997
Collateral on securities loaned, at value	636,777
Total liabilities		760,685

Net Assets		$ 36,857,361
Net Assets consist of:
Paid in capital		$ 24,099,560
Undistributed net investment income		322
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		616,303
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,141,176
Net Assets		$ 36,857,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2013

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($24,545,415 ÷ 591,645 shares)	$ 41.49

Class K: Net Asset Value, offering price and redemption price per share ($12,311,946 ÷ 296,991 shares)	$ 41.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2013

Investment Income
Dividends (including $176,343 earned from other affiliated issuers)		$ 356,272
Interest		904
Income from Fidelity Central Funds		10,821
Total income		367,997

Expenses
Management fee Basic fee	$ 105,102
Performance adjustment	(2,438)
Transfer agent fees	22,268
Accounting and security lending fees	1,117
Custodian fees and expenses	1,036
Independent trustees' compensation	114
Registration fees	126
Audit	131
Legal	94
Miscellaneous	142
Total expenses before reductions	127,692
Expense reductions	(727)	126,965
Net investment income (loss)		241,032
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	413,326
Other affiliated issuers	810,782
Investments not meeting investment restrictions	59
Foreign currency transactions	(515)
Total net realized gain (loss)		1,223,652
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $6)	3,522,495
Assets and liabilities in foreign currencies	(266)
Total change in net unrealized appreciation (depreciation)		3,522,229
Net gain (loss)		4,745,881
Net increase (decrease) in net assets resulting from operations		$ 4,986,913

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 241,032	$ 341,319
Net realized gain (loss)	1,223,652	1,483,825
Change in net unrealized appreciation (depreciation)	3,522,229	(1,354,944)
Net increase (decrease) in net assets resulting from operations	4,986,913	470,200
Distributions to shareholders from net investment income	(432,424)	(253,207)
Distributions to shareholders from net realized gain	(1,951,147)	(1,872,594)
Total distributions	(2,383,571)	(2,125,801)
Share transactions - net increase (decrease)	1,269,640	(158,107)
Redemption fees	983	3,844
Total increase (decrease) in net assets	3,873,965	(1,809,864)

Net Assets
Beginning of period	32,983,396	34,793,260
End of period (including undistributed net investment income of $322 and undistributed net investment income of $191,714, respectively)	$ 36,857,361	$ 32,983,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Low-Priced Stock

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 38.52	$ 40.67	$ 33.07	$ 28.20	$ 37.19	$ 45.38
Income from Investment Operations
Net investment income (loss) D	.27	.37	.23	.07	.17	.28
Net realized and unrealized gain (loss)	5.47	(.03) G	7.53	5.00	(4.88)	(4.72)
Total from investment operations	5.74	.34	7.76	5.07	(4.71)	(4.44)
Distributions from net investment income	(.49)	(.28)	(.15)	(.12)	(.17)	(.57)
Distributions from net realized gain	(2.28)	(2.21)	(.01)	(.08)	(4.11)	(3.18)
Total distributions	(2.77)	(2.49)	(.16)	(.20)	(4.28)	(3.75)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 41.49	$ 38.52	$ 40.67	$ 33.07	$ 28.20	$ 37.19
Total Return B,C	15.45%	1.68%	23.53%	18.06%	(13.90)%	(10.50)%
Ratios to Average Net Assets E,H
Expenses before reductions	.77% A	.88%	.83%	.99%	.99%	.99%
Expenses net of fee waivers, if any	.77% A	.88%	.83%	.99%	.99%	.99%
Expenses net of all reductions	.77% A	.88%	.83%	.99%	.98%	.98%
Net investment income (loss)	1.35% A	1.00%	.61%	.21%	.67%	.68%
Supplemental Data
Net assets, end of period (in millions)	$ 24,545	$ 22,999	$ 26,762	$ 24,538	$ 21,792	$ 29,044
Portfolio turnover rate F	8% A	19%	15%	20%	31%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 38.52	$ 40.67	$ 33.11	$ 28.22	$ 37.20	$ 40.45
Income from Investment Operations
Net investment income (loss) D	.29	.42	.28	.11	.20	.08
Net realized and unrealized gain (loss)	5.47	(.03) G	7.51	5.01	(4.86)	(3.33)
Total from investment operations	5.76	.39	7.79	5.12	(4.66)	(3.25)
Distributions from net investment income	(.54)	(.33)	(.23)	(.15)	(.21)	-
Distributions from net realized gain	(2.28)	(2.21)	(.01)	(.08)	(4.11)	-
Total distributions	(2.82)	(2.54)	(.23) K	(.23)	(4.32)	-
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 41.46	$ 38.52	$ 40.67	$ 33.11	$ 28.22	$ 37.20
Total Return B,C	15.52%	1.83%	23.66%	18.23%	(13.74)%	(8.03)%
Ratios to Average Net Assets E,I
Expenses before reductions	.66% A	.76%	.71%	.85%	.81%	.88% A
Expenses net of fee waivers, if any	.66% A	.76%	.71%	.85%	.81%	.88% A
Expenses net of all reductions	.65% A	.76%	.70%	.85%	.81%	.88% A
Net investment income (loss)	1.47% A	1.12%	.74%	.35%	.84%	.90% A
Supplemental Data
Net assets, end of period (in thousands)	$ 12,311,946	$ 9,984,747	$ 8,031,286	$ 4,356,602	$ 2,278,591	$ 92
Portfolio turnover rate F	8% A	19%	15%	20%	31%	36%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HFor the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013 including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,242,491
Gross unrealized depreciation	(2,108,544)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,133,947

Tax cost	$ 25,294,157

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,232,342 and $3,166,990, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Low-Priced Stock	$ 19,548.17
Class K	2,720.05
	$ 22,268

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $61 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $42 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $18,489. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,614, including $138 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $727 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Low-Priced Stock	$ 284,865	$ 181,791
Class K	147,559	71,416
Total	$ 432,424	$ 253,207
From net realized gain
Low-Priced Stock	$ 1,338,103	$ 1,427,190
Class K	613,044	445,404
Total	$ 1,951,147	$ 1,872,594

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Low-Priced Stock
Shares sold	37,011	90,208	$ 1,485,660	$ 3,389,719
Reinvestment of distributions	39,316	45,341	1,538,529	1,537,943
Shares redeemed	(81,759)	(196,560)	(3,227,756)	(7,327,114)
Net increase (decrease)	(5,432)	(61,011)	$ (203,567)	$ (2,399,452)
Class K
Shares sold	49,604	104,192	$ 1,948,087	$ 3,892,850
Reinvestment of distributions	19,455	15,233	760,603	516,820
Shares redeemed	(31,299)	(57,652)	(1,235,483)	(2,168,325)
Net increase (decrease)	37,760	61,773	$ 1,473,207	$ 2,241,345

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 20, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Management
(Hong Kong) Limited

Fidelity Research & Management
(Japan.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LPS-K-USAN-0313
1.863397.104

Fidelity®

Series Intrinsic Opportunities

Fund

Fidelity Series Intrinsic Opportunities
Fund

Class F

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Intrinsic Opportunities Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 6, 2012 to January 31, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value January 31, 2013	Expenses Paid During Period
Series Intrinsic Opportunities	1.01%
Actual		$ 1,000.00	$ 1,091.30	$ 1.65 B
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14 C
Class F	.78%
Actual		$ 1,000.00	$ 1,091.40	$ 1.27 B
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 57/365 (to reflect the period December 6, 2012 to January 31, 2013).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2013
% of fund's net assets
Nitori Holdings Co. Ltd.	3.8
AstraZeneca PLC sponsored ADR	3.4
Microsoft Corp.	3.0
Tesco PLC	3.0
WellPoint, Inc.	2.8
UnitedHealth Group, Inc.	2.7
AFLAC, Inc.	2.4
The Western Union Co.	2.4
Guess?, Inc.	2.4
Dun & Bradstreet Corp.	2.4
28.3
Top Five Market Sectors as of January 31, 2013
% of fund's net assets
Consumer Discretionary	29.0
Health Care	18.7
Information Technology	15.5
Industrials	9.6
Financials	9.2
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *
Stocks 103.9%
Short-Term Investments and Net Other Assets (Liabilities)† (3.9)%
* Foreign investments	51.3%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 103.9%
	Shares	Value
CONSUMER DISCRETIONARY - 29.0%
Auto Components - 0.7%
G-Tekt Corp.	47,600	$ 1,126,951
Hanil E-Wha Co. Ltd.	525,000	4,009,843
Hyundai Mobis	1,000	261,946
Jidosha Buhin Kogyo Co. Ltd.	111,000	504,959
Piolax, Inc.	25,000	600,361
TBK Co. Ltd.	269,000	1,526,721
TPR Co. Ltd.	100,000	1,284,925
		9,315,706
Automobiles - 0.2%
Audi AG	3,500	2,732,573
Distributors - 1.0%
Doshisha Co. Ltd.	157,400	4,273,872
Uni-Select, Inc.	419,000	9,981,392
Yagi & Co. Ltd.	900	15,107
		14,270,371
Diversified Consumer Services - 1.6%
Capella Education Co. (a)	175,000	4,781,000
ITT Educational Services, Inc. (a)(d)	200,000	3,368,000
Lincoln Educational Services Corp.	25,000	138,500
MegaStudy Co. Ltd.	144,432	10,168,554
Step Co. Ltd.	217,000	1,767,893
Weight Watchers International, Inc. (d)	53,400	2,855,298
		23,079,245
Hotels, Restaurants & Leisure - 1.2%
Hiday Hidaka Corp.	127,000	2,880,398
Koshidaka Holdings Co. Ltd.	61,600	1,529,138
Kura Corp. Ltd.	125,000	1,705,943
Ohsho Food Service Corp.	50,000	1,323,200
Toridoll Corp.	758,100	9,376,249
		16,814,928
Household Durables - 2.0%
Ace Bed Co. Ltd.	4,270	298,269
Desarrolladora Homex S.A.B. de CV sponsored ADR (a)(d)	625,000	9,118,750
Dixie Group, Inc. (a)	88,634	374,922
FJ Next Co. Ltd.	90,900	638,174
Helen of Troy Ltd. (a)	135,000	4,887,000
SABAF SpA	2,126	25,980
Sanei Architecture Planning Co. Ltd.	288,100	2,728,357
Sanyo Housing Nagoya Co. Ltd.	3,500	4,458,964
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tact Home Co. Ltd.	4,000	$ 6,014,544
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)	100,000	58,044
		28,603,004
Leisure Equipment & Products - 0.4%
Accell Group NV	261,767	5,041,735
Media - 0.6%
Pico Far East Holdings Ltd.	3,500,000	961,266
Proto Corp.	100,000	1,695,008
Starz - Liberty Capital Series A (a)	400,000	6,376,000
		9,032,274
Multiline Retail - 0.8%
GwangJu Shinsegae Co. Ltd.	15,161	3,504,555
Hanwha Timeworld Co. Ltd.	128,870	2,813,082
Next PLC	42,700	2,748,167
Watts Co. Ltd.	102,100	1,490,552
		10,556,356
Specialty Retail - 17.6%
Advance Auto Parts, Inc.	70,000	5,146,400
Asahi Co. Ltd.	20,000	267,264
AT-Group Co. Ltd.	67,000	989,119
Best Buy Co., Inc.	2,000,000	32,520,000
Folli Follie Group (a)	250,000	4,650,465
Fuji Corp.	1,000	21,051
Guess?, Inc.	1,230,264	33,327,852
Handsman Co. Ltd.	35,100	342,767
Hour Glass Ltd.	115,000	163,071
I A Group Corp.	61,000	411,581
John David Group PLC	378,502	4,472,266
Jos. A. Bank Clothiers, Inc. (a)	435,000	17,634,900
Jumbo SA	1,250,000	10,862,400
K'S Denki Corp.	600,000	16,344,251
Mandarake, Inc.	2,300	34,055
Mr. Bricolage SA	68,020	928,193
Nafco Co. Ltd.	203,400	3,102,882
Nitori Holdings Co. Ltd.	700,000	53,507,571
Point, Inc.	665,930	22,939,248
Right On Co. Ltd.	19,900	157,337
RONA, Inc.	500,000	6,070,784
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	2,000,000	$ 26,960,000
The Cato Corp. Class A (sub. vtg.)	255,934	7,056,100
		247,909,557
Textiles, Apparel & Luxury Goods - 2.9%
Deckers Outdoor Corp. (a)(d)	350,000	13,982,500
Geox SpA (d)	3,356,101	11,784,179
Ports Design Ltd.	4,100,000	3,552,621
Texwinca Holdings Ltd.	1,400,000	1,317,791
Van de Velde	100,000	4,888,080
Youngone Holdings Co. Ltd.	30,000	1,852,924
Yue Yuen Industrial (Holdings) Ltd.	800,000	2,682,002
		40,060,097
TOTAL CONSUMER DISCRETIONARY		407,415,846
CONSUMER STAPLES - 9.0%
Beverages - 0.5%
Asahi Group Holdings	50,000	1,060,200
C&C Group PLC	400,000	2,606,976
Jinro Distillers Co. Ltd.	4,697	53,316
Muhak Co. Ltd.	309,979	3,917,437
		7,637,929
Food & Staples Retailing - 5.8%
Create SD Holdings Co. Ltd.	160,000	5,147,575
Dong Suh Companies, Inc.	509,556	8,781,328
Genky Stores, Inc.	104,400	2,388,373
Marukyu Co. Ltd.	56,500	546,804
San-A Co. Ltd.	175,000	7,128,602
Sapporo Drug Store Co. Ltd. (a)	38,100	1,604,079
Shoppers Drug Mart Corp.	125,000	5,188,490
Sligro Food Group NV	175,000	5,636,228
Sundrug Co. Ltd.	33,900	1,275,258
Tesco PLC	7,500,000	42,381,885
Yaoko Co. Ltd.	32,400	1,298,551
		81,377,173
Food Products - 0.4%
Ajinomoto Malaysia Bhd	102,800	137,640
Cranswick PLC	350,000	5,328,960
		5,466,600
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 2.3%
Atrium Innovations, Inc. (a)	100,000	$ 1,288,350
Herbalife Ltd.	40,000	1,452,800
Sarantis SA (a)	463,186	2,760,932
USANA Health Sciences, Inc. (a)(d)(e)	750,000	26,587,500
		32,089,582
TOTAL CONSUMER STAPLES		126,571,284
ENERGY - 8.5%
Energy Equipment & Services - 1.9%
Boustead Singapore Ltd.	1,881,000	1,717,392
Oil States International, Inc. (a)	250,000	19,395,000
Unit Corp. (a)	125,000	6,016,250
		27,128,642
Oil, Gas & Consumable Fuels - 6.6%
ENI SpA	350,000	8,742,141
Knightsbridge Tankers Ltd.	300,000	2,004,000
Marathon Oil Corp.	325,000	10,923,250
Newfield Exploration Co. (a)	600,000	17,700,000
Nordic American Tanker Shipping Ltd.	600,000	5,184,000
Peabody Energy Corp.	600,000	15,090,000
Petrominerales Ltd.	1,000,000	8,903,148
Tsakos Energy Navigation Ltd.	100,000	422,000
Ultra Petroleum Corp. (a)(d)	650,000	11,843,000
W&T Offshore, Inc.	700,000	12,320,000
		93,131,539
TOTAL ENERGY		120,260,181
FINANCIALS - 9.2%
Consumer Finance - 0.2%
Albemarle & Bond Holdings PLC	302,237	985,060
EZCORP, Inc. (non-vtg.) Class A (a)	69,700	1,547,340
Green Dot Corp. Class A (a)	25,000	335,000
		2,867,400
Diversified Financial Services - 1.3%
Century Tokyo Leasing Corp.	303,400	6,778,350
Fuyo General Lease Co. Ltd.	17,000	607,906
London Stock Exchange Group PLC	75,000	1,432,158
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
NICE Information Service Co. Ltd.	140,998	$ 686,840
Ricoh Leasing Co. Ltd.	319,000	8,755,974
		18,261,228
Insurance - 7.7%
AFLAC, Inc.	650,000	34,489,000
APRIL	440,415	9,370,589
Assurant, Inc.	400,000	15,296,000
MetLife, Inc.	600,000	22,404,000
RenaissanceRe Holdings Ltd.	125,000	10,705,000
StanCorp Financial Group, Inc.	50,000	1,944,500
Torchmark Corp.	250,000	13,927,500
		108,136,589
Real Estate Management & Development - 0.0%
Nisshin Fudosan Co. Ltd.	30,300	195,495
TOTAL FINANCIALS		129,460,712
HEALTH CARE - 18.7%
Health Care Equipment & Supplies - 1.8%
Audika SA	349,000	4,335,931
Nakanishi, Inc.	70,000	8,114,167
St. Jude Medical, Inc.	300,000	12,210,000
		24,660,098
Health Care Providers & Services - 9.9%
Aetna, Inc.	400,000	19,292,000
Coventry Health Care, Inc.	57,200	2,621,476
LHC Group, Inc. (a)	275,500	5,884,680
Magellan Health Services, Inc. (a)	250,000	12,825,000
National Healthcare Corp.	27,300	1,313,949
Pelion SA	297,450	3,733,521
Quest Diagnostics, Inc.	250,000	14,487,500
Uchiyama Holdings Co. Ltd.	82,400	1,653,497
UnitedHealth Group, Inc.	700,000	38,647,000
WellPoint, Inc.	600,000	38,892,000
		139,350,623
Health Care Technology - 0.3%
Pharmagest Interactive	51,291	4,631,254
Pharmaceuticals - 6.7%
AbbVie, Inc.	750,000	27,517,500
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AstraZeneca PLC sponsored ADR	975,000	$ 46,975,500
Hi-Tech Pharmacal Co., Inc.	5,500	201,300
Kwang Dong Pharmaceutical Co. Ltd.	1,600,000	10,264,609
Recordati SpA	294,800	3,016,106
Tsumura & Co.	175,000	5,760,293
		93,735,308
TOTAL HEALTH CARE		262,377,283
INDUSTRIALS - 9.6%
Air Freight & Logistics - 0.2%
AIT Corp.	169,200	2,993,773
Commercial Services & Supplies - 1.2%
Fursys, Inc.	50,980	1,232,317
Knoll, Inc.	100,000	1,658,000
Mitie Group PLC	2,500,000	11,177,335
Prestige International, Inc.	275,000	2,505,058
		16,572,710
Construction & Engineering - 1.0%
Boart Longyear Ltd.	1,000,000	2,137,740
Daiichi Kensetsu Corp.	23,000	220,832
Heijmans NV (Certificaten Van Aandelen)	300,000	3,211,876
Imtech NV	100,000	2,640,242
Kier Group PLC	125,000	2,666,463
Sedgman Ltd.	500,000	563,112
Vianini Lavori SpA	607,323	2,877,935
		14,318,200
Electrical Equipment - 0.6%
Aros Quality Group AB	40,120	290,274
GrafTech International Ltd. (a)	595,631	5,718,058
Somfy SA	10,000	2,104,590
		8,112,922
Machinery - 2.8%
Aalberts Industries NV	150,000	3,371,757
Daihatsu Diesel Manufacturing Co. Ltd. (e)	1,883,000	7,392,389
Dover Corp.	100,000	6,918,000
Jaya Holdings Ltd. (a)	12,500,000	7,170,848
Metka SA	110,000	1,672,810
Samyoung M-Tek Co. Ltd.	608,200	2,767,060
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Semperit AG Holding	100,000	$ 4,344,960
SIMPAC, Inc.	1,100,000	6,116,670
		39,754,494
Professional Services - 3.2%
Akka Technologies SA	325,000	9,924,500
Benefit One, Inc.	1,473	1,942,630
Dun & Bradstreet Corp. (d)	407,500	33,227,550
		45,094,680
Road & Rail - 0.1%
Hamakyorex Co. Ltd.	31,800	1,024,124
Tohbu Network Co. Ltd.	36,900	282,061
Utoc Corp.	100,000	294,166
		1,600,351
Trading Companies & Distributors - 0.5%
Bergman & Beving AB (B Shares)	445,000	4,881,957
Mitani Shoji Co. Ltd.	130,800	1,928,136
		6,810,093
TOTAL INDUSTRIALS		135,257,223
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 0.3%
Plantronics, Inc.	100,000	4,112,000
Computers & Peripherals - 4.1%
Hewlett-Packard Co.	2,000,000	33,020,000
Lexmark International, Inc. Class A (d)	300,000	7,218,000
QLogic Corp. (a)	400,000	4,620,000
Seagate Technology	300,000	10,194,000
TPV Technology Ltd.	7,500,000	2,349,976
		57,401,976
Electronic Equipment & Components - 1.7%
Corning, Inc.	1,100,000	13,200,000
Elematec Corp.	139,900	1,866,455
HF Co.	60,000	594,716
Insight Enterprises, Inc. (a)	350,000	6,860,000
Shibaura Electronics Co. Ltd.	28,000	357,023
VST Holdings Ltd.	5,282,000	1,307,662
		24,185,856
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.7%
AuFeminin.com SA (a)	32,146	$ 770,384
DeNA Co. Ltd. (d)	60,000	1,897,534
Zappallas, Inc.	6,215	6,735,267
		9,403,185
IT Services - 4.8%
Amdocs Ltd.	150,000	5,353,500
DOCdata NV	10,000	180,587
Estore Corp.	61	71,310
Groupe Steria SCA	5,000	92,874
Infosys Ltd. sponsored ADR (d)	25,000	1,318,000
ManTech International Corp. Class A	175,000	4,317,250
Shinsegae Information & Communication Co. Ltd.	388	19,008
Sopra Group SA	247,086	17,781,149
Tessi SA	36,629	4,064,332
The Western Union Co.	2,400,000	34,152,000
		67,350,010
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV	100,000	1,896,847
Software - 3.8%
KSK Co., Ltd.	29,600	176,412
Microsoft Corp.	1,550,000	42,578,500
Oracle Corp.	150,000	5,326,500
Simplex Holdings, Inc.	9,000	2,826,617
Vasco Data Security International, Inc. (a)	300,000	2,430,000
Vitec Software Group AB	20,000	245,366
		53,583,395
TOTAL INFORMATION TECHNOLOGY		217,933,269
MATERIALS - 3.7%
Chemicals - 0.8%
C. Uyemura & Co. Ltd.	47,000	1,536,257
Hannong Chemicals, Inc.	293,020	882,014
Soda Aromatic Co. Ltd.	7,400	53,571
T&K Toka Co. Ltd.	25,000	421,565
Tae Kyung Industrial Co. Ltd.	150,000	498,387
Yara International ASA	150,000	8,003,991
		11,395,785
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.3%
Buzzi Unicem SpA	100,000	$ 1,455,562
Mitani Sekisan Co. Ltd.	89,800	786,591
Titan Cement Co. SA (Reg.) (a)	69,029	1,235,329
		3,477,482
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.	10,000	116,026
Metals & Mining - 2.6%
Compania de Minas Buenaventura SA sponsored ADR	200,000	5,918,000
Pacific Metals Co. Ltd.	5,100,000	26,547,105
Sherritt International Corp.	700,000	4,126,730
Tokyo Kohtetsu Co. Ltd.	17,700	84,779
		36,676,614
TOTAL MATERIALS		51,665,907
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc.	172,548	7,467,877
UTILITIES - 0.2%
Gas Utilities - 0.2%
Kyungnam Energy Co. Ltd.	92,230	347,555
Otaki Gas Co. Ltd.	15,000	86,281
Seoul City Gas Co. Ltd.	20,000	1,691,161
YESCO Co. Ltd.	750	20,611
		2,145,608
TOTAL COMMON STOCKS (Cost $1,409,044,151)		1,460,555,190
Nonconvertible Preferred Stocks - 0.0%

MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares) (Cost $195,147)	27,200	195,740
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% 4/18/13 (Cost $3,179,557)	$ 3,180,000	$ 3,179,596
Money Market Funds - 7.6%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	55,456,910	55,456,910
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	51,545,600	51,545,600
TOTAL MONEY MARKET FUNDS (Cost $107,002,510)		107,002,510
TOTAL INVESTMENT PORTFOLIO - 111.7% (Cost $1,519,421,365)		1,570,933,036
NET OTHER ASSETS (LIABILITIES) - (11.7)%		(164,739,635)
NET ASSETS - 100%		$ 1,406,193,401
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,624
Fidelity Securities Lending Cash Central Fund	80,059
Total	$ 98,683
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Daihatsu Diesel Manufacturing Co. Ltd.	$ -	$ 6,902,658	$ -	$ -	$ 7,392,389
USANA Health Sciences, Inc.	-	28,559,343	-	-	26,587,500
Total	$ -	$ 35,462,001	$ -	$ -	$ 33,979,889
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 407,415,846	$ 407,415,846	$ -	$ -
Consumer Staples	126,571,284	126,571,284	-	-
Energy	120,260,181	111,518,040	8,742,141	-
Financials	129,460,712	129,460,712	-	-
Health Care	262,377,283	262,377,283	-	-
Industrials	135,257,223	135,257,223	-	-
Information Technology	217,933,269	217,933,269	-	-
Materials	51,861,647	51,861,647	-	-
Telecommunication Services	7,467,877	7,467,877	-	-
Utilities	2,145,608	2,145,608	-	-
U.S. Government and Government Agency Obligations	3,179,596	-	3,179,596	-
Money Market Funds	107,002,510	107,002,510	-	-
Total Investments in Securities:	$ 1,570,933,036	$ 1,559,011,299	$ 11,921,737	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	48.7%
Japan	17.8%
United Kingdom	8.5%
Korea (South)	4.3%
France	4.1%
Canada	3.3%
Bermuda	2.5%
Italy	1.9%
Greece	1.5%
Netherlands	1.5%
Others (Individually Less Than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,271,745) - See accompanying schedule: Unaffiliated issuers (cost $1,376,956,854)	$ 1,429,950,637
Fidelity Central Funds (cost $107,002,510)	107,002,510
Other affiliated issuers (cost $35,462,001)	33,979,889
Total Investments (cost $1,519,421,365)		$ 1,570,933,036
Cash		974,190
Foreign currency held at value (cost $1,943,765)		1,944,241
Receivable for investments sold		2,159,729
Receivable for fund shares sold		224,273
Dividends receivable		767,317
Distributions receivable from Fidelity Central Funds		88,197
Other receivables		204,904
Total assets		1,577,295,887

Liabilities
Payable for investments purchased	$ 118,852,932
Accrued management fee	405,140
Other affiliated payables	107,471
Other payables and accrued expenses	191,343
Collateral on securities loaned, at value	51,545,600
Total liabilities		171,102,486

Net Assets		$ 1,406,193,401
Net Assets consist of:
Paid in capital		$ 1,353,460,050
Distributions in excess of net investment income		(231,312)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,582,984
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		51,381,679
Net Assets		$ 1,406,193,401

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Series Intrinsic Opportunities: Net Asset Value, offering price and redemption price per share ($678,986,282 ÷ 62,412,958 shares)	$ 10.88

Class F: Net Asset Value, offering price and redemption price per share ($727,207,119 ÷ 66,832,628 shares)	$ 10.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period December 6, 2012 (commencement of operations) to January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 1,747,476
Interest		2,382
Income from Fidelity Central Funds		98,683
Total income		1,848,541

Expenses
Management fee	$ 541,082
Transfer agent fees	108,362
Accounting and security lending fees	34,323
Custodian fees and expenses	64,815
Independent trustees' compensation	186
Registration fees	101,577
Audit	25,431
Interest	475
Miscellaneous	1
Total expenses before reductions	876,252
Expense reductions	(204,904)	671,348
Net investment income (loss)		1,177,193
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	968,929
Foreign currency transactions	(243,927)
Futures contracts	857,982
Total net realized gain (loss)		1,582,984
Change in net unrealized appreciation (depreciation) on: Investment securities	51,511,671
Assets and liabilities in foreign currencies	(129,992)
Total change in net unrealized appreciation (depreciation)		51,381,679
Net gain (loss)		52,964,663
Net increase (decrease) in net assets resulting from operations		$ 54,141,856

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period December 6, 2012 (commencement of operations) to January 31, 2013 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,177,193
Net realized gain (loss)	1,582,984
Change in net unrealized appreciation (depreciation)	51,381,679
Net increase (decrease) in net assets resulting from operations	54,141,856
Distributions to shareholders from net investment income	(1,408,505)
Share transactions - net increase (decrease)	1,353,460,050
Total increase (decrease) in net assets	1,406,193,401

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $231,312)	$ 1,406,193,401

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Intrinsic Opportunities

Period ended January 31, 2013 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.89
Total from investment operations	.91
Distributions from net investment income	(.03)
Net asset value, end of period	$ 10.88
Total Return B,C	9.13%
Ratios to Average Net Assets E,H
Expenses before reductions	1.01% A
Expenses net of fee waivers, if any	1.01% A
Expenses net of all reductions	.80% A
Net investment income (loss)	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 678,986
Portfolio turnover rate F	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended January 31, 2013 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.89
Total from investment operations	.91
Distributions from net investment income	(.03)
Net asset value, end of period	$ 10.88
Total Return B,C	9.14%
Ratios to Average Net Assets E,H
Expenses before reductions	.78% A
Expenses net of fee waivers, if any	.78% A
Expenses net of all reductions	.57% A
Net investment income (loss)	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 727,207
Portfolio turnover rate F	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Intrinsic Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 65,607,651
Gross unrealized depreciation	(14,095,980)
Net unrealized appreciation (depreciation) on securities and other investments	$ 51,511,671

Tax cost	$ 1,519,421,365

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $857,982 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,421,936,292 and $13,665,934, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Intrinsic Opportunities as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until December 2013. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Intrinsic Opportunities, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Intrinsic Opportunities	$ 108,362.23

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,346 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,644,400.35%		$ 475

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $80,059. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $204,904 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended January 31, 2013 A
From net investment income
Series Intrinsic Opportunities	$ 679,093
Class F	729,412
Total	$ 1,408,505

A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

Period ended January 31, 2013	Shares A	Dollars A
Series Intrinsic Opportunities
Shares sold	62,346,247	$ 652,601,648
Reinvestment of distributions	66,711	679,093
Net increase (decrease)	62,412,958	$ 653,280,741
Class F
Shares sold	66,760,976	$ 699,449,897
Reinvestment of distributions	71,652	729,412
Net increase (decrease)	66,832,628	$ 700,179,309

A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Intrinsic Opportunities Fund

On September 19, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven Growth & Capital Appreciation selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total expense ratios are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

O2T-SANN-0313
1.951015.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 26, 2013